UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2026

Item 1. Reports to Stockholders.

(a)

Eventide Balanced Fund

Class A (ETAMX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.07%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Balanced Fund - with load
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Bloomberg U.S. Aggregate Bond Index
$22,500
$17,500
$12,500
$7,500
$20,003
$19,976
$11,656
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Eventide Balanced Fund - with load	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$9,425	$10,000	$10,000
Jun-2017	$10,389	$10,847	$9,969
Jun-2018	$10,405	$11,515	$9,929
Jun-2019	$11,088	$12,408	$10,710
Jun-2020	$11,872	$12,902	$11,646
Jun-2021	$15,058	$15,796	$11,607
Jun-2022	$13,621	$14,030	$10,413
Jun-2023	$14,342	$15,029	$10,315
Jun-2024	$16,127	$16,250	$10,587
Jun-2025	$17,474	$17,889	$11,230
Jun-2026	$19,976	$20,003	$11,656

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during this time period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus Treasury's from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Balanced Fund - Class A
Without Load	14.32%	5.81%	7.80%
With Load	7.72%	4.57%	7.16%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	11.82%	4.84%	7.18%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Fund Statistics

Table Summary
Net Assets	$398,233,242
Number of Portfolio Holdings	164
Advisory Fee (net of waivers)	$2,321,098
Portfolio Turnover	34%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	21.2%
Government Owned, No Guarantee	2.0%
Chemicals	2.0%
Machinery	2.2%
Biotech & Pharma	2.4%
Industrial Support Services	2.4%
Retail - Discretionary	2.5%
Institutional Financial Services	3.1%
Single-Family Housing	3.5%
Technology Hardware	4.1%
REIT	4.1%
Banking	4.3%
Electric Utilities	7.0%
Oil & Gas Producers	7.1%
Semiconductors	7.9%
Electrical Equipment	8.3%
Agency Fixed Rate	14.7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.1%
Collateralized Mortgage Obligations	0.5%
Common Stocks	55.1%
Corporate Bonds	21.0%
Money Market Funds	0.0%
Municipal Bonds	4.2%
U.S. Government & Agencies	18.1%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	3.0%
nVent Electric PLC	2.9%
KLA Corporation	2.6%
Entergy Corporation	2.1%
Royalty Pharma PLC - Class A	2.1%
Targa Resources Corporation	2.1%
Dell Technologies, Inc. - Class C	2.0%
GE Vernova, Inc.	2.0%
Nasdaq, Inc.	1.6%
Williams Companies, Inc. (The)	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Balanced Fund - Class A (ETAMX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETAMX

Eventide Balanced Fund

Class C (ETCMX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.82%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Balanced Fund
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Bloomberg U.S. Aggregate Bond Index
$22,500
$17,500
$12,500
$7,500
$20,003
$19,611
$11,656
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,929	$10,847	$9,969
Jun-2018	$10,875	$11,515	$9,929
Jun-2019	$11,499	$12,408	$10,710
Jun-2020	$12,216	$12,902	$11,646
Jun-2021	$15,373	$15,796	$11,607
Jun-2022	$13,784	$14,030	$10,413
Jun-2023	$14,409	$15,029	$10,315
Jun-2024	$16,077	$16,250	$10,587
Jun-2025	$17,287	$17,889	$11,230
Jun-2026	$19,611	$20,003	$11,656

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during this time period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus Treasury's from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Balanced Fund - Class C	13.44%	4.99%	6.97%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	11.82%	4.84%	7.18%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Fund Statistics

Table Summary
Net Assets	$398,233,242
Number of Portfolio Holdings	164
Advisory Fee (net of waivers)	$2,321,098
Portfolio Turnover	34%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	21.2%
Government Owned, No Guarantee	2.0%
Chemicals	2.0%
Machinery	2.2%
Biotech & Pharma	2.4%
Industrial Support Services	2.4%
Retail - Discretionary	2.5%
Institutional Financial Services	3.1%
Single-Family Housing	3.5%
Technology Hardware	4.1%
REIT	4.1%
Banking	4.3%
Electric Utilities	7.0%
Oil & Gas Producers	7.1%
Semiconductors	7.9%
Electrical Equipment	8.3%
Agency Fixed Rate	14.7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.1%
Collateralized Mortgage Obligations	0.5%
Common Stocks	55.1%
Corporate Bonds	21.0%
Money Market Funds	0.0%
Municipal Bonds	4.2%
U.S. Government & Agencies	18.1%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	3.0%
nVent Electric PLC	2.9%
KLA Corporation	2.6%
Entergy Corporation	2.1%
Royalty Pharma PLC - Class A	2.1%
Targa Resources Corporation	2.1%
Dell Technologies, Inc. - Class C	2.0%
GE Vernova, Inc.	2.0%
Nasdaq, Inc.	1.6%
Williams Companies, Inc. (The)	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Balanced Fund - Class C (ETCMX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETCMX

Eventide Balanced Fund

Class I (ETIMX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.82%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Balanced Fund
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Bloomberg U.S. Aggregate Bond Index
$22,500
$17,500
$12,500
$7,500
$21,671
$20,003
$11,656
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,047	$10,847	$9,969
Jun-2018	$11,099	$11,515	$9,929
Jun-2019	$11,855	$12,408	$10,710
Jun-2020	$12,713	$12,902	$11,646
Jun-2021	$16,160	$15,796	$11,607
Jun-2022	$14,631	$14,030	$10,413
Jun-2023	$15,446	$15,029	$10,315
Jun-2024	$17,415	$16,250	$10,587
Jun-2025	$18,905	$17,889	$11,230
Jun-2026	$21,671	$20,003	$11,656

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during this time period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus Treasury's from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Balanced Fund - Class I	14.64%	6.04%	8.04%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	11.82%	4.84%	7.18%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Fund Statistics

Table Summary
Net Assets	$398,233,242
Number of Portfolio Holdings	164
Advisory Fee (net of waivers)	$2,321,098
Portfolio Turnover	34%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	21.2%
Government Owned, No Guarantee	2.0%
Chemicals	2.0%
Machinery	2.2%
Biotech & Pharma	2.4%
Industrial Support Services	2.4%
Retail - Discretionary	2.5%
Institutional Financial Services	3.1%
Single-Family Housing	3.5%
Technology Hardware	4.1%
REIT	4.1%
Banking	4.3%
Electric Utilities	7.0%
Oil & Gas Producers	7.1%
Semiconductors	7.9%
Electrical Equipment	8.3%
Agency Fixed Rate	14.7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.1%
Collateralized Mortgage Obligations	0.5%
Common Stocks	55.1%
Corporate Bonds	21.0%
Money Market Funds	0.0%
Municipal Bonds	4.2%
U.S. Government & Agencies	18.1%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	3.0%
nVent Electric PLC	2.9%
KLA Corporation	2.6%
Entergy Corporation	2.1%
Royalty Pharma PLC - Class A	2.1%
Targa Resources Corporation	2.1%
Dell Technologies, Inc. - Class C	2.0%
GE Vernova, Inc.	2.0%
Nasdaq, Inc.	1.6%
Williams Companies, Inc. (The)	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Balanced Fund - Class I (ETIMX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETIMX

Eventide Balanced Fund

Class N (ETNMX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$109	1.02%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Balanced Fund
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Bloomberg U.S. Aggregate Bond Index
$22,500
$17,500
$12,500
$7,500
$21,263
$20,003
$11,656
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Eventide Balanced Fund	Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,029	$10,847	$9,969
Jun-2018	$11,062	$11,515	$9,929
Jun-2019	$11,793	$12,408	$10,710
Jun-2020	$12,621	$12,902	$11,646
Jun-2021	$16,005	$15,796	$11,607
Jun-2022	$14,472	$14,030	$10,413
Jun-2023	$15,246	$15,029	$10,315
Jun-2024	$17,155	$16,250	$10,587
Jun-2025	$18,586	$17,889	$11,230
Jun-2026	$21,263	$20,003	$11,656

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s equity positions and fixed income positions outperformed its broad based benchmark. The Fund’s equity positions, which are focused on high-quality dividend growth companies, outperformed fixed income during this time period. The Fund’s fixed income positions outperformed its benchmark also due to the strength of corporate bonds versus Treasury's from an allocation and selection perspective. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies, within this balanced equity and fixed income strategy, will continue to serve their customers, stakeholders, and shareholders effectively. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Balanced Fund - Class N	14.40%	5.85%	7.84%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index	11.82%	4.84%	7.18%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Fund Statistics

Table Summary
Net Assets	$398,233,242
Number of Portfolio Holdings	164
Advisory Fee (net of waivers)	$2,321,098
Portfolio Turnover	34%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.3%
Other Industries	21.2%
Government Owned, No Guarantee	2.0%
Chemicals	2.0%
Machinery	2.2%
Biotech & Pharma	2.4%
Industrial Support Services	2.4%
Retail - Discretionary	2.5%
Institutional Financial Services	3.1%
Single-Family Housing	3.5%
Technology Hardware	4.1%
REIT	4.1%
Banking	4.3%
Electric Utilities	7.0%
Oil & Gas Producers	7.1%
Semiconductors	7.9%
Electrical Equipment	8.3%
Agency Fixed Rate	14.7%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.1%
Collateralized Mortgage Obligations	0.5%
Common Stocks	55.1%
Corporate Bonds	21.0%
Money Market Funds	0.0%
Municipal Bonds	4.2%
U.S. Government & Agencies	18.1%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	3.0%
nVent Electric PLC	2.9%
KLA Corporation	2.6%
Entergy Corporation	2.1%
Royalty Pharma PLC - Class A	2.1%
Targa Resources Corporation	2.1%
Dell Technologies, Inc. - Class C	2.0%
GE Vernova, Inc.	2.0%
Nasdaq, Inc.	1.6%
Williams Companies, Inc. (The)	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Balanced Fund - Class N (ETNMX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETNMX

Eventide Core Bond Fund

Class A (ETARX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark for the year ended June 30, 2026.  The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Mortgage-backed securities and taxable municipal bonds also contributed positively to relative returns. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Core Bond Fund - with load	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$9,425	$10,000
Jun-2021	$9,210	$9,820
Jun-2022	$8,113	$8,809
Jun-2023	$8,040	$8,727
Jun-2024	$8,234	$8,956
Jun-2025	$8,706	$9,500
Jun-2026	$9,071	$9,861

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$215,134,089
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$324,413
Portfolio Turnover	23%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class A
Without Load	4.19%	-0.30%	-0.65%
With Load	-1.75%	-1.47%	-1.63%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.24%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	9.6%
Institutional Financial Services	1.2%
Machinery	1.3%
Insurance	1.7%
Auto Loan	1.8%
Asset Management	2.0%
Engineering & Construction	2.3%
Retail - Discretionary	2.8%
Semiconductors	3.3%
REIT	3.7%
Government Owned, No Guarantee	4.7%
Government Sponsored	5.2%
Single-Family Housing	5.3%
Oil & Gas Producers	6.1%
Banking	6.5%
Electric Utilities	9.5%
Agency Fixed Rate	30.9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.8%
Corporate Bonds	50.0%
Municipal Bonds	6.5%
U.S. Government & Agencies	41.7%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ginnie Mae II Pool, 5.000%, due 04/20/56	1.5%
Ginnie Mae II Pool, 4.500%, due 11/20/55	1.4%
Ginnie Mae II Pool, 4.500%, due 03/20/54	1.4%
Fannie Mae Pool, 4.500%, due 11/1/52	1.3%
Ginnie Mae II Pool, 4.000%, due 03/20/56	1.3%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.3%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.3%
Fannie Mae Pool, 4.000%, due 12/1/40	1.3%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.3%
Fannie Mae Pool, 4.000%, due 08/1/52	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

Eventide Core Bond Fund - Class A (ETARX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETARX

Eventide Core Bond Fund

Class C (ETCRX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.49%

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark for the year ended June 30, 2026. The Class underperformed for the same period due to class specific fees.  The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Mortgage-backed securities and taxable municipal bonds also contributed positively to relative returns. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,698	$9,820
Jun-2022	$8,499	$8,809
Jun-2023	$8,357	$8,727
Jun-2024	$8,485	$8,956
Jun-2025	$8,913	$9,500
Jun-2026	$9,208	$9,861

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$215,134,089
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$324,413
Portfolio Turnover	23%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class C	3.32%	-1.03%	-1.38%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.24%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	9.6%
Institutional Financial Services	1.2%
Machinery	1.3%
Insurance	1.7%
Auto Loan	1.8%
Asset Management	2.0%
Engineering & Construction	2.3%
Retail - Discretionary	2.8%
Semiconductors	3.3%
REIT	3.7%
Government Owned, No Guarantee	4.7%
Government Sponsored	5.2%
Single-Family Housing	5.3%
Oil & Gas Producers	6.1%
Banking	6.5%
Electric Utilities	9.5%
Agency Fixed Rate	30.9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.8%
Corporate Bonds	50.0%
Municipal Bonds	6.5%
U.S. Government & Agencies	41.7%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ginnie Mae II Pool, 5.000%, due 04/20/56	1.5%
Ginnie Mae II Pool, 4.500%, due 11/20/55	1.4%
Ginnie Mae II Pool, 4.500%, due 03/20/54	1.4%
Fannie Mae Pool, 4.500%, due 11/1/52	1.3%
Ginnie Mae II Pool, 4.000%, due 03/20/56	1.3%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.3%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.3%
Fannie Mae Pool, 4.000%, due 12/1/40	1.3%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.3%
Fannie Mae Pool, 4.000%, due 08/1/52	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

Eventide Core Bond Fund - Class C (ETCRX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETCRX

Eventide Core Bond Fund

Class I (ETIRX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.49%

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark for the year ended June 30, 2026.  The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Mortgage-backed securities and taxable municipal bonds also contributed positively to relative returns. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,776	$9,820
Jun-2022	$8,651	$8,809
Jun-2023	$8,593	$8,727
Jun-2024	$8,812	$8,956
Jun-2025	$9,353	$9,500
Jun-2026	$9,755	$9,861

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$215,134,089
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$324,413
Portfolio Turnover	23%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class I	4.30%	-0.04%	-0.42%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.24%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	9.6%
Institutional Financial Services	1.2%
Machinery	1.3%
Insurance	1.7%
Auto Loan	1.8%
Asset Management	2.0%
Engineering & Construction	2.3%
Retail - Discretionary	2.8%
Semiconductors	3.3%
REIT	3.7%
Government Owned, No Guarantee	4.7%
Government Sponsored	5.2%
Single-Family Housing	5.3%
Oil & Gas Producers	6.1%
Banking	6.5%
Electric Utilities	9.5%
Agency Fixed Rate	30.9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.8%
Corporate Bonds	50.0%
Municipal Bonds	6.5%
U.S. Government & Agencies	41.7%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ginnie Mae II Pool, 5.000%, due 04/20/56	1.5%
Ginnie Mae II Pool, 4.500%, due 11/20/55	1.4%
Ginnie Mae II Pool, 4.500%, due 03/20/54	1.4%
Fannie Mae Pool, 4.500%, due 11/1/52	1.3%
Ginnie Mae II Pool, 4.000%, due 03/20/56	1.3%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.3%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.3%
Fannie Mae Pool, 4.000%, due 12/1/40	1.3%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.3%
Fannie Mae Pool, 4.000%, due 08/1/52	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

Eventide Core Bond Fund - Class I (ETIRX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETIRX

Eventide Core Bond Fund

Class N (ETNRX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$70	0.69%

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark for the year ended June 30, 2026.  The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The Fund’s investments in corporate bonds also outperformed the performance of corporate bond allocations within the benchmark. Mortgage-backed securities and taxable municipal bonds also contributed positively to relative returns. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Jul-2020	$10,000	$10,000
Jun-2021	$9,761	$9,820
Jun-2022	$8,620	$8,809
Jun-2023	$8,543	$8,727
Jun-2024	$8,743	$8,956
Jun-2025	$9,262	$9,500
Jun-2026	$9,641	$9,861

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$215,134,089
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$324,413
Portfolio Turnover	23%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (7/31/2020)
Eventide Core Bond Fund - Class N	4.10%	-0.25%	-0.62%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.24%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Other Industries	9.6%
Institutional Financial Services	1.2%
Machinery	1.3%
Insurance	1.7%
Auto Loan	1.8%
Asset Management	2.0%
Engineering & Construction	2.3%
Retail - Discretionary	2.8%
Semiconductors	3.3%
REIT	3.7%
Government Owned, No Guarantee	4.7%
Government Sponsored	5.2%
Single-Family Housing	5.3%
Oil & Gas Producers	6.1%
Banking	6.5%
Electric Utilities	9.5%
Agency Fixed Rate	30.9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	1.8%
Corporate Bonds	50.0%
Municipal Bonds	6.5%
U.S. Government & Agencies	41.7%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ginnie Mae II Pool, 5.000%, due 04/20/56	1.5%
Ginnie Mae II Pool, 4.500%, due 11/20/55	1.4%
Ginnie Mae II Pool, 4.500%, due 03/20/54	1.4%
Fannie Mae Pool, 4.500%, due 11/1/52	1.3%
Ginnie Mae II Pool, 4.000%, due 03/20/56	1.3%
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.3%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.3%
Fannie Mae Pool, 4.000%, due 12/1/40	1.3%
Federal National Mortgage Association, 5.625%, due 07/15/37	1.3%
Fannie Mae Pool, 4.000%, due 08/1/52	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

Eventide Core Bond Fund - Class N (ETNRX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETNRX

Eventide Dividend Growth Fund

Class A (ETADX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.20%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Dividend Growth Fund - with load	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$9,425	$10,000	$10,000
Jun-2018	$9,236	$10,897	$11,146
Jun-2019	$10,081	$11,723	$10,713
Jun-2020	$10,742	$11,654	$10,166
Jun-2021	$15,814	$17,332	$17,109
Jun-2022	$13,778	$14,753	$12,770
Jun-2023	$15,250	$16,886	$14,093
Jun-2024	$18,505	$18,980	$15,045
Jun-2025	$20,362	$21,448	$16,516
Jun-2026	$25,029	$25,785	$22,734

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund underperformed the broad based benchmark for the year. The high-quality, dividend-focused style of the Fund did not keep up with the higher-beta constituents of the equal-weighted broad based benchmark during a very strong year for US equities from an absolute return perspective. An underweight to Healthcare and an overweight to Utilities was a drag on relative returns while an intentional underweight to Consumer Staples was a positive. From a stock selection standpoint, strength in Information Technology holdings was more than offset by weakness in Financials, Healthcare and Consumer Discretionary positions. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class A
Without Load	22.92%	9.62%	11.81%
With Load	15.88%	8.32%	11.05%
Bloomberg US Mid Cap Total Return Index	20.22%	8.27%	11.43%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	9.84%

Fund Statistics

  Net Assets$1,425,327,971
  Number of Portfolio Holdings59
  Advisory Fee (with fee recapture)$9,119,479
  Portfolio Turnover42%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.6%
Banking	2.0%
Transportation & Logistics	2.2%
Oil & Gas Services & Equipment	2.8%
Biotech & Pharma	3.0%
Commercial Support Services	3.3%
Retail - Discretionary	3.4%
Industrial Support Services	3.6%
Medical Equipment & Devices	3.9%
Chemicals	4.0%
Institutional Financial Services	4.3%
Industrial REITs	5.0%
Technology Hardware	6.8%
Electric Utilities	8.0%
Oil & Gas Producers	8.5%
Semiconductors	11.1%
Electrical Equipment	12.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	4.9%
nVent Electric PLC	4.7%
KLA Corporation	4.4%
Entergy Corporation	3.6%
Targa Resources Corporation	3.5%
GE Vernova, Inc.	3.2%
Dell Technologies, Inc. - Class C	3.1%
Royalty Pharma PLC - Class A	3.0%
Element Solutions, Inc.	2.9%
Nasdaq, Inc.	2.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Dividend Growth Fund - Class A (ETADX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETADX

Eventide Dividend Growth Fund

Class C (ETCDX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.95%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Dividend Growth Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,763	$10,897	$11,146
Jun-2019	$10,577	$11,723	$10,713
Jun-2020	$11,188	$11,654	$10,166
Jun-2021	$16,326	$17,332	$17,109
Jun-2022	$14,110	$14,753	$12,770
Jun-2023	$15,490	$16,886	$14,093
Jun-2024	$18,665	$18,980	$15,045
Jun-2025	$20,359	$21,448	$16,516
Jun-2026	$24,862	$25,785	$22,734

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund underperformed the broad based benchmark for the year. The high-quality, dividend-focused style of the Fund did not keep up with the higher-beta constituents of the equal-weighted broad based benchmark during a very strong year for US equities from an absolute return perspective. An underweight to Healthcare and an overweight to Utilities was a drag on relative returns while an intentional underweight to Consumer Staples was a positive. From a stock selection standpoint, strength in Information Technology holdings was more than offset by weakness in Financials, Healthcare and Consumer Discretionary positions. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class C	22.12%	8.77%	10.97%
Bloomberg US Mid Cap Total Return Index	20.22%	8.27%	11.43%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	9.84%

Fund Statistics

  Net Assets$1,425,327,971
  Number of Portfolio Holdings59
  Advisory Fee (with fee recapture)$9,119,479
  Portfolio Turnover42%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.6%
Banking	2.0%
Transportation & Logistics	2.2%
Oil & Gas Services & Equipment	2.8%
Biotech & Pharma	3.0%
Commercial Support Services	3.3%
Retail - Discretionary	3.4%
Industrial Support Services	3.6%
Medical Equipment & Devices	3.9%
Chemicals	4.0%
Institutional Financial Services	4.3%
Industrial REITs	5.0%
Technology Hardware	6.8%
Electric Utilities	8.0%
Oil & Gas Producers	8.5%
Semiconductors	11.1%
Electrical Equipment	12.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	4.9%
nVent Electric PLC	4.7%
KLA Corporation	4.4%
Entergy Corporation	3.6%
Targa Resources Corporation	3.5%
GE Vernova, Inc.	3.2%
Dell Technologies, Inc. - Class C	3.1%
Royalty Pharma PLC - Class A	3.0%
Element Solutions, Inc.	2.9%
Nasdaq, Inc.	2.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Dividend Growth Fund - Class C (ETCDX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETCDX

Eventide Dividend Growth Fund

Class I (ETIDX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.95%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Dividend Growth Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,832	$10,897	$11,146
Jun-2019	$10,756	$11,723	$10,713
Jun-2020	$11,487	$11,654	$10,166
Jun-2021	$16,942	$17,332	$17,109
Jun-2022	$14,787	$14,753	$12,770
Jun-2023	$16,395	$16,886	$14,093
Jun-2024	$19,952	$18,980	$15,045
Jun-2025	$22,006	$21,448	$16,516
Jun-2026	$27,114	$25,785	$22,734

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund underperformed the broad based benchmark for the year. The high-quality, dividend-focused style of the Fund did not keep up with the higher-beta constituents of the equal-weighted broad based benchmark during a very strong year for US equities from an absolute return perspective. An underweight to Healthcare and an overweight to Utilities was a drag on relative returns while an intentional underweight to Consumer Staples was a positive. From a stock selection standpoint, strength in Information Technology holdings was more than offset by weakness in Financials, Healthcare and Consumer Discretionary positions. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class I	23.21%	9.86%	12.07%
Bloomberg US Mid Cap Total Return Index	20.22%	8.27%	11.43%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	9.84%

Fund Statistics

  Net Assets$1,425,327,971
  Number of Portfolio Holdings59
  Advisory Fee (with fee recapture)$9,119,479
  Portfolio Turnover42%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.6%
Banking	2.0%
Transportation & Logistics	2.2%
Oil & Gas Services & Equipment	2.8%
Biotech & Pharma	3.0%
Commercial Support Services	3.3%
Retail - Discretionary	3.4%
Industrial Support Services	3.6%
Medical Equipment & Devices	3.9%
Chemicals	4.0%
Institutional Financial Services	4.3%
Industrial REITs	5.0%
Technology Hardware	6.8%
Electric Utilities	8.0%
Oil & Gas Producers	8.5%
Semiconductors	11.1%
Electrical Equipment	12.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	4.9%
nVent Electric PLC	4.7%
KLA Corporation	4.4%
Entergy Corporation	3.6%
Targa Resources Corporation	3.5%
GE Vernova, Inc.	3.2%
Dell Technologies, Inc. - Class C	3.1%
Royalty Pharma PLC - Class A	3.0%
Element Solutions, Inc.	2.9%
Nasdaq, Inc.	2.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Dividend Growth Fund - Class I (ETIDX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETIDX

Eventide Dividend Growth Fund

Class N (ETNDX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$128	1.15%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Dividend Growth Fund	Bloomberg US Mid Cap Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$9,813	$10,897	$11,146
Jun-2019	$10,716	$11,723	$10,713
Jun-2020	$11,424	$11,654	$10,166
Jun-2021	$16,817	$17,332	$17,109
Jun-2022	$14,647	$14,753	$12,770
Jun-2023	$16,209	$16,886	$14,093
Jun-2024	$19,678	$18,980	$15,045
Jun-2025	$21,662	$21,448	$16,516
Jun-2026	$26,631	$25,785	$22,734

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund underperformed the broad based benchmark for the year. The high-quality, dividend-focused style of the Fund did not keep up with the higher-beta constituents of the equal-weighted broad based benchmark during a very strong year for US equities from an absolute return perspective. An underweight to Healthcare and an overweight to Utilities was a drag on relative returns while an intentional underweight to Consumer Staples was a positive. From a stock selection standpoint, strength in Information Technology holdings was more than offset by weakness in Financials, Healthcare and Consumer Discretionary positions. Our focus remains on resilient growth, strong financials, idiosyncratic risk, and the overarching theme of human flourishing. Our experience underpins our confidence that these high-quality dividend growth companies will continue to serve their customers, stakeholders, and shareholders effectively.  Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (9/29/2017)
Eventide Dividend Growth Fund - Class N	22.94%	9.63%	11.84%
Bloomberg US Mid Cap Total Return Index	20.22%	8.27%	11.43%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	9.84%

Fund Statistics

  Net Assets$1,425,327,971
  Number of Portfolio Holdings59
  Advisory Fee (with fee recapture)$9,119,479
  Portfolio Turnover42%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.7%
Other Industries	13.6%
Banking	2.0%
Transportation & Logistics	2.2%
Oil & Gas Services & Equipment	2.8%
Biotech & Pharma	3.0%
Commercial Support Services	3.3%
Retail - Discretionary	3.4%
Industrial Support Services	3.6%
Medical Equipment & Devices	3.9%
Chemicals	4.0%
Institutional Financial Services	4.3%
Industrial REITs	5.0%
Technology Hardware	6.8%
Electric Utilities	8.0%
Oil & Gas Producers	8.5%
Semiconductors	11.1%
Electrical Equipment	12.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies PLC	4.9%
nVent Electric PLC	4.7%
KLA Corporation	4.4%
Entergy Corporation	3.6%
Targa Resources Corporation	3.5%
GE Vernova, Inc.	3.2%
Dell Technologies, Inc. - Class C	3.1%
Royalty Pharma PLC - Class A	3.0%
Element Solutions, Inc.	2.9%
Nasdaq, Inc.	2.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Dividend Growth Fund - Class N (ETNDX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETNDX

Eventide Exponential Technologies Fund

Class A (ETAEX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$192	1.61%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Exponential Technologies Fund - with load	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$9,425	$10,000	$10,000
Jun-2021	$18,002	$15,123	$16,831
Jun-2022	$10,451	$10,750	$12,562
Jun-2023	$11,474	$12,666	$13,864
Jun-2024	$11,436	$13,833	$14,800
Jun-2025	$12,870	$15,995	$16,247
Jun-2026	$17,871	$26,242	$22,364

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US 2500 Technology Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the period. This was due primarily to outperformance in the Industrial and IT sectors which overcame a slight drag from the Consumer Services and Financial sectors. The fiscal year exhibited many of the same trends that have persisted over the past two years, the most important being the size of the Artificial Intelligence ("AI") opportunity and outperformance of companies that help facilitate AI in realizing its potential. We also observed that small- and mid-cap began to stabilize and outperform compared to large and mega cap. We believe that a disciplined approach to positioning is well-suited to deliver long- term value across market cycles, while still enabling participation in themes of technological innovation driving human progress. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (6/30/2020)
Eventide Exponential Technologies Fund - Class A
Without Load	38.86%	-0.15%	11.25%
With Load	30.88%	-1.32%	10.16%
Bloomberg US 2500 Technology Total Return Index	64.06%	11.65%	17.44%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	14.36%

Fund Statistics

Table Summary
Net Assets	$105,759,930
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$847,825
Portfolio Turnover	125%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.9%
Asset Management	0.7%
Aerospace & Defense	1.8%
Technology Services	2.6%
Industrial Intermediate Prod	2.9%
Money Market Funds	3.1%
Oil & Gas Services & Equipment	3.9%
Biotech & Pharma	4.3%
Electrical Equipment	5.6%
Technology Hardware	9.6%
Software	10.2%
Medical Equipment & Devices	10.6%
Semiconductors	38.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.0%
Corporate Bonds	0.7%
Money Market Funds	3.3%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Micron Technology, Inc.	6.5%
NVIDIA Corporation	5.3%
Guardant Health, Inc.	5.1%
Advanced Micro Devices, Inc.	4.8%
Lam Research Corporation	4.0%
Arista Networks, Inc.	3.2%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.0%
Generac Holdings, Inc.	3.0%
Xometry, Inc. - Class A	2.9%
Toast, Inc. - Class A	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus which is available at

https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor lowered the Fund’s advisory fee by 0.15% to 0.95% and reduced the expense limitation by 0.08%.

Eventide Exponential Technologies Fund - Class A (ETAEX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETAEX

Eventide Exponential Technologies Fund

Class C (ETCEX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$281	2.36%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Exponential Technologies Fund	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$10,000	$10,000	$10,000
Jun-2021	$18,980	$15,123	$16,831
Jun-2022	$10,928	$10,750	$12,562
Jun-2023	$11,912	$12,666	$13,864
Jun-2024	$11,780	$13,833	$14,800
Jun-2025	$13,150	$15,995	$16,247
Jun-2026	$18,121	$26,242	$22,364

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US 2500 Technology Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the period. This was due primarily to outperformance in the Industrial and IT sectors which overcame a slight drag from the Consumer Services and Financial sectors. The fiscal year exhibited many of the same trends that have persisted over the past two years, the most important being the size of the Artificial Intelligence ("AI") opportunity and outperformance of companies that help facilitate AI in realizing its potential. We also observed that small- and mid-cap began to stabilize and outperform compared to large and mega cap. We believe that a disciplined approach to positioning is well-suited to deliver long- term value across market cycles, while still enabling participation in themes of technological innovation driving human progress. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (6/30/2020)
Eventide Exponential Technologies Fund - Class C	37.81%	-0.92%	10.42%
Bloomberg US 2500 Technology Total Return Index	64.06%	11.65%	17.44%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	14.36%

Fund Statistics

Table Summary
Net Assets	$105,759,930
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$847,825
Portfolio Turnover	125%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.9%
Asset Management	0.7%
Aerospace & Defense	1.8%
Technology Services	2.6%
Industrial Intermediate Prod	2.9%
Money Market Funds	3.1%
Oil & Gas Services & Equipment	3.9%
Biotech & Pharma	4.3%
Electrical Equipment	5.6%
Technology Hardware	9.6%
Software	10.2%
Medical Equipment & Devices	10.6%
Semiconductors	38.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.0%
Corporate Bonds	0.7%
Money Market Funds	3.3%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Micron Technology, Inc.	6.5%
NVIDIA Corporation	5.3%
Guardant Health, Inc.	5.1%
Advanced Micro Devices, Inc.	4.8%
Lam Research Corporation	4.0%
Arista Networks, Inc.	3.2%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.0%
Generac Holdings, Inc.	3.0%
Xometry, Inc. - Class A	2.9%
Toast, Inc. - Class A	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus which is available at

https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor lowered the Fund’s advisory fee by 0.15% to 0.95% and reduced the expense limitation by 0.08%.

Eventide Exponential Technologies Fund - Class C (ETCEX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETCEX

Eventide Exponential Technologies Fund

Class I (ETIEX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$163	1.36%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Exponential Technologies Fund	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$10,000	$10,000	$10,000
Jun-2021	$19,140	$15,123	$16,831
Jun-2022	$11,128	$10,750	$12,562
Jun-2023	$12,254	$12,666	$13,864
Jun-2024	$12,244	$13,833	$14,800
Jun-2025	$13,817	$15,995	$16,247
Jun-2026	$19,224	$26,242	$22,364

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US 2500 Technology Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the period. This was due primarily to outperformance in the Industrial and IT sectors which overcame a slight drag from the Consumer Services and Financial sectors. The fiscal year exhibited many of the same trends that have persisted over the past two years, the most important being the size of the Artificial Intelligence ("AI") opportunity and outperformance of companies that help facilitate AI in realizing its potential. We also observed that small- and mid-cap began to stabilize and outperform compared to large and mega cap. We believe that a disciplined approach to positioning is well-suited to deliver long- term value across market cycles, while still enabling participation in themes of technological innovation driving human progress. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (6/30/2020)
Eventide Exponential Technologies Fund - Class I	39.13%	0.09%	11.51%
Bloomberg US 2500 Technology Total Return Index	64.06%	11.65%	17.44%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	14.36%

Fund Statistics

Table Summary
Net Assets	$105,759,930
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$847,825
Portfolio Turnover	125%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.9%
Asset Management	0.7%
Aerospace & Defense	1.8%
Technology Services	2.6%
Industrial Intermediate Prod	2.9%
Money Market Funds	3.1%
Oil & Gas Services & Equipment	3.9%
Biotech & Pharma	4.3%
Electrical Equipment	5.6%
Technology Hardware	9.6%
Software	10.2%
Medical Equipment & Devices	10.6%
Semiconductors	38.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.0%
Corporate Bonds	0.7%
Money Market Funds	3.3%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Micron Technology, Inc.	6.5%
NVIDIA Corporation	5.3%
Guardant Health, Inc.	5.1%
Advanced Micro Devices, Inc.	4.8%
Lam Research Corporation	4.0%
Arista Networks, Inc.	3.2%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.0%
Generac Holdings, Inc.	3.0%
Xometry, Inc. - Class A	2.9%
Toast, Inc. - Class A	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus which is available at

https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor lowered the Fund’s advisory fee by 0.15% to 0.95% and reduced the expense limitation by 0.08%.

Eventide Exponential Technologies Fund - Class I (ETIEX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETIEX

Eventide Exponential Technologies Fund

Class N (ETNEX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$186	1.56%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Exponential Technologies Fund	Bloomberg US 2500 Technology Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2020	$10,000	$10,000	$10,000
Jun-2021	$19,100	$15,123	$16,831
Jun-2022	$11,078	$10,750	$12,562
Jun-2023	$12,174	$12,666	$13,864
Jun-2024	$12,143	$13,833	$14,800
Jun-2025	$13,665	$15,995	$16,247
Jun-2026	$18,981	$26,242	$22,364

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US 2500 Technology Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the period. This was due primarily to outperformance in the Industrial and IT sectors which overcame a slight drag from the Consumer Services and Financial sectors. The fiscal year exhibited many of the same trends that have persisted over the past two years, the most important being the size of the Artificial Intelligence ("AI") opportunity and outperformance of companies that help facilitate AI in realizing its potential. We also observed that small- and mid-cap began to stabilize and outperform compared to large and mega cap. We believe that a disciplined approach to positioning is well-suited to deliver long- term value across market cycles, while still enabling participation in themes of technological innovation driving human progress. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (6/30/2020)
Eventide Exponential Technologies Fund - Class N	38.90%	-0.12%	11.27%
Bloomberg US 2500 Technology Total Return Index	64.06%	11.65%	17.44%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	14.36%

Fund Statistics

Table Summary
Net Assets	$105,759,930
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$847,825
Portfolio Turnover	125%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.9%
Asset Management	0.7%
Aerospace & Defense	1.8%
Technology Services	2.6%
Industrial Intermediate Prod	2.9%
Money Market Funds	3.1%
Oil & Gas Services & Equipment	3.9%
Biotech & Pharma	4.3%
Electrical Equipment	5.6%
Technology Hardware	9.6%
Software	10.2%
Medical Equipment & Devices	10.6%
Semiconductors	38.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	96.0%
Corporate Bonds	0.7%
Money Market Funds	3.3%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Micron Technology, Inc.	6.5%
NVIDIA Corporation	5.3%
Guardant Health, Inc.	5.1%
Advanced Micro Devices, Inc.	4.8%
Lam Research Corporation	4.0%
Arista Networks, Inc.	3.2%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.0%
Generac Holdings, Inc.	3.0%
Xometry, Inc. - Class A	2.9%
Toast, Inc. - Class A	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus which is available at

https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor lowered the Fund’s advisory fee by 0.15% to 0.95% and reduced the expense limitation by 0.08%.

Eventide Exponential Technologies Fund - Class N (ETNEX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETNEX

Eventide Gilead Fund

Class A (ETAGX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$169	1.41%

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the fiscal year. This outperformance was due to both allocation and selection. Industrials exposure, favoring domestic manufacturing and global power, and Healthcare, with an overweight in biotech, generated the most sector outperformance. Financials and Communication Services, with significant underweights in the Fund relative to the benchmark, were the sectors that contributed the most to underperformance. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Gilead Fund - with load	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$9,426	$10,000	$10,000
Jun-2017	$12,082	$11,502	$12,472
Jun-2018	$15,222	$13,310	$14,658
Jun-2019	$17,713	$14,972	$14,088
Jun-2020	$20,650	$16,364	$13,369
Jun-2021	$30,848	$23,619	$22,500
Jun-2022	$20,769	$18,357	$16,794
Jun-2023	$24,036	$21,567	$18,534
Jun-2024	$23,876	$24,128	$19,785
Jun-2025	$27,113	$28,084	$21,720
Jun-2026	$37,851	$32,690	$29,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Growth Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class A
Without Load	39.60%	4.18%	14.91%
With Load	31.58%	2.95%	14.24%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	6.72%	12.57%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

Fund Statistics

Table Summary
Net Assets	$3,438,647,827
Number of Portfolio Holdings	76
Advisory Fee	$28,902,794
Portfolio Turnover	16%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.9%
Other Industries	6.5%
Oil & Gas Services & Equipment	1.1%
Construction Materials	1.4%
Technology Hardware	1.8%
Retail - Discretionary	2.0%
Electric Utilities	2.1%
Oil & Gas Producers	2.4%
Transportation & Logistics	2.5%
Technology Services	2.8%
Engineering & Construction	3.2%
Industrial Support Services	5.3%
Industrial Intermediate Prod	5.9%
Software	7.1%
Electrical Equipment	9.1%
Medical Equipment & Devices	11.4%
Biotech & Pharma	12.4%
Semiconductors	18.1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Contingent Value Rights	0.1%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	6.5%
Xometry, Inc. - Class A	5.9%
Guardant Health, Inc.	5.5%
ASML Holding N.V.	3.8%
Trane Technologies PLC	2.7%
Lattice Semiconductor Corporation	2.6%
United Rentals, Inc.	2.6%
Datadog, Inc. - Class A	2.5%
Generac Holdings, Inc.	2.5%
Old Dominion Freight Line, Inc.	2.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Gilead Fund - Class A (ETAGX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETAGX

Eventide Gilead Fund

Class C (ETCGX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$258	2.16%

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the fiscal year. This outperformance was due to both allocation and selection. Industrials exposure, favoring domestic manufacturing and global power, and Healthcare, with an overweight in biotech, generated the most sector outperformance. Financials and Communication Services, with significant underweights in the Fund relative to the benchmark, were the sectors that contributed the most to underperformance. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,724	$11,502	$12,472
Jun-2018	$15,910	$13,310	$14,658
Jun-2019	$18,376	$14,972	$14,088
Jun-2020	$21,263	$16,364	$13,369
Jun-2021	$31,517	$23,619	$22,500
Jun-2022	$21,051	$18,357	$16,794
Jun-2023	$24,182	$21,567	$18,534
Jun-2024	$23,845	$24,128	$19,785
Jun-2025	$26,873	$28,084	$21,720
Jun-2026	$37,232	$32,690	$29,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Growth Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class C	38.55%	3.39%	14.05%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	6.72%	12.57%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

Fund Statistics

Table Summary
Net Assets	$3,438,647,827
Number of Portfolio Holdings	76
Advisory Fee	$28,902,794
Portfolio Turnover	16%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.9%
Other Industries	6.5%
Oil & Gas Services & Equipment	1.1%
Construction Materials	1.4%
Technology Hardware	1.8%
Retail - Discretionary	2.0%
Electric Utilities	2.1%
Oil & Gas Producers	2.4%
Transportation & Logistics	2.5%
Technology Services	2.8%
Engineering & Construction	3.2%
Industrial Support Services	5.3%
Industrial Intermediate Prod	5.9%
Software	7.1%
Electrical Equipment	9.1%
Medical Equipment & Devices	11.4%
Biotech & Pharma	12.4%
Semiconductors	18.1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Contingent Value Rights	0.1%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	6.5%
Xometry, Inc. - Class A	5.9%
Guardant Health, Inc.	5.5%
ASML Holding N.V.	3.8%
Trane Technologies PLC	2.7%
Lattice Semiconductor Corporation	2.6%
United Rentals, Inc.	2.6%
Datadog, Inc. - Class A	2.5%
Generac Holdings, Inc.	2.5%
Old Dominion Freight Line, Inc.	2.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Gilead Fund - Class C (ETCGX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETCGX

Eventide Gilead Fund

Class I  (ETILX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$139	1.16%

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the fiscal year. This outperformance was due to both allocation and selection. Industrials exposure, favoring domestic manufacturing and global power, and Healthcare, with an overweight in biotech, generated the most sector outperformance. Financials and Communication Services, with significant underweights in the Fund relative to the benchmark, were the sectors that contributed the most to underperformance. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,850	$11,502	$12,472
Jun-2018	$16,233	$13,310	$14,658
Jun-2019	$18,938	$14,972	$14,088
Jun-2020	$22,128	$16,364	$13,369
Jun-2021	$33,138	$23,619	$22,500
Jun-2022	$22,360	$18,357	$16,794
Jun-2023	$25,938	$21,567	$18,534
Jun-2024	$25,834	$24,128	$19,785
Jun-2025	$29,409	$28,084	$21,720
Jun-2026	$41,156	$32,690	$29,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Growth Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class I	39.95%	4.43%	15.20%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	6.72%	12.57%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

Fund Statistics

Table Summary
Net Assets	$3,438,647,827
Number of Portfolio Holdings	76
Advisory Fee	$28,902,794
Portfolio Turnover	16%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.9%
Other Industries	6.5%
Oil & Gas Services & Equipment	1.1%
Construction Materials	1.4%
Technology Hardware	1.8%
Retail - Discretionary	2.0%
Electric Utilities	2.1%
Oil & Gas Producers	2.4%
Transportation & Logistics	2.5%
Technology Services	2.8%
Engineering & Construction	3.2%
Industrial Support Services	5.3%
Industrial Intermediate Prod	5.9%
Software	7.1%
Electrical Equipment	9.1%
Medical Equipment & Devices	11.4%
Biotech & Pharma	12.4%
Semiconductors	18.1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Contingent Value Rights	0.1%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	6.5%
Xometry, Inc. - Class A	5.9%
Guardant Health, Inc.	5.5%
ASML Holding N.V.	3.8%
Trane Technologies PLC	2.7%
Lattice Semiconductor Corporation	2.6%
United Rentals, Inc.	2.6%
Datadog, Inc. - Class A	2.5%
Generac Holdings, Inc.	2.5%
Old Dominion Freight Line, Inc.	2.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Gilead Fund - Class I (ETILX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETILX

Eventide Gilead Fund

Class N (ETGLX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$163	1.36%

How did the Fund perform during the reporting period?

The Fund outperformed the benchmark during the fiscal year. This outperformance was due to both allocation and selection. Industrials exposure, favoring domestic manufacturing and global power, and Healthcare, with an overweight in biotech, generated the most sector outperformance. Financials and Communication Services, with significant underweights in the Fund relative to the benchmark, were the sectors that contributed the most to underperformance. The Fund’s investment strategy remains anchored in the belief that companies with sustainable competitive advantages in attractive industries run by great management teams that focus on value creation for their stakeholders generate superior long-term risk-adjusted returns. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Gilead Fund	Bloomberg US Mid Cap Growth Total Return Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,827	$11,502	$12,472
Jun-2018	$16,168	$13,310	$14,658
Jun-2019	$18,820	$14,972	$14,088
Jun-2020	$21,955	$16,364	$13,369
Jun-2021	$32,807	$23,619	$22,500
Jun-2022	$22,095	$18,357	$16,794
Jun-2023	$25,580	$21,567	$18,534
Jun-2024	$25,421	$24,128	$19,785
Jun-2025	$28,886	$28,084	$21,720
Jun-2026	$40,342	$32,690	$29,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, Bloomberg US Mid Cap Growth Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Gilead Fund - Class N	39.66%	4.22%	14.97%
Bloomberg US Mid Cap Growth Total Return Index	16.40%	6.72%	12.57%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

Fund Statistics

Table Summary
Net Assets	$3,438,647,827
Number of Portfolio Holdings	76
Advisory Fee	$28,902,794
Portfolio Turnover	16%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.9%
Other Industries	6.5%
Oil & Gas Services & Equipment	1.1%
Construction Materials	1.4%
Technology Hardware	1.8%
Retail - Discretionary	2.0%
Electric Utilities	2.1%
Oil & Gas Producers	2.4%
Transportation & Logistics	2.5%
Technology Services	2.8%
Engineering & Construction	3.2%
Industrial Support Services	5.3%
Industrial Intermediate Prod	5.9%
Software	7.1%
Electrical Equipment	9.1%
Medical Equipment & Devices	11.4%
Biotech & Pharma	12.4%
Semiconductors	18.1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Contingent Value Rights	0.1%
Corporate Bonds	1.1%
Money Market Funds	0.2%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	6.5%
Xometry, Inc. - Class A	5.9%
Guardant Health, Inc.	5.5%
ASML Holding N.V.	3.8%
Trane Technologies PLC	2.7%
Lattice Semiconductor Corporation	2.6%
United Rentals, Inc.	2.6%
Datadog, Inc. - Class A	2.5%
Generac Holdings, Inc.	2.5%
Old Dominion Freight Line, Inc.	2.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Gilead Fund - Class N (ETGLX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETGLX

Eventide Healthcare & Life Sciences Fund

Class A (ETAHX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$209	1.54%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Healthcare & Life Sciences Fund - with load
S&P Biotechnology Select Industry Index
Bloomberg US 3000 Equal Weight Total Return Index
$37,500
$30,000
$22,500
$15,000
$7,500
$36,563
$29,931
$29,898
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Eventide Healthcare & Life Sciences Fund - with load	S&P Biotechnology Select Industry Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$9,424	$10,000	$10,000
Jun-2017	$11,789	$14,299	$12,472
Jun-2018	$17,545	$17,676	$14,658
Jun-2019	$19,409	$16,320	$14,088
Jun-2020	$24,196	$20,841	$13,369
Jun-2021	$26,683	$25,257	$22,500
Jun-2022	$17,111	$13,856	$16,794
Jun-2023	$23,736	$15,537	$18,534
Jun-2024	$21,415	$17,391	$19,785
Jun-2025	$21,344	$15,589	$21,720
Jun-2026	$36,563	$29,931	$29,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, S&P Biotechnology Select Industry Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

During the fiscal year, the Fund significantly outperformed the broader market. This was largely due to the outperformance of the biotech industry. After several years of struggling, biotech drew significant investor interest because of its high innovation, attractiveness as a source of M&A targets, favorable regulatory dynamics, and a differentiated correlation profile. The Fund has remained overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class A
Without Load	71.30%	6.50%	14.52%
With Load	61.45%	5.25%	13.84%
S&P Biotechnology Select Industry Index	92.00%	3.45%	11.59%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

Fund Statistics

Table Summary
Net Assets	$1,789,380,256
Number of Portfolio Holdings	90
Advisory Fee	$16,626,771
Portfolio Turnover	87%

What did the Fund invest in?

Industry Weighting (% of net assets)

Biotech & Pharma
78.2%
Medical Equipment & Devices
14.8%
Software
2.0%
Money Market Funds
1.1%
Health Care Facilities & Services
0.8%
Other Assets in Excess of Liabilities
3.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Health Care Facilities & Services	0.8%
Money Market Funds	1.1%
Software	2.0%
Medical Equipment & Devices	14.8%
Biotech & Pharma	78.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.0%
Contingent Value Rights	0.4%
Convertible Bonds	0.0%
Money Market Funds	1.1%
Private Investments	1.3%
Warrant	0.2%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Guardant Health, Inc.	5.4%
Mirum Pharmaceuticals, Inc.	3.5%
Kymera Therapeutics, Inc.	3.2%
Abivax S.A. - ADR	2.9%
BeLite Bio Inc	2.8%
Trevi Therapeutics, Inc.	2.8%
MBX Biosciences, Inc.	2.7%
Vaxcyte, Inc.	2.7%
Cytokinetics, Inc.	2.7%
Argenx S.E. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Healthcare & Life Sciences Fund - Class A (ETAHX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETAHX

Eventide Healthcare & Life Sciences Fund

Class C (ETCHX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$309	2.29%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Healthcare & Life Sciences Fund
S&P Biotechnology Select Industry Index
Bloomberg US 3000 Equal Weight Total Return Index
$37,500
$30,000
$22,500
$15,000
$7,500
$35,983
$29,931
$29,898
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,415	$14,299	$12,472
Jun-2018	$18,334	$17,676	$14,658
Jun-2019	$20,137	$16,320	$14,088
Jun-2020	$24,916	$20,841	$13,369
Jun-2021	$27,270	$25,257	$22,500
Jun-2022	$17,349	$13,856	$16,794
Jun-2023	$23,892	$15,537	$18,534
Jun-2024	$21,398	$17,391	$19,785
Jun-2025	$21,164	$15,589	$21,720
Jun-2026	$35,983	$29,931	$29,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, S&P Biotechnology Select Industry Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

During the fiscal year, the Fund significantly outperformed the broader market. This was largely due to the outperformance of the biotech industry. After several years of struggling, biotech drew significant investor interest because of its high innovation, attractiveness as a source of M&A targets, favorable regulatory dynamics, and a differentiated correlation profile. The Fund has remained overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class C	70.02%	5.70%	13.66%
S&P Biotechnology Select Industry Index	92.00%	3.45%	11.59%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

Fund Statistics

Table Summary
Net Assets	$1,789,380,256
Number of Portfolio Holdings	90
Advisory Fee	$16,626,771
Portfolio Turnover	87%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Health Care Facilities & Services	0.8%
Money Market Funds	1.1%
Software	2.0%
Medical Equipment & Devices	14.8%
Biotech & Pharma	78.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.0%
Contingent Value Rights	0.4%
Convertible Bonds	0.0%
Money Market Funds	1.1%
Private Investments	1.3%
Warrant	0.2%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Guardant Health, Inc.	5.4%
Mirum Pharmaceuticals, Inc.	3.5%
Kymera Therapeutics, Inc.	3.2%
Abivax S.A. - ADR	2.9%
BeLite Bio Inc	2.8%
Trevi Therapeutics, Inc.	2.8%
MBX Biosciences, Inc.	2.7%
Vaxcyte, Inc.	2.7%
Cytokinetics, Inc.	2.7%
Argenx S.E. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Healthcare & Life Sciences Fund - Class C (ETCHX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETCHX

Eventide Healthcare & Life Sciences Fund

Class I (ETIHX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$175	1.29%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Healthcare & Life Sciences Fund
S&P Biotechnology Select Industry Index
Bloomberg US 3000 Equal Weight Total Return Index
$45,000
$37,500
$30,000
$22,500
$15,000
$7,500
$39,811
$29,931
$29,898
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,540	$14,299	$12,472
Jun-2018	$18,760	$17,676	$14,658
Jun-2019	$20,772	$16,320	$14,088
Jun-2020	$25,960	$20,841	$13,369
Jun-2021	$28,697	$25,257	$22,500
Jun-2022	$18,442	$13,856	$16,794
Jun-2023	$25,656	$15,537	$18,534
Jun-2024	$23,199	$17,391	$19,785
Jun-2025	$23,179	$15,589	$21,720
Jun-2026	$39,811	$29,931	$29,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, S&P Biotechnology Select Industry Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

During the fiscal year, the Fund significantly outperformed the broader market. This was largely due to the outperformance of the biotech industry. After several years of struggling, biotech drew significant investor interest because of its high innovation, attractiveness as a source of M&A targets, favorable regulatory dynamics, and a differentiated correlation profile. The Fund has remained overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class I	71.76%	6.77%	14.82%
S&P Biotechnology Select Industry Index	92.00%	3.45%	11.59%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

Fund Statistics

Table Summary
Net Assets	$1,789,380,256
Number of Portfolio Holdings	90
Advisory Fee	$16,626,771
Portfolio Turnover	87%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Health Care Facilities & Services	0.8%
Money Market Funds	1.1%
Software	2.0%
Medical Equipment & Devices	14.8%
Biotech & Pharma	78.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.0%
Contingent Value Rights	0.4%
Convertible Bonds	0.0%
Money Market Funds	1.1%
Private Investments	1.3%
Warrant	0.2%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Guardant Health, Inc.	5.4%
Mirum Pharmaceuticals, Inc.	3.5%
Kymera Therapeutics, Inc.	3.2%
Abivax S.A. - ADR	2.9%
BeLite Bio Inc	2.8%
Trevi Therapeutics, Inc.	2.8%
MBX Biosciences, Inc.	2.7%
Vaxcyte, Inc.	2.7%
Cytokinetics, Inc.	2.7%
Argenx S.E. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Healthcare & Life Sciences Fund - Class I (ETIHX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETIHX

Eventide Healthcare & Life Sciences Fund

Class N (ETNHX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$202	1.49%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Eventide Healthcare & Life Sciences Fund
S&P Biotechnology Select Industry Index
Bloomberg US 3000 Equal Weight Total Return Index
$45,000
$37,500
$30,000
$22,500
$15,000
$7,500
$39,023
$29,931
$29,898
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Eventide Healthcare & Life Sciences Fund	S&P Biotechnology Select Industry Index	Bloomberg US 3000 Equal Weight Total Return Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,519	$14,299	$12,472
Jun-2018	$18,687	$17,676	$14,658
Jun-2019	$20,652	$16,320	$14,088
Jun-2020	$25,749	$20,841	$13,369
Jun-2021	$28,411	$25,257	$22,500
Jun-2022	$18,226	$13,856	$16,794
Jun-2023	$25,302	$15,537	$18,534
Jun-2024	$22,833	$17,391	$19,785
Jun-2025	$22,772	$15,589	$21,720
Jun-2026	$39,023	$29,931	$29,898

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US 3000 Equal Weight Total Return Index, which represents the overall domestic equity market. In addition, the strategy benchmark, S&P Biotechnology Select Industry Total Return Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

During the fiscal year, the Fund significantly outperformed the broader market. This was largely due to the outperformance of the biotech industry. After several years of struggling, biotech drew significant investor interest because of its high innovation, attractiveness as a source of M&A targets, favorable regulatory dynamics, and a differentiated correlation profile. The Fund has remained overweight the medtech and diagnostic subsectors, as well as in biotech companies in later development and commercial stages. We believe the Fund is strategically aligned to leverage the innovation in healthcare to address important unmet needs. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund - Class N	71.36%	6.55%	14.59%
S&P Biotechnology Select Industry Index	92.00%	3.45%	11.59%
Bloomberg US 3000 Equal Weight Total Return Index	37.65%	5.85%	11.57%

Fund Statistics

Table Summary
Net Assets	$1,789,380,256
Number of Portfolio Holdings	90
Advisory Fee	$16,626,771
Portfolio Turnover	87%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.1%
Health Care Facilities & Services	0.8%
Money Market Funds	1.1%
Software	2.0%
Medical Equipment & Devices	14.8%
Biotech & Pharma	78.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.0%
Contingent Value Rights	0.4%
Convertible Bonds	0.0%
Money Market Funds	1.1%
Private Investments	1.3%
Warrant	0.2%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Guardant Health, Inc.	5.4%
Mirum Pharmaceuticals, Inc.	3.5%
Kymera Therapeutics, Inc.	3.2%
Abivax S.A. - ADR	2.9%
BeLite Bio Inc	2.8%
Trevi Therapeutics, Inc.	2.8%
MBX Biosciences, Inc.	2.7%
Vaxcyte, Inc.	2.7%
Cytokinetics, Inc.	2.7%
Argenx S.E. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Healthcare & Life Sciences Fund - Class N (ETNHX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETNHX

Eventide Large Cap Focus Fund

Class A (ETLAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.19%

How did the Fund perform during the reporting period?

The Fund’s underperformance in Financials, Materials, Utilities, Information Technology, and Healthcare was partly offset by outperformance in Industrials, Consumer Staples, and Real Estate. The Fund outperformed in the first half of calendar 2026 due to strong stock selection, particularly within Industrials and Information Technology. We remain focused on the Fund owning companies that create significant value for their stakeholders, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Large Cap Focus Fund - with load	S&P 500® Index
Jun-2022	$9,425	$10,000
Jun-2023	$10,769	$11,959
Jun-2024	$13,183	$14,896
Jun-2025	$14,768	$17,155
Jun-2026	$17,383	$20,985

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$204,740,418
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$974,701
Portfolio Turnover	30%

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class A
Without Load	17.71%	16.54%
With Load	10.96%	14.82%
S&P 500® Index	22.32%	20.36%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Other Industries	3.0%
Institutional Financial Services	1.2%
Technology Services	1.5%
Banking	1.6%
Oil & Gas Producers	2.4%
Industrial Support Services	2.5%
Transportation & Logistics	3.0%
Specialty Finance	3.3%
Medical Equipment & Devices	3.9%
Chemicals	5.2%
Software	5.6%
Retail - Discretionary	6.5%
Biotech & Pharma	6.6%
Electric Utilities	7.5%
Technology Hardware	7.6%
Electrical Equipment	10.4%
Semiconductors	25.3%

Market Cap Weighting

Table Summary
Value	Value
Large Cap	70.8%
Mid Cap	26.2%
Cash/Other	3.0%
Small Cap	0.0%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
GE Vernova, Inc.	6.0%
Broadcom, Inc.	4.8%
Trane Technologies PLC	4.4%
Linde PLC	4.3%
Royalty Pharma PLC - Class A	4.1%
Dell Technologies, Inc. - Class C	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.3%
American Express Company	3.3%
KLA Corporation	3.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Large Cap Focus Fund - Class A (ETLAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETLAX

Eventide Large Cap Focus Fund

Class C (ETLCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.94%

How did the Fund perform during the reporting period?

The Fund’s underperformance in Financials, Materials, Utilities, Information Technology, and Healthcare was partly offset by outperformance in Industrials, Consumer Staples, and Real Estate. The Fund outperformed in the first half of calendar 2026 due to strong stock selection, particularly within Industrials and Information Technology. We remain focused on the Fund owning companies that create significant value for their stakeholders, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,360	$11,959
Jun-2024	$13,790	$14,896
Jun-2025	$15,340	$17,155
Jun-2026	$17,926	$20,985

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$204,740,418
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$974,701
Portfolio Turnover	30%

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class C	16.85%	15.71%
S&P 500® Index	22.32%	20.36%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Other Industries	3.0%
Institutional Financial Services	1.2%
Technology Services	1.5%
Banking	1.6%
Oil & Gas Producers	2.4%
Industrial Support Services	2.5%
Transportation & Logistics	3.0%
Specialty Finance	3.3%
Medical Equipment & Devices	3.9%
Chemicals	5.2%
Software	5.6%
Retail - Discretionary	6.5%
Biotech & Pharma	6.6%
Electric Utilities	7.5%
Technology Hardware	7.6%
Electrical Equipment	10.4%
Semiconductors	25.3%

Market Cap Weighting

Table Summary
Value	Value
Large Cap	70.8%
Mid Cap	26.2%
Cash/Other	3.0%
Small Cap	0.0%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
GE Vernova, Inc.	6.0%
Broadcom, Inc.	4.8%
Trane Technologies PLC	4.4%
Linde PLC	4.3%
Royalty Pharma PLC - Class A	4.1%
Dell Technologies, Inc. - Class C	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.3%
American Express Company	3.3%
KLA Corporation	3.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Large Cap Focus Fund - Class C (ETLCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETLCX

Eventide Large Cap Focus Fund

Class I (ETLIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.94%

How did the Fund perform during the reporting period?

The Fund’s underperformance in Financials, Materials, Utilities, Information Technology, and Healthcare was partly offset by outperformance in Industrials, Consumer Staples, and Real Estate. The Fund outperformed in the first half of calendar 2026 due to strong stock selection, particularly within Industrials and Information Technology. We remain focused on the Fund owning companies that create significant value for their stakeholders, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,455	$11,959
Jun-2024	$14,058	$14,896
Jun-2025	$15,789	$17,155
Jun-2026	$18,632	$20,985

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$204,740,418
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$974,701
Portfolio Turnover	30%

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class I	18.01%	16.83%
S&P 500® Index	22.32%	20.36%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Other Industries	3.0%
Institutional Financial Services	1.2%
Technology Services	1.5%
Banking	1.6%
Oil & Gas Producers	2.4%
Industrial Support Services	2.5%
Transportation & Logistics	3.0%
Specialty Finance	3.3%
Medical Equipment & Devices	3.9%
Chemicals	5.2%
Software	5.6%
Retail - Discretionary	6.5%
Biotech & Pharma	6.6%
Electric Utilities	7.5%
Technology Hardware	7.6%
Electrical Equipment	10.4%
Semiconductors	25.3%

Market Cap Weighting

Table Summary
Value	Value
Large Cap	70.8%
Mid Cap	26.2%
Cash/Other	3.0%
Small Cap	0.0%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
GE Vernova, Inc.	6.0%
Broadcom, Inc.	4.8%
Trane Technologies PLC	4.4%
Linde PLC	4.3%
Royalty Pharma PLC - Class A	4.1%
Dell Technologies, Inc. - Class C	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.3%
American Express Company	3.3%
KLA Corporation	3.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Large Cap Focus Fund - Class I (ETLIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETLIX

Eventide Large Cap Focus Fund

Class N (ETLNX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$124	1.14%

How did the Fund perform during the reporting period?

The Fund’s underperformance in Financials, Materials, Utilities, Information Technology, and Healthcare was partly offset by outperformance in Industrials, Consumer Staples, and Real Estate. The Fund outperformed in the first half of calendar 2026 due to strong stock selection, particularly within Industrials and Information Technology. We remain focused on the Fund owning companies that create significant value for their stakeholders, while also trading at attractive valuations. Visit https://www.eventidefunds.com for more recent performance information.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Large Cap Focus Fund	S&P 500® Index
Jun-2022	$10,000	$10,000
Jun-2023	$11,443	$11,959
Jun-2024	$14,014	$14,896
Jun-2025	$15,708	$17,155
Jun-2026	$18,494	$20,985

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Table Summary
Net Assets	$204,740,418
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$974,701
Portfolio Turnover	30%

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (6/30/2022)
Eventide Large Cap Focus Fund - Class N	17.74%	16.62%
S&P 500® Index	22.32%	20.36%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Other Industries	3.0%
Institutional Financial Services	1.2%
Technology Services	1.5%
Banking	1.6%
Oil & Gas Producers	2.4%
Industrial Support Services	2.5%
Transportation & Logistics	3.0%
Specialty Finance	3.3%
Medical Equipment & Devices	3.9%
Chemicals	5.2%
Software	5.6%
Retail - Discretionary	6.5%
Biotech & Pharma	6.6%
Electric Utilities	7.5%
Technology Hardware	7.6%
Electrical Equipment	10.4%
Semiconductors	25.3%

Market Cap Weighting

Table Summary
Value	Value
Large Cap	70.8%
Mid Cap	26.2%
Cash/Other	3.0%
Small Cap	0.0%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
GE Vernova, Inc.	6.0%
Broadcom, Inc.	4.8%
Trane Technologies PLC	4.4%
Linde PLC	4.3%
Royalty Pharma PLC - Class A	4.1%
Dell Technologies, Inc. - Class C	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.3%
American Express Company	3.3%
KLA Corporation	3.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Eventide Large Cap Focus Fund - Class N (ETLNX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETLNX

Eventide Limited-Term Bond Fund

Class A (ETABX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.72%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Limited-Term Bond Fund - with load	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$9,422	$10,000	$10,000
Jun-2017	$9,472	$10,011	$9,969
Jun-2018	$9,424	$9,991	$9,929
Jun-2019	$9,860	$10,525	$10,710
Jun-2020	$10,284	$11,096	$11,646
Jun-2021	$10,330	$11,140	$11,607
Jun-2022	$9,689	$10,561	$10,413
Jun-2023	$9,799	$10,581	$10,315
Jun-2024	$10,298	$11,074	$10,587
Jun-2025	$10,899	$11,785	$11,230
Jun-2026	$11,249	$12,139	$11,656

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg 1-5 Year Gov/Credit Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2026, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to Treasury's. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The portfolio’s significantly shorter duration profile relative to the benchmark captured yield change gains as rates rose across the curve, but the carry deficit from holding shorter-dated instruments and the underweight to the long end of the curve produced a net yield drag that detracted from relative returns. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Limited-Term Bond Fund - Class A
Without Load	3.21%	1.72%	1.79%
With Load	-2.75%	0.52%	1.18%
Bloomberg U.S. 1-5 Year Government/Credit Index	3.00%	1.73%	1.96%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Fund Statistics

Table Summary
Net Assets	$218,186,572
Number of Portfolio Holdings	116
Advisory Fee (net of waivers)	$365,974
Portfolio Turnover	11%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Other Industries	14.6%
Construction Materials	2.0%
Asset Management	2.0%
Electrical Equipment	2.2%
Insurance	2.3%
Engineering & Construction	2.4%
Machinery	3.2%
Semiconductors	3.2%
Single-Family Housing	3.5%
Retail - Discretionary	5.5%
REIT	5.6%
Oil & Gas Producers	6.1%
Government Sponsored	6.2%
Electric Utilities	7.2%
Government Owned, No Guarantee	8.0%
Banking	9.6%
Agency Fixed Rate	13.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.0%
Corporate Bonds	65.1%
Municipal Bonds	4.1%
U.S. Government & Agencies	28.8%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.6%
Federal Home Loan Mortgage Corporation, 6.750%, due 03/15/31	1.4%
Duke Energy Florida, LLC, 2.500%, due 12/1/29	1.4%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.4%
Federal Home Loan Mortgage Corporation, 4.125%, due 02/20/31	1.4%
Truist Financial Corporation, 5.071%, due 05/20/31	1.3%
Home Depot, Inc. (The), 4.750%, due 06/25/29	1.3%
Royal Bank of Canada, 1.150%, due 07/14/26	1.3%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.3%
Freddie Mac Pool, 4.500%, due 01/1/41	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

Eventide Limited-Term Bond Fund - Class A (ETABX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETABX

Eventide Limited-Term Bond Fund

Class C (ETCBX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.47%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,424	$10,427	$10,708
Jun-2020	$10,789	$10,993	$11,644
Jun-2021	$10,749	$11,037	$11,605
Jun-2022	$10,003	$10,463	$10,411
Jun-2023	$10,052	$10,483	$10,313
Jun-2024	$10,481	$10,971	$10,585
Jun-2025	$11,015	$11,676	$11,228
Jun-2026	$11,287	$12,026	$11,653

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg 1-5 Year Gov/Credit Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2026, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to Treasury's. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The portfolio’s significantly shorter duration profile relative to the benchmark captured yield change gains as rates rose across the curve, but the carry deficit from holding shorter-dated instruments and the underweight to the long end of the curve produced a net yield drag that detracted from relative returns. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (12/14/2018)
Eventide Limited-Term Bond Fund - Class C	2.47%	0.98%	1.62%
Bloomberg U.S. 1-5 Year Government/Credit Index	3.00%	1.73%	2.48%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	2.05%

Fund Statistics

Table Summary
Net Assets	$218,186,572
Number of Portfolio Holdings	116
Advisory Fee (net of waivers)	$365,974
Portfolio Turnover	11%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Other Industries	14.6%
Construction Materials	2.0%
Asset Management	2.0%
Electrical Equipment	2.2%
Insurance	2.3%
Engineering & Construction	2.4%
Machinery	3.2%
Semiconductors	3.2%
Single-Family Housing	3.5%
Retail - Discretionary	5.5%
REIT	5.6%
Oil & Gas Producers	6.1%
Government Sponsored	6.2%
Electric Utilities	7.2%
Government Owned, No Guarantee	8.0%
Banking	9.6%
Agency Fixed Rate	13.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.0%
Corporate Bonds	65.1%
Municipal Bonds	4.1%
U.S. Government & Agencies	28.8%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.6%
Federal Home Loan Mortgage Corporation, 6.750%, due 03/15/31	1.4%
Duke Energy Florida, LLC, 2.500%, due 12/1/29	1.4%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.4%
Federal Home Loan Mortgage Corporation, 4.125%, due 02/20/31	1.4%
Truist Financial Corporation, 5.071%, due 05/20/31	1.3%
Home Depot, Inc. (The), 4.750%, due 06/25/29	1.3%
Royal Bank of Canada, 1.150%, due 07/14/26	1.3%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.3%
Freddie Mac Pool, 4.500%, due 01/1/41	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

Eventide Limited-Term Bond Fund - Class C (ETCBX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETCBX

Eventide Limited-Term Bond Fund

Class I (ETIBX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$9,987	$10,011	$9,969
Jun-2018	$9,961	$9,991	$9,929
Jun-2019	$10,450	$10,525	$10,710
Jun-2020	$10,928	$11,096	$11,646
Jun-2021	$11,000	$11,140	$11,607
Jun-2022	$10,338	$10,561	$10,413
Jun-2023	$10,489	$10,581	$10,315
Jun-2024	$11,050	$11,074	$10,587
Jun-2025	$11,720	$11,785	$11,230
Jun-2026	$12,138	$12,139	$11,656

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg 1-5 Year Gov/Credit Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2026, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to Treasury's. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The portfolio’s significantly shorter duration profile relative to the benchmark captured yield change gains as rates rose across the curve, but the carry deficit from holding shorter-dated instruments and the underweight to the long end of the curve produced a net yield drag that detracted from relative returns. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eventide Limited-Term Bond Fund - Class I	3.57%	1.99%	1.96%
Bloomberg U.S. 1-5 Year Government/Credit Index	3.00%	1.73%	1.96%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Fund Statistics

Table Summary
Net Assets	$218,186,572
Number of Portfolio Holdings	116
Advisory Fee (net of waivers)	$365,974
Portfolio Turnover	11%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Other Industries	14.6%
Construction Materials	2.0%
Asset Management	2.0%
Electrical Equipment	2.2%
Insurance	2.3%
Engineering & Construction	2.4%
Machinery	3.2%
Semiconductors	3.2%
Single-Family Housing	3.5%
Retail - Discretionary	5.5%
REIT	5.6%
Oil & Gas Producers	6.1%
Government Sponsored	6.2%
Electric Utilities	7.2%
Government Owned, No Guarantee	8.0%
Banking	9.6%
Agency Fixed Rate	13.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.0%
Corporate Bonds	65.1%
Municipal Bonds	4.1%
U.S. Government & Agencies	28.8%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.6%
Federal Home Loan Mortgage Corporation, 6.750%, due 03/15/31	1.4%
Duke Energy Florida, LLC, 2.500%, due 12/1/29	1.4%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.4%
Federal Home Loan Mortgage Corporation, 4.125%, due 02/20/31	1.4%
Truist Financial Corporation, 5.071%, due 05/20/31	1.3%
Home Depot, Inc. (The), 4.750%, due 06/25/29	1.3%
Royal Bank of Canada, 1.150%, due 07/14/26	1.3%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.3%
Freddie Mac Pool, 4.500%, due 01/1/41	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

Eventide Limited-Term Bond Fund - Class I (ETIBX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETIBX

Eventide Limited-Term Bond Fund

Class N (ETNBX )

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$68	0.67%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Eventide Limited-Term Bond Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Jun-2019	$10,464	$10,427	$10,708
Jun-2020	$10,921	$10,993	$11,644
Jun-2021	$10,974	$11,037	$11,605
Jun-2022	$10,287	$10,463	$10,411
Jun-2023	$10,419	$10,483	$10,313
Jun-2024	$10,959	$10,971	$10,585
Jun-2025	$11,595	$11,676	$11,228
Jun-2026	$11,986	$12,026	$11,653

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.  The Fund's performance information above is compared with a broad-based benchmark, Bloomberg US Aggregate Index, which represents the overall domestic bond market. In addition, the strategy benchmark, Bloomberg 1-5 Year Gov/Credit Index, is included as the adviser believes it is more representative of the Fund's investment universe.

How did the Fund perform during the reporting period?

The Fund’s performance for the year ended June 30, 2026, was materially impacted by interest rate movements across the yield curve and the performance of corporate bonds relative to Treasury's. The Fund's investments slightly underperformed its benchmark net of fees, but outperformed gross of fees during the period. The Fund benefited from an overweight to corporate bonds and a significant underweight to Treasury bonds as corporate bonds outperformed Treasury bonds. The portfolio’s significantly shorter duration profile relative to the benchmark captured yield change gains as rates rose across the curve, but the carry deficit from holding shorter-dated instruments and the underweight to the long end of the curve produced a net yield drag that detracted from relative returns. Visit https://www.eventidefunds.com for more recent performance information.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (12/14/2018)
Eventide Limited-Term Bond Fund - Class N	3.37%	1.78%	2.43%
Bloomberg U.S. 1-5 Year Government/Credit Index	3.00%	1.73%	2.48%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	2.05%

Fund Statistics

Table Summary
Net Assets	$218,186,572
Number of Portfolio Holdings	116
Advisory Fee (net of waivers)	$365,974
Portfolio Turnover	11%

What did the Fund invest in?

Industry Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Other Industries	14.6%
Construction Materials	2.0%
Asset Management	2.0%
Electrical Equipment	2.2%
Insurance	2.3%
Engineering & Construction	2.4%
Machinery	3.2%
Semiconductors	3.2%
Single-Family Housing	3.5%
Retail - Discretionary	5.5%
REIT	5.6%
Oil & Gas Producers	6.1%
Government Sponsored	6.2%
Electric Utilities	7.2%
Government Owned, No Guarantee	8.0%
Banking	9.6%
Agency Fixed Rate	13.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.0%
Corporate Bonds	65.1%
Municipal Bonds	4.1%
U.S. Government & Agencies	28.8%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.6%
Federal Home Loan Mortgage Corporation, 6.750%, due 03/15/31	1.4%
Duke Energy Florida, LLC, 2.500%, due 12/1/29	1.4%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.4%
Federal Home Loan Mortgage Corporation, 4.125%, due 02/20/31	1.4%
Truist Financial Corporation, 5.071%, due 05/20/31	1.3%
Home Depot, Inc. (The), 4.750%, due 06/25/29	1.3%
Royal Bank of Canada, 1.150%, due 07/14/26	1.3%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.3%
Freddie Mac Pool, 4.500%, due 01/1/41	1.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s November 1, 2025 prospectus, which is available at https://www.eventidefunds.com/prospectus or upon request at 1-877-771 EVEN (3836). Effective September 1, 2025, the Advisor reduced the expense limitation by 0.10%.

Eventide Limited-Term Bond Fund - Class N (ETNBX )

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.eventidefunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-ETNBX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2026	2025
Eventide Gilead Fund	62,062	66,582
Eventide Dividend Growth Fund	28,395	25,966
Eventide Healthcare & Life Sciences Fund	33,879	31,952
Eventide Limited Term Bond Fund	7,832	7,266
Eventide Balanced Fund	11,678	12,170
Eventide Core Bond Fund	7,340	7,131
Eventide Exponential Technologies Fund	5,798	6,259
Eventide Large Cap Focus Fund	7,516	7,174

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2026	2025
Eventide Gilead Fund	3,062	3,062
Eventide Dividend Growth Fund	3,062	3,062
Eventide Healthcare & Life Sciences Fund	3,062	3,062
Eventide Limited Term Bond Fund	3,062	3,062
Eventide Balanced Fund	3,062	3,062
Eventide Core Bond Fund	3,062	3,062
Eventide Exponential Technologies Fund	3,062	3,062
Eventide Large Cap Focus Fund	3,062	3,062

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

ANNUAL
FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION

Eventide Balanced Fund

Eventide Core Bond Fund

Eventide Dividend Growth Fund

Eventide Exponential Technologies Fund

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Large Cap Focus Fund

Eventide Limited-Term Bond Fund

June 30, 2026

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 54.4%
	BANKING - 1.1%
39,409	Fifth Third Bancorp	$2,221,485
124,337	Huntington Bancshares Inc	2,204,495
		4,425,980
	BIOTECH & PHARMA - 2.1%
150,555	Royalty Pharma plc, Class A	8,441,619

	CHEMICALS - 2.0%
105,338	Element Solutions, Inc.	5,029,889
8,106	Sherwin-Williams Company (The)	2,791,058
		7,820,947
	COMMERCIAL SUPPORT SERVICES - 1.0%
98,054	Rollins, Inc.	4,092,774

	CONSTRUCTION MATERIALS - 0.6%
4,284	Martin Marietta Materials, Inc.	2,470,583

	ELECTRIC UTILITIES - 4.1%
27,736	Black Hills Corporation	2,063,558
5,817	Constellation Energy Corporation	1,444,768
74,066	Entergy Corporation	8,507,221
15,311	Vistra Corporation	2,428,784
18,108	WEC Energy Group, Inc.	2,114,471
		16,558,802
	ELECTRICAL EQUIPMENT - 8.3%
6,689	GE Vernova, Inc.	7,858,639
67,316	nVent Electric PLC	11,417,467
3,698	Rockwell Automation, Inc.	1,830,806
24,016	Trane Technologies PLC	11,795,698
		32,902,610
	ENGINEERING & CONSTRUCTION - 0.9%
619	Comfort Systems USA, Inc.	1,226,827
3,039	Quanta Services, Inc.	2,188,202
		3,415,029

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 54.4% (Continued)
	GAS & WATER UTILITIES - 1.0%
80,131	NiSource, Inc.	$3,810,229

	HOME CONSTRUCTION - 0.9%
21,353	DR Horton, Inc.	3,477,977

	INDUSTRIAL REIT - 3.0%
29,425	EastGroup Properties, Inc.	5,959,445
43,631	Prologis, Inc.	5,910,692
		11,870,137
	INDUSTRIAL SUPPORT SERVICES - 2.0%
18,201	Applied Industrial Technologies, Inc.	6,154,668
1,656	United Rentals, Inc.	1,876,066
		8,030,734
	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
26,784	Houlihan Lokey, Inc.	3,592,538
82,025	Nasdaq, Inc.	6,465,211
		10,057,749
	INSURANCE - 0.9%
10,087	Arthur J. Gallagher & Company	2,315,673
5,255	Willis Towers Watson PLC	1,373,499
		3,689,172
	MACHINERY - 1.1%
14,053	IDEX Corporation	3,189,329
17,958	Pentair PLC	1,376,660
		4,565,989
	MEDICAL EQUIPMENT & DEVICES - 1.4%
25,747	STERIS plc	5,421,546

	OIL & GAS PRODUCERS - 5.2%
7,275	Diamondback Energy, Inc.	1,278,800
32,723	DT Midstream, Inc.	4,801,773
30,642	Targa Resources Corporation	8,216,346
84,445	Williams Companies, Inc. (The)	6,277,641
		20,574,560

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 54.4% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
51,219	Baker Hughes Company	$2,842,654
44,973	Halliburton Company	1,526,833
56,456	Liberty Energy, Inc., Class A	1,478,583
		5,848,070
	RETAIL - DISCRETIONARY - 1.6%
17,246	Ferguson Enterprises, Inc.	4,092,993
10,644	Lowe’s Companies, Inc.	2,346,895
		6,439,888
	SEMICONDUCTORS - 6.5%
34,360	KLA Corporation	10,366,757
14,058	Lam Research Corporation	6,091,753
1,979	Monolithic Power Systems, Inc.	2,735,690
5,640	NXP Semiconductors N.V.	1,585,009
10,742	Teradyne, Inc.	5,197,409
		25,976,618
	SOFTWARE - 0.6%
6,323	Cadence Design Systems, Inc.(a)	2,373,148

	TECHNOLOGY HARDWARE - 4.1%
18,411	Dell Technologies, Inc., Class C	7,943,610
2,023	Fabrinet(a)	1,137,088
12,286	Garmin Ltd.	2,918,416
5,227	Motorola Solutions, Inc.	2,170,721
7,739	TD SYNNEX Corporation	2,068,944
		16,238,779
	TECHNOLOGY SERVICES - 0.9%
6,750	MSCI, Inc.	3,780,270

	TRANSPORTATION & LOGISTICS - 1.1%
19,653	Old Dominion Freight Line, Inc.	4,256,840

	TOTAL COMMON STOCKS (Cost $134,508,525)	216,540,050

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.1%
	AUTO LOAN — 1.1%
2,230,000	CarMax Auto Owner Trust 2024-2 D		6.4200	10/15/30	$2,279,731
1,375,000	CarMax Auto Owner Trust 2026-2 A4		4.3100	06/15/32	1,366,218
540,000	CarMax Auto Owner Trust 2026-2 C		4.7500	06/15/32	536,039
					4,181,988
	TOTAL ASSET BACKED SECURITIES (Cost$4,196,784)				4,181,988

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG01 A10		2.9390	04/25/29	957,398
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG02 A2		2.4120	08/25/29	945,826
					1,903,224
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,019,589)				1,903,224

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.7%
	ASSET MANAGEMENT — 0.4%
1,700,000	HA Sustainable Infrastructure Capital, Inc.		6.1500	01/15/31	1,744,658

	BANKING — 3.2%
1,500,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 1.259%	5.2530	03/05/31	1,517,239
2,300,000	First Horizon Corporation(b)	SOFRRATE + 1.766%	5.5140	03/07/31	2,330,953
2,200,000	Huntington Bancshares, Inc.(b)	SOFRINDX + 1.870%	5.7090	02/02/35	2,254,649
3,200,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	3,215,972
2,250,000	M&T Bank Corporation(b)	SOFRRATE + 0.930%	4.8330	01/16/29	2,256,494
1,250,000	Truist Financial Corporation Series I(b)	SOFRRATE + 1.309%	5.0710	05/20/31	1,262,598
					12,837,905
	BIOTECH & PHARMA — 0.3%
1,000,000	Eli Lilly & Company		5.1000	02/12/35	1,017,516

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.7% (Continued)
	CONSTRUCTION MATERIALS — 0.8%
1,250,000	Advanced Drainage Systems, Inc.(c)	6.3750	06/15/30	$1,271,625
1,750,000	Quikrete Holdings, Inc.(c)	6.3750	03/01/32	1,787,922
				3,059,547
	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation(c)	4.1250	04/15/29	964,445

	ELECTRIC UTILITIES — 2.8%
1,900,000	Constellation Energy Generation, LLC	6.1250	01/15/34	2,020,805
1,000,000	Duke Energy Florida, LLC	2.5000	12/01/29	936,042
1,000,000	MidAmerican Energy Company	3.1000	05/01/27	991,056
3,475,000	National Rural Utilities Cooperative Finance	1.3500	03/15/31	3,001,156
3,600,000	NextEra Energy Capital Holdings, Inc.	1.9000	06/15/28	3,426,522
1,000,000	Wisconsin Power and Light Company	1.9500	09/16/31	867,943
				11,243,524
	ENGINEERING & CONSTRUCTION — 1.0%
2,000,000	MasTec, Inc.(c)	4.5000	08/15/28	1,981,274
2,250,000	Quanta Services, Inc. B	2.9000	10/01/30	2,095,527
				4,076,801
	FORESTRY, PAPER & WOOD PRODUCTS — 0.5%
2,000,000	Louisiana-Pacific Corporation(c)	3.6250	03/15/29	1,906,984

	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Somnigroup International, Inc.(c)	4.0000	04/15/29	1,842,713

	HOME CONSTRUCTION — 0.9%
1,850,000	M/I Homes, Inc.	3.9500	02/15/30	1,758,781
1,800,000	Patrick Industries, Inc.(c)	4.7500	05/01/29	1,771,442
				3,530,223
	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,700,000	United Rentals North America, Inc.	4.8750	01/15/28	1,695,049

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
2,250,000	Nasdaq, Inc.	5.5500	02/15/34	2,318,492

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.7% (Continued)
	INSURANCE — 0.8%
1,875,000	Assurant, Inc.	3.7000	02/22/30	$1,796,819
1,575,000	Brown & Brown, Inc.	4.5000	03/15/29	1,564,985
				3,361,804
	MACHINERY — 1.1%
1,900,000	Mueller Water Products, Inc.(c)	4.0000	06/15/29	1,846,449
1,000,000	Xylem, Inc.	1.9500	01/30/28	961,908
1,400,000	Xylem, Inc.	5.4500	06/01/36	1,428,998
				4,237,355
	OIL & GAS PRODUCERS — 1.9%
1,500,000	Cheniere Energy Partners, L.P.	4.5000	10/01/29	1,490,792
1,400,000	ConocoPhillips Company	5.0000	01/15/35	1,399,980
1,750,000	Diamondback Energy, Inc.	3.5000	12/01/29	1,688,933
1,000,000	EOG Resources, Inc.	5.3500	01/15/36	1,013,198
2,000,000	Plains All American Pipeline, L.P. / PAA Finance	3.5500	12/15/29	1,926,913
				7,519,816
	REAL ESTATE INVESTMENT TRUSTS — 1.1%
1,500,000	AvalonBay Communities, Inc.	2.0500	01/15/32	1,314,274
1,700,000	Iron Mountain, Inc.(c)	6.2500	01/15/33	1,717,275
1,500,000	Welltower OP, LLC	2.7000	02/15/27	1,485,828
				4,517,377
	REAL ESTATE SERVICES — 0.4%
1,800,000	CBRE Services, Inc.	4.9000	01/15/33	1,776,658

	RETAIL - DISCRETIONARY — 0.9%
1,750,000	Asbury Automotive Group, Inc.	4.5000	03/01/28	1,733,365
1,950,000	Builders FirstSource, Inc.(c)	4.2500	02/01/32	1,817,768
				3,551,133
	SEMICONDUCTORS — 1.4%
1,825,000	Amkor Technology, Inc.(c)	5.8750	10/01/33	1,832,972
2,800,000	NXP BV / NXP FUNDING, LLC / NXP USA, INC.	2.5000	05/11/31	2,515,252
1,200,000	Synaptics, Inc.(c)	4.0000	06/15/29	1,184,876
				5,533,100
	SOFTWARE — 0.2%
1,000,000	Roper Technologies, Inc.	4.9000	10/15/34	967,504

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.7% (Continued)
	SPECIALTY FINANCE — 0.3%
1,100,000	American Express Company(b)	SOFRRATE + 1.220%	4.9180	07/20/33	$1,100,836

	TECHNOLOGY SERVICES — 0.3%
1,000,000	Verisk Analytics, Inc.		5.7500	04/01/33	1,039,244

	WHOLESALE - CONSUMER STAPLES — 0.7%
2,775,000	Sysco Corporation		2.4000	02/15/30	2,557,750

	TOTAL CORPORATE BONDS (Cost $83,925,791)				82,400,434

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.1%
	COUNTY — 0.0% (d)
150,000	City & County of Honolulu, HI		2.5180	10/01/26	149,402

	SINGLE-FAMILY HOUSING —3.5%
1,585,000	Florida Housing Finance Corporation		5.5610	07/01/49	1,557,179
500,000	Illinois Housing Development Authority		5.2440	04/01/31	508,121
500,000	Illinois Housing Development Authority		5.2940	10/01/31	508,514
1,000,000	Maryland Department of Housing & Community		4.5810	09/01/33	988,980
1,255,000	Maryland Department of Housing & Community		5.4630	03/01/34	1,287,123
2,325,000	Massachusetts Housing Finance Agency		5.8360	12/01/42	2,357,417
2,130,000	Minnesota Housing Finance Agency		5.5880	07/01/39	2,156,717
645,000	Ohio Housing Finance Agency		5.4390	09/01/40	652,614
1,250,000	Ohio Housing Finance Agency		5.6670	09/01/45	1,257,972
1,715,000	Virginia Housing Development Authority		4.9140	04/01/30	1,741,058
1,000,000	Virginia Housing Development Authority		5.6620	10/01/39	1,017,969
					14,033,664
	STATE — 0.1%
500,000	State of Oregon		1.3150	05/01/27	489,041

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.1% (Continued)
	WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	$1,662,107
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	190,666
				1,852,773
	TOTAL MUNICIPAL BONDS (Cost$16,785,427)			16,524,880

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.9%
	AGENCY FIXED RATE — 14.7%
17,000	Fannie Mae Pool MA2915	3.0000	02/01/27	16,919
1,266,386	Fannie Mae Pool MA5914	4.0000	12/01/40	1,232,644
284,458	Fannie Mae Pool BM5976	3.0000	02/01/47	258,411
1,128,840	Fannie Mae Pool MA4120	2.5000	09/01/50	956,277
2,079,260	Fannie Mae Pool CB2661	3.0000	01/01/52	1,835,318
2,148,114	Fannie Mae Pool MA4547	2.0000	02/01/52	1,728,460
3,450,656	Fannie Mae Pool MA4624	3.0000	06/01/52	3,020,861
2,088,240	Fannie Mae Pool MA4625	3.5000	06/01/52	1,901,864
3,049,117	Fannie Mae Pool MA4655	4.0000	07/01/52	2,861,037
2,859,072	Fannie Mae Pool MA4805	4.5000	11/01/52	2,765,915
2,267,561	Fannie Mae Pool MA4869	5.5000	01/01/53	2,296,023
2,920,362	Fannie Mae Pool MA4916	4.0000	02/01/53	2,737,449
1,285,191	Fannie Mae Pool FS7751	4.0000	03/01/53	1,206,751
1,917,495	Fannie Mae Pool MA5072	5.5000	07/01/53	1,935,520
827,182	Fannie Mae Pool FS7279	5.0000	10/01/53	819,796
1,880,217	Fannie Mae Pool MA5165	5.5000	10/01/53	1,896,320
1,171,998	Fannie Mae Pool CB7331	5.5000	10/01/53	1,184,097
962,539	Fannie Mae Pool FS9447	6.0000	12/01/53	993,450
2,558,036	Fannie Mae Pool MA5758	4.5000	07/01/55	2,459,028
971,130	Fannie Mae Pool MA5877	4.5000	11/01/55	933,313
408,041	Freddie Mac Pool ZS9163	3.0000	09/01/33	391,806
2,440,427	Freddie Mac Pool SB8347	4.0000	01/01/40	2,376,549
1,195,887	Freddie Mac Pool RR0035	3.5000	11/01/40	1,141,318
1,050,687	Freddie Mac Pool SD8122	2.5000	01/01/51	888,997
1,495,109	Freddie Mac Pool RA5696	2.5000	08/01/51	1,262,877

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.9% (Continued)
	AGENCY FIXED RATE — 14.7% (Continued)
2,597,448	Freddie Mac Pool RA7402	3.5000	05/01/52	$2,374,019
2,833,347	Freddie Mac Pool SD8214	3.5000	05/01/52	2,580,747
1,549,234	Freddie Mac Pool SD8237	4.0000	08/01/52	1,454,196
2,971,032	Freddie Mac Pool SD8238	4.5000	08/01/52	2,876,600
2,716,830	Freddie Mac Pool SD8288	5.0000	01/01/53	2,695,533
2,718,766	Freddie Mac Pool SD8329	5.0000	06/01/53	2,691,809
1,490,200	Freddie Mac Pool SD3026	5.0000	06/01/53	1,477,607
259,428	Ginnie Mae II Pool MA3375	3.0000	01/20/46	234,624
2,954,648	Ginnie Mae II Pool MB0744	4.5000	11/20/55	2,843,924
				58,330,059
	GOVERNMENT OWNED, NO GUARANTEE — 1.9%
2,000,000	Federal National Mortgage Association	6.2500	05/15/29	2,112,694
1,600,000	Federal National Mortgage Association	7.1250	01/15/30	1,753,451
2,575,000	Federal National Mortgage Association	6.6250	11/15/30	2,823,996
1,000,000	Federal National Mortgage Association	5.6250	07/15/37	1,092,558
				7,782,699
	GOVERNMENT SPONSORED — 1.3%
1,000,000	Federal Farm Credit Banks Funding Corporation	3.8000	02/26/29	987,989
1,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	04/01/30	993,016
1,750,000	Federal Farm Credit Banks Funding Corporation	4.0000	01/13/31	1,737,343
1,500,000	Federal Farm Credit Banks Funding Corporation	3.2500	07/28/32	1,417,376
				5,135,724
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost$72,477,721)			71,248,482

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(d)
	MONEY MARKET FUNDS - 0.0% (d)
121,107	Fidelity Money Market Government Portfolio Class I, 3.52% (Cost $121,107)(e)			121,107

	TOTAL INVESTMENTS - 98.7% (Cost $314,034,944)			$392,920,165
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%			5,313,077
	NET ASSETS - 100.0%			$398,233,242

See accompanying notes to financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

CMBS	- Commercial Mortgage Backed Security

LTD	- Limited Company

LLC	- Limited Liability Company

L.P.	- Limited Partnership

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	United States SOFR Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $19,925,745 or 5.0% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.8%
	AUTO LOAN — 1.8%
1,925,000	CarMax Auto Owner Trust 2024-2 D		6.4200	10/15/30	$1,967,929
1,350,000	CarMax Auto Owner Trust 2026-2 A4		4.3100	06/15/32	1,341,377
530,000	CarMax Auto Owner Trust 2026-2 C		4.7500	06/15/32	526,113
					3,835,419
	TOTAL ASSET BACKED SECURITIES (Cost $3,849,656)				3,835,419

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.0%
	ASSET MANAGEMENT — 2.0%
1,000,000	CI Credit GP, LLC(a),(b),(c)		5.5000	12/15/30	987,888
2,075,000	HA Sustainable Infrastructure Capital, Inc.		6.1500	01/15/31	2,129,508
750,000	Hope Global Investments(a),(b),(c)		4.6000	10/10/28	737,010
500,000	Hope Global Investments(a),(b),(c)		5.0000	09/11/29	492,624
					4,347,030
	BANKING — 6.5%
2,350,000	Citizens Financial Group, Inc.(d)	SOFRRATE + 1.259%	5.2530	03/05/31	2,377,007
2,350,000	First Horizon Corporation(d)	SOFRRATE + 1.766%	5.5140	03/07/31	2,381,626
2,000,000	Huntington Bancshares, Inc.(d)	H15T5Y + 2.653%	6.2500	Perpetual	2,021,622
2,750,000	JPMorgan Chase & Company(d)	SOFRRATE + 1.330%	6.0700	10/22/27	2,763,726
2,250,000	M&T Bank Corporation(d)	SOFRRATE + 0.930%	4.8330	01/16/29	2,256,495
2,150,000	Truist Financial Corporation(d)	SOFRRATE + 1.852%	5.1220	01/26/34	2,149,757
					13,950,233
	BIOTECH & PHARMA — 1.1%
2,250,000	Eli Lilly & Company		5.6000	05/20/56	2,271,197

	CONSTRUCTION MATERIALS — 0.9%
1,900,000	Quikrete Holdings, Inc.(e)		6.3750	03/01/32	1,941,173

	ELECTRIC UTILITIES — 9.5%
2,500,000	Ameren Illinois Company		5.9000	12/01/52	2,573,903
2,250,000	Constellation Energy Generation, LLC		5.7500	03/15/54	2,230,545

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.0% (Continued)
	ELECTRIC UTILITIES — 9.5% (Continued)
3,300,000	DTE Electric Company	3.9500	03/01/49	$2,591,374
2,300,000	Duke Energy Florida, LLC	2.5000	12/01/29	2,152,897
3,000,000	MidAmerican Energy Company	4.2500	07/15/49	2,454,450
2,600,000	National Rural Utilities Cooperative Finance	1.3500	03/15/31	2,245,470
500,000	NextEra Energy Capital Holdings, Inc.	5.0500	02/28/33	502,730
2,200,000	NextEra Energy Capital Holdings, Inc.	4.8000	12/01/77	2,171,779
3,750,000	Public Service Company of Oklahoma	3.1500	08/15/51	2,461,678
1,700,000	Wisconsin Public Service Corporation	2.8500	12/01/51	1,059,510
				20,444,336
	ELECTRICAL EQUIPMENT — 1.1%
2,475,000	GE Vernova, Inc.	5.5000	02/04/56	2,411,095

	ENGINEERING & CONSTRUCTION — 2.3%
2,550,000	MasTec, Inc.(e)	4.5000	08/15/28	2,526,124
2,600,000	Quanta Services, Inc. B	2.9000	10/01/30	2,421,499
				4,947,623
	FORESTRY, PAPER & WOOD PRODUCTS — 0.9%
2,000,000	Louisiana-Pacific Corporation (e)	3.6250	03/15/29	1,906,984

	HOME CONSTRUCTION — 0.6%
1,275,000	M/I Homes, Inc.	3.9500	02/15/30	1,212,133

	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
3,775,000	Nasdaq, Inc.	3.2500	04/28/50	2,569,608

	INSURANCE — 1.7%
1,925,000	Assurant, Inc.	3.7000	02/22/30	1,844,734
1,750,000	Brown & Brown, Inc.	4.5000	03/15/29	1,738,873
				3,583,607
	MACHINERY — 1.3%
1,000,000	Xylem, Inc.	1.9500	01/30/28	961,908
1,750,000	Xylem, Inc.	5.4500	06/01/36	1,786,247
				2,748,155

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.0% (Continued)
	OIL & GAS PRODUCERS — 6.1%
2,175,000	Cheniere Energy Partners, L.P.	4.5000	10/01/29	$2,161,648
1,875,000	ConocoPhillips Company	5.0000	01/15/35	1,874,974
1,650,000	Diamondback Energy, Inc.	3.5000	12/01/29	1,592,423
2,000,000	EOG Resources, Inc.	5.3500	01/15/36	2,026,396
1,875,000	EQT Corporation	5.7500	02/01/34	1,920,686
2,250,000	Plains All American Pipeline, L.P. / PAA Finance	3.5500	12/15/29	2,167,777
1,500,000	Targa Resources Corporation	4.3500	04/15/31	1,467,206
				13,211,110
	REAL ESTATE INVESTMENT TRUSTS — 3.7%
1,000,000	American Tower Corporation	4.0500	03/15/32	958,956
2,275,000	AvalonBay Communities, Inc.	2.0500	01/15/32	1,993,315
2,500,000	Equinix, Inc.	3.9000	04/15/32	2,365,951
750,000	Sabra Health Care, L.P.	3.9000	10/15/29	728,098
2,000,000	Welltower OP, LLC	3.8500	06/15/32	1,903,386
				7,949,706
	REAL ESTATE SERVICES — 0.8%
1,750,000	CBRE Services, Inc.	4.9000	01/15/33	1,727,306

	RETAIL - DISCRETIONARY — 2.8%
1,500,000	Builders FirstSource, Inc.(e)	4.2500	02/01/32	1,398,283
2,275,000	Home Depot, Inc. (The)	4.9500	06/25/34	2,286,587
2,500,000	Lowe’s Companies, Inc.	5.6250	04/15/53	2,417,841
				6,102,711
	SEMICONDUCTORS — 3.3%
1,500,000	Amkor Technology, Inc.(e)	5.8750	10/01/33	1,506,552
3,425,000	KLA Corporation	3.3000	03/01/50	2,387,512
1,250,000	NVIDIA Corporation	5.6250	06/15/56	1,248,416
2,200,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.5000	05/11/31	1,976,270
				7,118,750
	SOFTWARE — 1.0%
2,175,000	Roper Technologies, Inc.	4.9000	10/15/34	2,104,321

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.0% (Continued)
	SPECIALTY FINANCE — 0.6%
1,250,000	American Express Company(d)	SOFRRATE + 1.220%	4.9180	07/20/33	$1,250,950

	TECHNOLOGY SERVICES — 0.8%
1,700,000	Verisk Analytics, Inc.		5.7500	04/01/33	1,766,714

	WHOLESALE - CONSUMER STAPLES — 0.8%
1,875,000	Sysco Corporation		2.4000	02/15/30	1,728,209

	TOTAL CORPORATE BONDS (Cost $106,415,263)				105,292,951

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 6.3%
	SINGLE-FAMILY HOUSING — 5.3%
1,680,000	Florida Housing Finance Corporation		5.5610	07/01/49	1,650,511
925,000	Illinois Housing Development Authority		5.6140	10/01/39	932,086
1,500,000	Maryland Department of Housing & Community		5.4330	09/01/41	1,514,767
1,825,000	Massachusetts Housing Finance Agency		5.8360	12/01/42	1,850,446
1,440,000	Minnesota Housing Finance Agency		5.9000	01/01/49	1,453,038
330,816	Minnesota Housing Finance Agency		1.5800	02/01/51	251,253
1,650,000	Ohio Housing Finance Agency		5.7170	09/01/50	1,647,389
2,000,000	Virginia Housing Development Authority		5.6620	10/01/39	2,035,937
					11,335,427
	STATE — 0.5%
1,250,000	State of Oregon		2.3370	11/01/33	1,081,525

	WATER AND SEWER — 0.5%
1,500,000	City of Aurora, CO Water Revenue		2.6260	08/01/41	1,144,239

	TOTAL MUNICIPAL BONDS (Cost $14,141,008)				13,561,191

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 40.8%
	AGENCY FIXED RATE — 30.9%
2,814,190	Fannie Mae Pool MA5914	4.0000	12/01/40	$2,739,209
685,908	Fannie Mae Pool BO9355	3.0000	03/01/50	606,650
1,552,833	Fannie Mae Pool MA4120	2.5000	09/01/50	1,315,454
1,570,431	Fannie Mae Pool CA8256	2.5000	12/01/50	1,318,471
1,660,323	Fannie Mae Pool CB0199	3.0000	04/01/51	1,459,751
1,766,984	Fannie Mae Pool MA4379	2.5000	07/01/51	1,491,495
2,753,931	Fannie Mae Pool MA4600	3.5000	05/01/52	2,508,410
2,601,567	Fannie Mae Pool MA4625	3.5000	06/01/52	2,369,377
2,854,782	Fannie Mae Pool MA4700	4.0000	08/01/52	2,684,469
2,878,260	Fannie Mae Pool MA4805	4.5000	11/01/52	2,784,477
1,668,277	Fannie Mae Pool MA4869	5.5000	01/01/53	1,689,217
953,436	Fannie Mae Pool MA4916	4.0000	02/01/53	893,719
1,743,177	Fannie Mae Pool MA5072	5.5000	07/01/53	1,759,564
2,771,090	Fannie Mae Pool MA5528	4.0000	11/01/54	2,597,485
2,060,640	Fannie Mae Pool MA5758	4.5000	07/01/55	1,980,884
971,130	Fannie Mae Pool MA5877	4.5000	11/01/55	933,313
1,181,595	Freddie Mac Pool SB8346	4.0000	12/01/39	1,150,667
1,674,242	Freddie Mac Pool RR0035	3.5000	11/01/40	1,597,845
1,613,643	Freddie Mac Pool SD8090	2.0000	09/01/50	1,306,963
1,103,221	Freddie Mac Pool SD8122	2.5000	01/01/51	933,447
2,110,499	Freddie Mac Pool SD8128	2.0000	02/01/51	1,708,324
856,748	Freddie Mac Pool RA5696	2.5000	08/01/51	723,671
2,718,853	Freddie Mac Pool SD8206	3.0000	04/01/52	2,383,303
1,779,074	Freddie Mac Pool RA7402	3.5000	05/01/52	1,626,040
2,335,617	Freddie Mac Pool SD8220	3.0000	06/01/52	2,046,776
1,871,587	Freddie Mac Pool RA7587	3.5000	06/01/52	1,710,586
2,533,354	Freddie Mac Pool SD8237	4.0000	08/01/52	2,377,946
2,711,066	Freddie Mac Pool SD8238	4.5000	08/01/52	2,624,898
2,108,868	Freddie Mac Pool SD8288	5.0000	01/01/53	2,092,337
1,786,617	Freddie Mac Pool SD8329	5.0000	06/01/53	1,768,903
3,147,093	Ginnie Mae II Pool MA9539	4.5000	03/20/54	3,034,627
3,200,869	Ginnie Mae II Pool MB0744	4.5000	11/20/55	3,080,918
1,230,480	Ginnie Mae II Pool MB0813	5.0000	12/20/55	1,214,438
2,980,439	Ginnie Mae II Pool MB0994	4.0000	03/20/56	2,777,056

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 40.8% (Continued)
	AGENCY FIXED RATE — 30.9% (Continued)
3,235,597	Ginnie Mae II Pool MB1070	5.0000	04/20/56	$3,197,607
				66,488,297
	GOVERNMENT OWNED, NO GUARANTEE — 4.7%
1,000,000	Federal Home Loan Mortgage Corporation	4.1250	02/20/31	987,656
2,500,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,762,914
2,000,000	Federal National Mortgage Association	7.1250	01/15/30	2,191,814
1,400,000	Federal National Mortgage Association	6.6250	11/15/30	1,535,376
2,500,000	Federal National Mortgage Association	5.6250	07/15/37	2,731,395
				10,209,155
	GOVERNMENT SPONSORED — 5.2%
1,000,000	Federal Farm Credit Banks Funding Corporation	3.8000	02/26/29	987,989
1,000,000	Federal Farm Credit Banks Funding Corporation	4.1250	08/01/29	999,215
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	10/24/29	1,004,951
1,750,000	Federal Farm Credit Banks Funding Corporation	4.0000	01/13/31	1,737,343
1,750,000	Federal Farm Credit Banks Funding Corporation	2.9400	02/23/32	1,624,909
1,000,000	Federal Farm Credit Banks Funding Corporation	4.5000	08/08/33	996,861
1,500,000	Federal Farm Credit Banks Funding Corporation	2.9900	07/18/34	1,343,066
3,000,000	Federal Farm Credit Banks Funding Corporation	2.5000	04/14/36	2,490,067
				11,184,401
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $88,984,125)			87,881,853

	TOTAL INVESTMENTS - 97.9% (Cost $213,390,052)			$210,571,414
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%			4,562,675
	NET ASSETS - 100.0%			$215,134,089

LLC	- Limited Liability Company

L.P.	- Limited Partnership

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

See accompanying notes to financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

(a)	Illiquid security. The total fair value of these securities as of June 30, 2026, was $2,217,521, representing 1.0% of net assets.

(b)	Restricted security. See Note 6 for additional details.

(c)	Private investment.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $9,279,116 or 4.3% of net assets.

See accompanying notes to financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3%
	BANKING - 2.0%
254,739	Fifth Third Bancorp	$14,359,637
803,722	Huntington Bancshares Inc	14,249,991
		28,609,628
	BIOTECH & PHARMA - 3.0%
774,108	Royalty Pharma plc, Class A	43,404,236

	CHEMICALS - 4.0%
876,042	Element Solutions, Inc.	41,831,006
44,122	Sherwin-Williams Company (The)	15,192,087
		57,023,093
	COMMERCIAL SUPPORT SERVICES - 3.3%
567,386	Rollins, Inc.	23,682,692
231,814	UL Solutions, Inc., Class A	23,612,574
		47,295,266
	CONSTRUCTION MATERIALS - 1.1%
27,579	Martin Marietta Materials, Inc.	15,904,809

	CONTAINERS & PACKAGING - 0.6%
206,293	International Paper Company	7,859,763

	ELECTRIC UTILITIES - 8.0%
168,995	Black Hills Corporation	12,573,228
37,206	Constellation Energy Corporation	9,240,854
440,807	Entergy Corporation	50,631,092
36,052	Talen Energy Corporation(a)	13,853,341
105,546	Vistra Corporation	16,742,762
98,223	WEC Energy Group, Inc.	11,469,500
		114,510,777
	ELECTRICAL EQUIPMENT - 12.8%
38,219	GE Vernova, Inc.	44,901,974
395,073	nVent Electric PLC	67,008,332
142,596	Trane Technologies plc	70,037,451
		181,947,757

See accompanying notes to financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	ENGINEERING & CONSTRUCTION - 1.2%
3,807	Comfort Systems USA, Inc.	$7,545,284
13,550	Quanta Services, Inc.	9,756,542
		17,301,826
	GAS & WATER UTILITIES - 1.5%
448,657	NiSource, Inc.	21,333,640

	HEALTH CARE FACILITIES & SERVICES - 0.4%
61,913	Encompass Health Corporation	6,258,166

	HOME CONSTRUCTION - 1.8%
154,616	DR Horton, Inc.	25,183,854

	INDUSTRIAL REIT - 5.0%
177,885	EastGroup Properties, Inc.	36,027,049
259,481	Prologis, Inc.	35,151,891
		71,178,940
	INDUSTRIAL SUPPORT SERVICES - 3.6%
105,853	Applied Industrial Technologies, Inc.	35,794,192
13,959	United Rentals, Inc.	15,814,012
		51,608,204
	INSTITUTIONAL FINANCIAL SERVICES - 4.3%
172,973	Houlihan Lokey, Inc.	23,200,868
487,168	Nasdaq, Inc.	38,398,582
		61,599,450
	INSURANCE - 1.8%
59,739	Arthur J. Gallagher & Company	13,714,282
47,789	Willis Towers Watson PLC	12,490,611
		26,204,893
	MACHINERY - 1.9%
74,132	IDEX Corporation	16,824,258
134,870	Pentair PLC	10,339,134
		27,163,392
	MEDICAL EQUIPMENT & DEVICES – 3.9%
19,974	Mettler-Toledo International, Inc.(a)	25,516,985

See accompanying notes to financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES – 3.9% (Continued)
144,840	STERIS plc	$30,498,959
		56,015,944
	OIL & GAS PRODUCERS - 8.5%
43,967	Diamondback Energy, Inc.	7,728,519
176,695	DT Midstream, Inc.	25,928,224
185,224	Targa Resources Corporation	49,665,963
500,117	Williams Companies, Inc. (The)	37,178,698
		120,501,404
	OIL & GAS SERVICES & EQUIPMENT - 2.8%
306,857	Baker Hughes Company	17,030,564
242,365	Halliburton Company	8,228,292
573,033	Liberty Energy, Inc., Class A	15,007,734
		40,266,590
	RETAIL - DISCRETIONARY - 3.4%
120,664	Ferguson Enterprises, Inc.	28,637,187
31,803	Group 1 Automotive, Inc.	9,260,080
36,667	Lithia Motors, Inc., Class A	10,651,397
		48,548,664
	SEMICONDUCTORS - 11.1%
206,970	KLA Corporation	62,444,919
72,597	Lam Research Corporation	31,458,458
11,887	Monolithic Power Systems, Inc.	16,432,113
35,510	NXP Semiconductors N.V.	9,979,375
79,145	Teradyne, Inc.	38,293,517
		158,608,382
	SOFTWARE - 1.8%
67,528	Cadence Design Systems, Inc.(a)	25,344,609

	TECHNOLOGY HARDWARE - 6.8%
103,102	Dell Technologies, Inc., Class C	44,484,389
13,063	Fabrinet(a)	7,342,451
45,097	Garmin Ltd.	10,712,341
30,923	Motorola Solutions, Inc.	12,842,013

See accompanying notes to financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TECHNOLOGY HARDWARE - 6.8% (Continued)
79,414	TD SYNNEX Corporation	$21,230,539
		96,611,733
	TECHNOLOGY SERVICES - 1.5%
36,929	MSCI, Inc.	20,681,717

	TRANSPORTATION & LOGISTICS - 2.2%
141,631	Old Dominion Freight Line, Inc.	30,677,275

	TOTAL COMMON STOCKS (Cost $963,048,607)	1,401,644,012

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(b)
	MONEY MARKET FUNDS - 0.0% (b)
121,499	Fidelity Money Market Government Portfolio Class I, 3.52% (Cost $121,499)(c)	121,499

	TOTAL INVESTMENTS - 98.3% (Cost $963,170,106)	$1,401,765,511
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	23,562,460
	NET ASSETS - 100.0%	$1,425,327,971

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 90.3%
	AEROSPACE & DEFENSE - 1.8%
3,307	Axon Enterprise, Inc.(a)	$1,853,937

	BIOTECH & PHARMA - 4.3%
173,298	Beta Bionics, Inc.(a)	2,715,580
31,107	Vaxcyte, Inc.(a)	1,808,250
		4,523,830
	ELECTRICAL EQUIPMENT - 5.6%
4,964	Advanced Energy Industries, Inc.	1,850,927
10,919	Generac Holdings, Inc.(a)	3,197,192
2,616	Vertiv Holdings Company, Class A	875,889
		5,924,008
	INDUSTRIAL INTERMEDIATE PROD - 2.9%
32,316	Xometry, Inc., Class A(a)	3,119,140

	MEDICAL EQUIPMENT & DEVICES - 10.6%
18,415	Dexcom, Inc.(a)	1,240,250
7,337	Glaukos Corporation(a)	1,025,419
36,039	Guardant Health, Inc.(a)	5,406,931
13,017	iRhythm Technologies, Inc.(a)	1,548,372
76,979	Kestra Medical Technologies, Inc.(a)	1,958,346
		11,179,318
	OIL & GAS SERVICES & EQUIPMENT - 3.9%
79,163	Liberty Energy, Inc., Class A	2,073,279
25,219	Solaris Oilfield Infrastructure, Inc., Class A	2,029,121
		4,102,400
	SEMICONDUCTORS - 38.8%
8,827	Advanced Micro Devices, Inc.(a)	5,127,692
2,622	Applied Materials, Inc.	1,895,706
1,264	ARM Holdings PLC - ADR(a)	448,176
1,023	ASML Holding N.V. - ADR	2,035,197
3,895	Broadcom, Inc.	1,471,336
2,163	Coherent Corp.(a)	853,239
5,634	Infineon Technologies A.G. - ADR	529,371
4,580	KLA Corporation	1,381,832

See accompanying notes to financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 90.3% (Continued)
	SEMICONDUCTORS - 38.8% (Continued)
9,782	Lam Research Corporation	$4,238,834
17,034	Lattice Semiconductor Corporation(a)	2,605,521
5,927	Micron Technology, Inc.	6,841,477
585	Monolithic Power Systems, Inc.	808,681
27,793	NVIDIA Corporation	5,561,101
1,434	NXP Semiconductors N.V.	402,997
2,860	Qualcomm, Inc.	528,499
617	Sandisk Corporation(a)	1,402,891
1,493	SiTime Corporation(a)	1,113,121
6,729	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,213,569
1,294	Teradyne, Inc.	626,089
		41,085,329
	SOFTWARE - 10.2%
2,796	Cadence Design Systems, Inc.(a)	1,049,395
962	Crowdstrike Holdings, Inc., Class A(a)	734,141
2,324	Datadog, Inc., Class A(a)	605,077
3,206	Fortinet, Inc.(a)	492,506
41,900	HeartFlow, Inc.(a)	1,229,346
4,100	MongoDB, Inc.(a)	1,377,190
7,013	Palo Alto Networks, Inc.(a)	2,391,573
12,567	ServiceTitan, Inc., Class A(a)	888,612
8,199	Shopify, Inc., Class A(a)	936,162
4,265	Snowflake, Inc. (a)	1,085,442
		10,789,444
	TECHNOLOGY HARDWARE - 9.6%
19,673	Arista Networks, Inc.(a)	3,342,049
14,168	Cisco Systems, Inc.	1,664,173
1,947	Dell Technologies, Inc., Class C	840,053
1,548	Fabrinet(a)	870,100
6,667	Flex Ltd.(a)	1,080,521
549	Lumentum Holdings, Inc.(a)	471,075
1,902	Seagate Technology Holdings PLC	1,835,430
		10,103,401

See accompanying notes to financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares				Fair Value
	COMMON STOCKS — 90.3% (Continued)
	TECHNOLOGY SERVICES - 2.6%
99,020	Toast, Inc., Class A(a)			$2,754,736

	TOTAL COMMON STOCKS (Cost $62,745,790)			95,435,543

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.7%
	ASSET MANAGEMENT — 0.7%
750,000	Vision Fund International(b),(c),(d)	5.0000	12/01/28	743,080

	TOTAL CORPORATE BONDS (Cost $750,000)			743,080

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS - 3.1%
13,621	Fidelity Money Market Government Portfolio Class I, 3.52%(e)			13,621
3,279,680	First American Government Obligations Fund, Class U, 3.58%(e)			3,279,680
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,293,301)			3,293,301

	TOTAL INVESTMENTS - 94.1% (Cost $66,789,091)			$99,471,924
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%			6,288,006
	NET ASSETS - 100.0%			$105,759,930

ADR	- American Depositary Receipt

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Private investment.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2026, was $743,080, representing 0.7% of net assets.

(d)	Restricted security. See Note 6 for additional details.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 93.7%
	AEROSPACE & DEFENSE - 1.1%
64,205	Axon Enterprise, Inc.(a)	$35,993,965

	BIOTECH & PHARMA - 12.3%
75,482	Argenx S.E. - ADR(a)	70,029,935
257,138	Axsome Therapeutics, Inc.(a)	62,939,668
1,344,376	Collegium Pharmaceutical, Inc.(a)	48,666,411
175,194	Insmed, Inc.(a)	18,679,184
709,135	Mirum Pharmaceuticals, Inc.(a)	83,018,435
1,460,906	Scholar Rock Holding Corporation(a)	80,349,830
460,684	TransMedics Group, Inc.(a)	30,598,631
514,957	Vaxcyte, Inc.(a)	29,934,451
		424,216,545
	COMMERCIAL SUPPORT SERVICES - 0.7%
150,479	Waste Connections, Inc.	25,083,344

	CONSTRUCTION MATERIALS - 1.4%
166,555	Vulcan Materials Company	49,135,391

	E-COMMERCE DISCRETIONARY - 0.8%
1,388,791	Chewy, Inc., Class A(a)	27,289,743

	ELECTRIC UTILITIES - 2.1%
51,151	Talen Energy Corporation(a)	19,655,283
333,361	Vistra Corporation	52,881,056
		72,536,339
	ELECTRICAL EQUIPMENT - 9.1%
135,153	Bloom Energy Corporation, Class A(a)	40,910,813
35,355	GE Vernova, Inc.	41,537,175
292,356	Generac Holdings, Inc.(a)	85,604,760
48,962	Rockwell Automation, Inc.	24,240,107
189,717	Trane Technologies PLC	93,181,402
86,292	Vertiv Holdings Company, Class A	28,892,287
		314,366,544

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 93.7% (Continued)
	ENGINEERING & CONSTRUCTION - 3.2%
11,686	Comfort Systems USA, Inc.	$23,161,068
479,463	Frontdoor, Inc.(a)	37,201,534
67,645	Quanta Services, Inc.	48,707,106
		109,069,708
	GAS & WATER UTILITIES - 0.7%
535,784	NiSource, Inc.	25,476,529

	HEALTH CARE FACILITIES & SERVICES - 0.5%
266,042	GeneDx Holdings Corporation(a)	18,263,783

	HOME CONSTRUCTION - 1.0%
211,004	DR Horton, Inc.	34,368,332

	INDUSTRIAL INTERMEDIATE PROD - 5.9%
2,095,492	Xometry, Inc., Class A(a)	202,256,888

	INDUSTRIAL SUPPORT SERVICES - 5.3%
690,508	Fastenal Company	33,165,099
519,570	RB Global, Inc.	60,503,927
79,189	United Rentals, Inc.	89,712,426
		183,381,452
	MACHINERY - 0.4%
108,663	Xylem Inc	12,845,053

	MEDICAL EQUIPMENT & DEVICES - 11.4%
3,983,917	Beta Bionics, Inc.(a),(b)	62,427,979
219,392	Dexcom, Inc.(a)	14,776,051
1,265,290	Guardant Health, Inc.(a)	189,831,459
57,024	Intuitive Surgical, Inc.(a)	22,677,304
582,472	iRhythm Technologies, Inc.(a)	69,285,045
25,043	Mettler-Toledo International, Inc.(a)	31,992,683
		390,990,521
	OIL & GAS PRODUCERS - 2.4%
162,750	DT Midstream, Inc.	23,881,935

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 93.7% (Continued)
	OIL & GAS PRODUCERS - 2.4% (Continued)
214,336	Targa Resources Corporation	$57,472,055
		81,353,990
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
1,479,224	Liberty Energy, Inc., Class A	38,740,877

	RETAIL - DISCRETIONARY - 2.0%
121,288	Lowe’s Companies, Inc.	26,742,791
450,495	O’Reilly Automotive, Inc.(a)	41,486,085
		68,228,876
	SEMICONDUCTORS - 18.1%
65,539	ASML Holding N.V. - ADR	130,385,908
73,079	Coherent Corp.(a)	28,827,473
519,244	Lam Research Corporation	225,004,003
586,648	Lattice Semiconductor Corporation(a)	89,733,678
39,318	Monolithic Power Systems, Inc.	54,351,630
110,283	NVIDIA Corporation	22,066,526
71,204	SiTime Corporation(a)	53,086,854
40,843	Teradyne, Inc.	19,761,477
		623,217,549
	SOFTWARE - 7.1%
96,000	CoreWeave, Inc., Class A(a)	9,555,840
331,020	Datadog, Inc., Class A(a)	86,184,367
49,899	HubSpot, Inc.(a)	9,107,067
106,327	MongoDB, Inc.(a)	35,715,239
222,464	Palo Alto Networks, Inc.(a)	75,864,673
213,557	Rubrik, Inc., Class A(a)	17,144,356
148,613	ServiceTitan, Inc., Class A(a)	10,508,425
		244,079,967
	TECHNOLOGY HARDWARE - 1.8%
27,281	Ciena Corporation(a)	13,382,967
73,284	Credo Technology Group Holding Ltd.(a)	19,929,584
13,383	Lumentum Holdings, Inc.(a)	11,483,417
16,861	Seagate Technology Holdings PLC	16,270,865
		61,066,833

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares				Fair Value
	COMMON STOCKS — 93.7% (Continued)
	TECHNOLOGY SERVICES - 2.8%
1,312,251	Remitly Global, Inc.(a)			$29,407,545
2,352,452	Toast, Inc., Class A(a)			65,445,215
				94,852,760
	TRANSPORTATION & LOGISTICS - 2.5%
390,981	Old Dominion Freight Line, Inc.			84,686,485

	TOTAL COMMON STOCKS (Cost $1,425,396,861)			3,221,501,474

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)			4,536,170

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			4,536,170

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 1.1%
	ASSET MANAGEMENT — 1.1%
2,000,000	CI Credit GP LLC(c),(d),(e)	5.7500	04/15/31	1,987,968
3,000,000	CI Credit GP, LLC(c),(d),(e)	5.5000	12/15/30	2,963,664
2,000,000	Hope Global Investments(c),(d),(e)	4.0000	01/07/28	1,963,542
5,000,000	Vision Fund International(c),(d),(e)	3.2230	12/15/26	4,953,445
5,000,000	Vision Fund International(c),(d),(e)	4.7500	03/31/28	4,953,045
5,000,000	Vision Fund International(c),(d),(e)	5.5000	06/30/28	5,000,000
5,000,000	Vision Fund International(c),(d),(e)	5.0000	12/01/28	4,953,865
4,000,000	Vision Fund International(c),(d),(e)	5.0000	06/01/29	3,945,684
5,000,000	Vision Fund International(c),(d),(e)	5.1000	12/15/29	4,919,365
				35,640,578
	TOTAL CORPORATE BONDS (Cost $36,000,000)			35,640,578

See accompanying notes to financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
5,656,050	Fidelity Money Market Government Portfolio, Class I, 3.52%(g)	$5,656,050
1,311,079	First American Government Obligations Fund, Class U, 3.58%(g)	1,311,079
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,967,129)	6,967,129

	TOTAL INVESTMENTS - 95.1% (Cost $1,468,363,990)	$3,268,645,351
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%	170,002,476
	NET ASSETS - 100.0%	$3,438,647,827

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.E.	- Societas Europaea

(a)	Non-income producing security.

(b)	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2026 was $40,176,748, representing 1.2% of net assets.

(d)	Private investment.

(e)	Restricted security. See Note 6 for additional details.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.

(g)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 94.0%
	BIOTECH & PHARMA - 77.0%
394,782	Abivax S.A. - ADR(a)	$52,608,649
2,220,000	Achieve Life Sciences, Inc.(a)	14,496,600
566,037	Adlai Nortye Ltd. - ADR(a),(b),(c)	6,509,426
718,747	Adlai Nortye Ltd. - ADR(a)	8,265,591
507,000	Aktis Oncology, Inc.(a)	16,340,610
1,324,994	Amylyx Pharmaceuticals, Inc.(a)	23,796,892
260,000	Apogee Therapeutics, Inc.(a)	34,509,800
49,193	Argenx S.E. - ADR(a)	45,639,790
370,000	Arrowhead Pharmaceuticals, Inc.(a)	30,158,700
100,000	Avalyn Pharma, Inc.(a)	3,292,000
1,275,486	Avalyn Pharma, Inc.(a),(b),(c)	41,988,999
56,024	Axsome Therapeutics, Inc.(a)	13,712,994
328,624	BeLite Bio Inc(a)	50,603,167
62,205	Belite Bio, Inc. - ADR(a)	9,578,637
437,130	Bridgebio Pharma, Inc.(a)	32,557,442
130,013	Bright Minds Biosciences, Inc.(a)	9,126,913
1,037,000	Celldex Therapeutics, Inc.(a)	38,586,770
366,397	CG oncology, Inc.(a)	26,032,507
564,028	Cytokinetics, Inc.(a)	48,049,545
710,000	Definium Therapeutics, Inc.(a)	33,398,400
225,261	Dianthus Therapeutics, Inc.(a)	21,958,442
395,235	Disc Medicine, Inc.(a)	28,907,488
269,010	Evommune, Inc.(a),(b),(c)	3,575,143
940,119	Evommune, Inc.(a)	12,494,182
1,245,583	EyePoint Pharmaceuticals, Inc.(a)	17,811,837
65,000	Ideaya Biosciences, Inc.(a)	2,422,550
3,891,019	Immix Biopharma, Inc.(a),(e)	40,116,406
61,545	Inhibrx Biosciences, Inc.(a)	5,831,389
4,277,071	InMed Pharmaceuticals Inc. (a),(b),(c),(d)	5,096,130
403,424	Insmed, Inc.(a)	43,013,067
575,000	Ionis Pharmaceuticals, Inc.(a)	45,591,750
596,411	Kardigan, Inc. (a),(b),(c)	14,224,402
300,000	Kardigan, Inc.(a)	7,155,000
503,000	Kymera Therapeutics, Inc.(a)	57,679,010

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 94.0% (Continued)
	BIOTECH & PHARMA - 77.0% (Continued)
873,492	MBX Biosciences, Inc.(a)	$48,216,758
530,258	Mirum Pharmaceuticals, Inc.(a)	62,077,304
1,297,893	Nurix Therapeutics, Inc.(a)	31,486,884
951,433	ORIC Pharmaceuticals, Inc.(a)	10,304,019
240,000	Oruka Therapeutics, Inc.(a)	22,840,800
9,877,984	Ovid therapeutics, Inc.(a),(e)	26,571,777
1,934,257	Ovid therapeutics, Inc.(a)	5,203,151
231,484	Palvella Therapeutics, Inc.(a)	35,375,385
38,307	Praxis Precision Medicines, Inc.(a)	12,824,801
842,106	Relmada Therapeutics, Inc.(a),(b),(c)	5,827,374
1,016,310	Relmada Therapeutics, Inc.(a)	7,032,865
225,218	Revolution Medicines, Inc.(a)	42,178,827
632,699	Scholar Rock Holding Corporation(a)	34,798,445
474,969	Sionna Therapeutics, Inc.(a)	20,893,886
200,000	Spyre Therapeutics, Inc.(a)	17,756,000
585,262	Sutro Biopharma, Inc.(a)	19,430,698
400,000	Tango Therapeutics, Inc.(a)	12,504,000
82,628	TransMedics Group, Inc.(a)	5,488,152
2,660,000	Trevi Therapeutics, Inc.(a)	49,609,000
26,569	United Therapeutics Corporation(a)	14,395,881
827,521	Vaxcyte, Inc.(a)	48,103,796
		1,378,050,031
	HEALTH CARE FACILITIES & SERVICES - 0.8%
616,720	Kailera Therapeutics, Inc.(a)	13,586,341

	MEDICAL EQUIPMENT & DEVICES - 14.2%
2,052,176	Beta Bionics, Inc.(a)	32,157,598
195,580	Celcuity, Inc.(a)	20,461,579
252,611	Dexcom, Inc.(a)	17,013,351
142,692	Glaukos Corporation(a)	19,942,634
640,321	Guardant Health, Inc.(a)	96,067,360
277,739	iRhythm Technologies, Inc.(a)	33,037,054
1,368,136	Kestra Medical Technologies, Inc.(a)	34,805,380
		253,484,956

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares				Fair Value
	COMMON STOCKS — 94.0% (Continued)
	SOFTWARE - 2.0%
595,000	HeartFlow, Inc.(a)			$17,457,300
737,694	Privia Health Group, Inc.(a)			18,980,867
				36,438,167

	TOTAL COMMON STOCKS (Cost $1,038,902,102)			1,681,559,495

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.3%
	BIOTECH & PHARMA - 0.3%
396,160	Metsera, Inc. - CVR(a),(b),(c),(d),(f)			4,324,602
1,528,871	Peloton Therapeutics, Inc. - CVR(a),(b),(c),(d),(f)			1,741,231
	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			6,065,833

		Coupon Rate
Shares		(%)/Exercise Price ($)	Maturity	Fair Value
	PRIVATE INVESTMENTS — 1.3%
	BIOTECH & PHARMA - 0.7%
2,139,952	AdvanCell, Inc. Series D(a),(b),(c),(d),(f)			5,999,997
295,276	BioSplice Therapeutics, Inc. Series B-1(a),(b ),(c),(d),(f)			—
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(c),(d),(e),(f)			401,925
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(c),(d),(e),(f)			401,925
1,820,413	Casma Therapeutics, Inc. Series C1(a),(b),(c),(d),(e),(f)			146,334
2,479,882	Casma Therapeutics, Inc. Series C2(a),(b),(c),(d),(e),(f)			199,345
1,017,770	Evida BioSciences, Inc.(a),(b),(c),(d),(e),(f)			980,825
1,097,561	Flare Therapeutics, Inc. Series A(a),(b),(c),(d),(f)			408,183
902,439	Flare Therapeutics, Inc. Series A2(a),(b),(c),(d),(f)			335,617
1,952,962	Flare Therapeutics, Inc. Series B(a),(b),(c),(d),(f))			726,307
642,881	Flare Therapeutics, Inc. Series C (a),(b),(c),(d),(f)			239,087
930,436	Freenome Holdings, Inc. Series D(a),(b),(c),(d),(f)	6.00%		2,276,949
133,941	Freenome Holdings, Inc. Series F(a),(b),(c),(d),(f)	6.00%		327,778
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)	$0.0800		—
7,017,103	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)	$0.0944		44,022
4,237,288	Goldfinch Biopharma, Inc. Series B2(a),(b),(c),(d),(e),(f)	$0.0944		26,583
				12,514,877

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

		Coupon
Shares		Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS — 1.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.6%
15,450,219	Kardium Inc. Series D-8 (a),(b ),(c),(d),(f)	8.00%		$10,815,153

	TOTAL PRIVATE INVESTMENTS (Cost $72,040,662)			23,330,030

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.0%(g)
	BIOTECH & PHARMA — 0.0%(g)
3,500,000	Biosplice Therapeutics Inc. Series C PIK(b),(c),(d),(f)	9.50%	03/12/27	83,206

	TOTAL CONVERTIBLE BONDS (Cost $3,500,000)			83,206

		Expiration	Exercise
Shares		Date	Price	Fair Value
	WARRANT — 0.2%
	BIOTECH & PHARMA - 0.2%
114,809	Biosplice Therapeutics, Inc. Series C Warrant(a),(b),(c),(d),(f)	09/12/2027	$0.9800	—
1,457,473	Goldfinch Bio Inc Series B Warrant(a),(b),(c),(d),(e),(f)	02/18/2036	1.1800	—
2,142,500	Ovid Therapeutics, Inc Series B Warrant(a),(b),(c),(d),(f)	10/06/2030	1.4000	3,535,125
				3,535,125

	TOTAL WARRANT (Cost $–)			3,535,125

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS – 1.1%
3,693,650	Fidelity Money Market Government Portfolio, Class I, 3.52%(h)			3,693,650
15,445,721	First American Government Obligations Fund, Class U, 3.58%(h)			15,445,721
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,139,371)			19,139,371

	TOTAL INVESTMENTS – 96.9% (Cost $ 1,133,582,135)			$1,733,713,060
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%			55,667,196
	NET ASSETS - 100.0%			$1,789,380,256

See accompanying notes to financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

PIK	- Payment in Kind

S.A.	- Societe Anonyme

S.E.	- Societas Europaea

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of June 30, 2026, was $110,235,668, representing 6.2% of net assets.

(c)	Restricted security. See Note 6 for additional details.

(d)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees.

(e)	Affiliated company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

(f)	Private investment.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1%
	BANKING - 1.6%
40,461	Fifth Third Bancorp	$2,280,787
59,832	Huntington Bancshares Inc	1,060,821
		3,341,608
	BIOTECH & PHARMA - 6.6%
5,762	Amgen, Inc.	2,086,535
2,514	Eli Lilly & Company	3,015,367
148,912	Royalty Pharma plc, Class A	8,349,496
		13,451,398
	CHEMICALS - 5.2%
16,907	Linde PLC	8,773,719
5,641	Sherwin-Williams Company (The)	1,942,309
		10,716,028
	CONTAINERS & PACKAGING - 0.6%
30,275	International Paper Company	1,153,478

	ELECTRIC UTILITIES - 7.6%
16,806	Constellation Energy Corporation	4,174,107
27,623	Entergy Corporation	3,172,778
43,373	NextEra Energy, Inc.	3,806,848
35,123	Southern Company (The)	3,361,622
2,382	Talen Energy Corporation(a)	915,307
		15,430,662
	ELECTRICAL EQUIPMENT - 10.4%
10,485	GE Vernova, Inc.	12,318,407
18,211	Trane Technologies PLC	8,944,515
		21,262,922
	HOME CONSTRUCTION - 1.2%
15,145	DR Horton, Inc.	2,466,818

	INDUSTRIAL SUPPORT SERVICES - 2.5%
4,532	United Rentals, Inc.	5,134,257

See accompanying notes to financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
32,206	Nasdaq, Inc.	$2,538,477

	MACHINERY - 1.1%
2,038	Caterpillar, Inc.	2,170,266

	MEDICAL EQUIPMENT & DEVICES - 3.9%
23,226	Boston Scientific Corporation(a)	991,286
39,251	Medtronic PLC	3,070,606
3,111	Mettler-Toledo International, Inc.(a)	3,974,333
		8,036,225
	OIL & GAS PRODUCERS - 2.4%
66,599	Williams Companies, Inc. (The)	4,950,970

	RETAIL - DISCRETIONARY - 6.5%
8,880	Ferguson Enterprises, Inc.	2,107,490
8,655	Home Depot, Inc. (The)	3,052,445
9,695	Lowe’s Companies, Inc.	2,137,651
64,816	O’Reilly Automotive, Inc.(a)	5,968,906
		13,266,492
	SEMICONDUCTORS - 25.3%
10,169	Advanced Micro Devices, Inc.(a)	5,907,274
916	ASML Holding N.V. - ADR	1,822,327
26,090	Broadcom, Inc.	9,855,498
22,130	KLA Corporation	6,676,842
12,765	Lam Research Corporation	5,531,457
935	Micron Technology, Inc.	1,079,261
943	Monolithic Power Systems, Inc.	1,303,566
64,173	NVIDIA Corporation	12,840,376
14,199	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,781,016
		51,797,617
	SOFTWARE - 5.6%
11,942	Cadence Design Systems, Inc.(a)	4,482,071
3,976	Intuit, Inc.	1,037,736
1,618	MongoDB, Inc.(a)	543,486

See accompanying notes to financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.1% (Continued)
	SOFTWARE - 5.6% (Continued)
11,236	Palo Alto Networks, Inc.(a)	$3,831,701
2,932	Roper Technologies, Inc.	992,159
5,487	ServiceNow, Inc.(a)	544,749
		11,431,902
	SPECIALTY FINANCE - 3.3%
19,999	American Express Company	6,764,662

	TECHNOLOGY HARDWARE - 7.6%
20,584	Arista Networks, Inc.(a)	3,496,810
16,740	Cisco Systems, Inc.	1,966,280
16,392	Dell Technologies, Inc., Class C	7,072,492
7,409	Motorola Solutions, Inc.	3,076,884
		15,612,466
	TECHNOLOGY SERVICES - 1.5%
7,317	S&P Global, Inc.	2,979,921

	TRANSPORTATION & LOGISTICS - 3.0%
26,238	CSX Corporation	1,247,092
15,218	Old Dominion Freight Line, Inc.	3,296,219
6,201	Union Pacific Corporation	1,686,672
		6,229,983

	TOTAL COMMON STOCKS (Cost $138,735,950)	198,736,152

	TOTAL INVESTMENTS - 97.1% (Cost $138,735,950)	$198,736,152
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%	6,004,266
	NET ASSETS - 100.0%	$204,740,418

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.9%
	AUTO LOAN — 1.9%
2,070,000	CarMax Auto Owner Trust 2024-2 D 6.4200			10/15/30	$2,116,163
1,525,000	CarMax Auto Owner Trust 2026-2 A4 4.3100			06/15/32	1,515,260
600,000	CarMax Auto Owner Trust 2026-2 C 4.7500			06/15/32	595,599
					4,227,022
	TOTAL ASSET BACKED SECURITIES (Cost $4,242,999)				4,227,022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5%
	ASSET MANAGEMENT — 2.0%
1,000,000	CI Credit GP, LLC(a),(b),(c)		5.5000	12/15/30	987,888
2,150,000	HA Sustainable Infrastructure Capital, Inc.		6.1500	01/15/31	2,206,479
750,000	Hope Global Investments(a),(b),(c)		4.6000	10/10/28	737,010
500,000	Hope Global Investments(a),(b),(c)		5.0000	09/11/29	492,624
					4,424,001
	BANKING — 9.6%
2,250,000	Citizens Financial Group, Inc.(d)	SOFRRATE + 1.259%	5.2530	03/05/31	2,275,858
2,500,000	Fifth Third Bancorp(d)	SOFRRATE + 0.685%	1.7070	11/01/27	2,476,279
2,575,000	First Horizon Corporation(d)	SOFRRATE + 1.766%	5.5140	03/07/31	2,609,654
2,000,000	Huntington Bancshares, Inc.(d)	H15T5Y + 2.653%	6.2500	Perpetual	2,021,622
3,475,000	JPMorgan Chase & Company(d)	SOFRRATE + 1.330%	6.0700	10/22/27	3,492,345
2,500,000	M&T Bank Corporation(d)	SOFRRATE + 0.930%	4.8330	01/16/29	2,507,216
2,750,000	Royal Bank of Canada		1.1500	07/14/26	2,747,076
2,800,000	Truist Financial Corporation Series I(d)	SOFRRATE + 1.309%	5.0710	05/20/31	2,828,220
					20,958,270
	BIOTECH & PHARMA — 1.5%
1,250,000	Eli Lilly & Company		4.3750	05/20/31	1,242,331
2,000,000	Zoetis, Inc.		3.9000	08/20/28	1,977,242
					3,219,573

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.6%
1,250,000	Waste Management, Inc.		4.9500	07/03/27	$1,258,557

	CONSTRUCTION MATERIALS — 2.0%
2,100,000	Advanced Drainage Systems, Inc.(e)		6.3750	06/15/30	2,136,330
2,100,000	Quikrete Holdings, Inc.(e)		6.3750	03/01/32	2,145,507
					4,281,837
	ELECTRIC UTILITIES — 7.2%
2,325,000	Ameren Illinois Company		3.8000	05/15/28	2,300,603
2,000,000	Constellation Energy Generation, LLC		5.6000	03/01/28	2,032,325
3,250,000	Duke Energy Florida, LLC		2.5000	12/01/29	3,042,137
2,650,000	MidAmerican Energy Company		3.1000	05/01/27	2,626,298
2,700,000	National Rural Utilities Cooperative Finance		4.8500	02/07/29	2,718,636
1,000,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	1,005,798
2,000,000	NextEra Energy Capital Holdings, Inc.		4.8000	12/01/77	1,974,345
					15,700,142
	ELECTRICAL EQUIPMENT — 2.2%
2,250,000	GE Vernova, Inc.		4.2500	02/04/31	2,216,546
2,475,000	Lennox International, Inc.		5.5000	09/15/28	2,517,299
					4,733,845
	ENGINEERING & CONSTRUCTION — 2.4%
2,600,000	MasTec, Inc.(e)		4.5000	08/15/28	2,575,655
2,750,000	Quanta Services, Inc. B		2.9000	10/01/30	2,561,200
					5,136,855
	FORESTRY, PAPER & WOOD PRODUCTS — 1.0%
2,275,000	Louisiana-Pacific Corporation(e)		3.6250	03/15/29	2,169,194

	HOME & OFFICE PRODUCTS — 0.5%
1,250,000	Somnigroup International, Inc.(e)		4.0000	04/15/29	1,205,964

	HOME CONSTRUCTION — 1.6%
2,000,000	M/I Homes, Inc.		4.9500	02/01/28	1,995,697
1,600,000	Patrick Industries, Inc.(e)		4.7500	05/01/29	1,574,615
					3,570,312

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.7%
1,575,000	United Rentals North America, Inc.		3.8750	11/15/27	$1,554,994

	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
2,500,000	Nasdaq, Inc.		5.3500	06/28/28	2,534,715

	INSURANCE — 2.3%
2,650,000	Assurant, Inc.		3.7000	02/22/30	2,539,503
2,500,000	Brown & Brown, Inc.		4.5000	03/15/29	2,484,104
					5,023,607
	MACHINERY — 3.2%
2,750,000	Caterpillar Financial Services Corporation		4.1500	01/08/31	2,708,547
2,175,000	Mueller Water Products, Inc.(e)		4.0000	06/15/29	2,113,698
2,250,000	Xylem, Inc.		1.9500	01/30/28	2,164,292
					6,986,537
	OIL & GAS PRODUCERS — 6.1%
2,500,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,484,653
2,350,000	ConocoPhillips Company		4.7000	01/15/30	2,359,017
2,275,000	Diamondback Energy, Inc.		3.5000	12/01/29	2,195,613
1,400,000	EQT Corporation		5.7000	04/01/28	1,424,580
2,525,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	2,432,727
2,500,000	Targa Resources Corporation		4.3500	04/15/31	2,445,344
					13,341,934
	REAL ESTATE INVESTMENT TRUSTS — 5.6%
2,000,000	American Tower Corporation		5.2500	07/15/28	2,024,384
3,000,000	AvalonBay Communities, Inc.		2.0500	01/15/32	2,628,548
2,500,000	Equinix, Inc.		1.5500	03/15/28	2,377,845
1,500,000	Iron Mountain, Inc.(e)		5.2500	03/15/28	1,498,978
1,250,000	Sabra Health Care, L.P.		3.9000	10/15/29	1,213,496
2,500,000	Welltower OP, LLC		2.7000	02/15/27	2,476,380
					12,219,631
	REAL ESTATE SERVICES — 1.1%
2,375,000	CBRE Services, Inc.		4.8000	06/15/30	2,376,562

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 63.5% (Continued)
	RETAIL - DISCRETIONARY — 5.5%
2,000,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	$1,980,988
2,500,000	AutoZone, Inc.		4.5000	02/01/28	2,499,703
2,150,000	Builders FirstSource, Inc.(e)		5.0000	03/01/30	2,108,832
2,750,000	Home Depot, Inc. (The)		4.7500	06/25/29	2,778,858
2,650,000	Lowe’s Companies, Inc.		4.2500	03/15/31	2,598,722
					11,967,103
	SEMICONDUCTORS — 3.2%
2,125,000	Amkor Technology, Inc.(e)		5.8750	10/01/33	2,134,283
1,000,000	NVIDIA Corporation		4.3500	06/15/29	998,476
2,875,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	2,582,625
1,325,000	Synaptics, Inc.(e)		4.0000	06/15/29	1,308,301
					7,023,685
	SOFTWARE — 1.0%
2,175,000	Roper Technologies, Inc.		4.2000	09/15/28	2,158,865

	SPECIALTY FINANCE — 1.3%
1,750,000	American Express Company(d)	SOFRRATE + 0.810%	4.3510	07/20/29	1,741,844
1,150,000	American Express Company(d)	SOFRINDX + 1.020%	5.0850	01/30/31	1,164,708
					2,906,552
	TECHNOLOGY SERVICES — 1.2%
2,575,000	Verisk Analytics, Inc.		4.1250	03/15/29	2,546,689

	WHOLESALE - CONSUMER STAPLES — 0.5%
1,250,000	Sysco Corporation		2.4000	02/15/30	1,152,139

	TOTAL CORPORATE BONDS (Cost $138,314,158)				138,451,563

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.0%
	COUNTY — 0.5%
1,115,000	City & County of Honolulu, HI		2.5180	10/01/26	1,110,553

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.0% (Continued)
	SINGLE-FAMILY HOUSING — 3.5%
305,000	Illinois Housing Development Authority		5.0940	04/01/30	$307,349
1,000,000	Illinois Housing Development Authority		5.2440	04/01/31	1,016,243
525,000	Illinois Housing Development Authority		5.0530	04/01/32	532,252
20,000	Maryland Community Development Administration		3.2420	09/01/48	19,745
2,500,000	Maryland Department of Housing & Community		4.4810	09/01/32	2,476,583
490,000	Ohio Housing Finance Agency		6.2500	03/01/32	525,726
2,150,000	Virginia Housing Development Authority		4.8570	10/01/29	2,177,813
500,000	Virginia Housing Development Authority		4.9140	04/01/30	507,597
					7,563,308
	TOTAL MUNICIPAL BONDS (Cost $8,663,626)				8,673,861

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.0%
	AGENCY FIXED RATE — 13.8%
2,245,594	Fannie Mae Pool MA5589		4.5000	01/01/40	2,228,271
2,579,674	Fannie Mae Pool MA5914		4.0000	12/01/40	2,510,942
1,568,860	Fannie Mae Pool MA5072		5.5000	07/01/53	1,583,607
1,196,502	Fannie Mae Pool MA5165		5.5000	10/01/53	1,206,749
687,528	Fannie Mae Pool FS9447		6.0000	12/01/53	709,607
971,130	Fannie Mae Pool MA5877		4.5000	11/01/55	933,313
1,564,011	Freddie Mac Pool SB8333		4.5000	10/01/39	1,551,225
2,700,656	Freddie Mac Pool SB8355		3.5000	12/01/39	2,578,115
2,067,791	Freddie Mac Pool SB8346		4.0000	12/01/39	2,013,668
2,115,037	Freddie Mac Pool SB8347		4.0000	01/01/40	2,059,676
1,321,936	Freddie Mac Pool SB1623		4.0000	08/01/40	1,287,229
956,710	Freddie Mac Pool RR0035		3.5000	11/01/40	913,054
1,639,776	Freddie Mac Pool RR0036		4.0000	11/01/40	1,596,470
2,753,739	Freddie Mac Pool RR0053		4.5000	01/01/41	2,725,629
908,904	Freddie Mac Pool SD8258		5.0000	10/01/52	902,483
789,979	Ginnie Mae II Pool MA7107		2.5000	01/20/36	742,460
1,969,766	Ginnie Mae II Pool MB0744		4.5000	11/20/55	1,895,949
984,384	Ginnie Mae II Pool MB0813		5.0000	12/20/55	971,551

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.0% (Continued)
	AGENCY FIXED RATE — 13.8% (Continued)
1,742,245	Ginnie Mae II Pool MB1070		5.0000	04/20/56	$1,721,789
					30,131,787
	AGENCY HYBRID ARMS — 0.0%(f)
4,441	Ginnie Mae II Pool 82903(d)	H15T1Y + 1.500%	5.3750	08/20/41	4,524

	ARMS — 0.0%(f)
364	Fannie Mae Pool 791573(d)	H15T1Y + 2.170%	6.1700	08/01/34	372
7,081	Ginnie Mae II Pool 80569(d)	H15T1Y + 1.500%	5.0000	01/20/32	7,129
791	Ginnie Mae II Pool 80659(d)	H15T1Y + 1.500%	5.1250	12/20/32	794
					8,295
	GOVERNMENT OWNED, NO GUARANTEE — 8.0%
3,000,000	Federal Home Loan Mortgage Corporation		4.1250	02/20/31	2,962,967
2,750,000	Federal Home Loan Mortgage Corporation		6.7500	03/15/31	3,048,734
2,000,000	Federal National Mortgage Association		6.2500	05/15/29	2,112,694
2,750,000	Federal National Mortgage Association		7.1250	01/15/30	3,013,743
1,500,000	Federal National Mortgage Association		7.2500	05/15/30	1,661,638
2,500,000	Federal National Mortgage Association		6.6250	11/15/30	2,741,743
2,000,000	Federal National Mortgage Association		4.0300	12/11/30	1,974,785
					17,516,304
	GOVERNMENT SPONSORED — 6.2%
1,500,000	Federal Farm Credit Banks Funding Corporation		3.7800	06/08/28	1,484,290
1,500,000	Federal Farm Credit Banks Funding Corporation		3.7400	01/22/29	1,480,313
2,500,000	Federal Farm Credit Banks Funding Corporation		3.8000	02/26/29	2,469,972
1,500,000	Federal Farm Credit Banks Funding Corporation		3.8000	03/16/29	1,482,495
2,500,000	Federal Farm Credit Banks Funding Corporation		3.8750	03/27/29	2,480,405
1,000,000	Federal Farm Credit Banks Funding Corporation		3.9300	06/01/29	992,377
1,750,000	Federal Farm Credit Banks Funding Corporation		4.0000	04/01/30	1,737,778
1,500,000	Federal Farm Credit Banks Funding Corporation		1.4500	06/11/30	1,344,274
					13,471,904
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $61,641,789)				61,132,814

	TOTAL INVESTMENTS - 97.4% (Cost $212,862,572)				$212,485,260
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%				5,701,311
	NET ASSETS - 100.0%				$218,186,572

See accompanying notes to financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

ARMS	Adjustable Rate Mortgages

LLC	Limited Liability Company

L.P.	Limited Partnership

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRINDX	United States SOFR Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Illiquid security. The total fair value of these securities as of June 30, 2026 as $2,217,521, representing 1.0% of net assets.

(b)	Restricted security. See Note 6 for additional details.

(c)	Private investment.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of 144A securities is $20,971,357 or 9.6% of net assets.

(f)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	Eventide	Eventide	Eventide	Eventide
	Balanced	Core Bond	Dividend	Exponential	Eventide
	Fund	Fund	Growth Fund	Technologies Fund	Gilead Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$314,034,944	$213,390,052	$963,170,106	$66,789,091	$1,402,427,342
Affiliated investments at cost	—	—	—	—	65,936,648
Total Investments at cost	314,034,944	213,390,052	963,170,106	66,789,091	1,468,363,990
Unaffiliated investments at value	$392,920,165	$210,571,414	$1,401,765,511	$99,471,924	$3,206,217,372
Affiliated investments at value	—	—	—	—	62,427,979
Total investments at value	392,920,165	210,571,414	1,401,765,511	99,471,924	3,268,645,351
Cash held at custodian	3,842,251	3,338,633	22,382,862	4,152,064	135,539,530
Cash held at broker	119,958	—	115,751	282,294	1,071,321
Receivable for securities sold	—	—	3,475,893	2,600,335	53,723,965
Receivable for Fund shares sold	133,673	494,271	2,134,941	49,067	1,102,006
Dividends and interest receivable	1,964,282	2,196,669	1,049,823	39,187	1,097,943
Prepaid expenses and other assets	60,825	9,335	202,237	15,283	119,508
TOTAL ASSETS	399,041,154	216,610,322	1,431,127,018	106,610,154	3,461,299,624

LIABILITIES
Payable for investments purchased	—	1,217,598	3,601,807	527,706	16,797,418
Payable for Fund shares redeemed	400,253	99,433	714,852	124,280	2,555,401
Advisory fees payable	188,020	54,640	940,982	87,595	2,622,519
Distribution (12b-1) fees payable	111,924	10,921	202,196	25,386	78,836
Payable to related parties	53,745	37,966	143,224	23,641	287,382
Accrued expenses and other liabilities	53,970	55,675	195,986	61,616	310,241
TOTAL LIABILITIES	807,912	1,476,233	5,799,047	850,224	22,651,797
NET ASSETS	$398,233,242	$215,134,089	$1,425,327,971	$105,759,930	$3,438,647,827

Composition of Net Assets:
Paid in capital	$317,515,486	$232,599,936	$986,900,909	$103,437,573	$1,682,672,001
Accumulated earnings (losses)	80,717,756	(17,465,847)	438,427,062	2,322,357	1,755,975,826
NET ASSETS	$398,233,242	$215,134,089	$1,425,327,971	$105,759,930	$3,438,647,827

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026

	Eventide	Eventide	Eventide	Eventide
	Balanced	Core Bond	Dividend	Exponential	Eventide
	Fund	Fund	Growth Fund	Technologies Fund	Gilead Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$15,921,823	$38,661,886	$81,103,989	$15,558,528	$334,903,345
Shares of beneficial interest outstanding (a)	1,008,291	4,690,321	3,510,243	831,355	4,998,166
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$15.79	$8.24	$23.10	$18.71	$67.01

Class A Shares:
Net Assets	$48,482,423	$4,140,289	$83,052,059	$10,435,126	$396,852,786
Shares of beneficial interest outstanding (a)	3,063,880	500,201	3,592,818	558,336	5,978,800
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$15.82	$8.28	$23.12	$18.69	$66.38
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$16.79	$8.79	$24.53	$19.83	$70.43

Class C Shares:
Net Assets	$18,126,020	$676,476	$30,228,562	$2,250,927	$150,463,445
Shares of beneficial interest outstanding (a)	1,155,015	82,653	1,334,815	126,021	2,697,091
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$15.69	$8.18	$22.65	$17.86	$55.79

Class I Shares:
Net Assets	$315,702,976	$171,655,438	$1,230,943,361	$77,515,349	$2,556,428,251
Shares of beneficial interest outstanding (a)	19,989,686	20,823,077	53,225,675	4,090,319	36,553,774
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$15.79	$8.24	$23.13	$18.95	$69.94

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$1,064,625,747	$138,735,950	$212,862,572
Affiliated investments at cost	68,956,388	—	—
Investments at cost	1,133,582,135	138,735,950	212,862,572
Unaffiliated investments at value	$1,664,823,918	$198,736,152	$212,485,260
Affiliated investments at value	68,889,142	—	—
Total investments at value	1,733,713,060	198,736,152	212,485,260
Cash held at custodian	67,917,470	6,101,222	2,766,397
Cash held at broker	125,042	—	—
Receivable for Fund shares sold	2,090,383	448,043	1,852,433
Dividends and interest receivable	222,689	115,218	2,233,942
Prepaid expenses and other assets	82,506	43,275	37,166
TOTAL ASSETS	1,804,151,150	205,443,910	219,375,198

LIABILITIES
Payable for investments purchased	11,000,000	—	974,079
Payable for Fund shares redeemed	1,800,840	421,437	147,551
Advisory fees payable	1,436,386	86,176	17,088
Distribution (12b-1) fees payable	50,655	14,210	4,750
Payable to related parties	169,563	31,675	22,219
Accrued expenses and other liabilities	313,450	149,994	22,939
TOTAL LIABILITIES	14,770,894	703,492	1,188,626
NET ASSETS	$1,789,380,256	$204,740,418	$218,186,572

Composition of Net Assets:
Paid in capital	$1,127,810,137	$153,441,895	$227,273,857
Accumulated earnings (losses)	661,570,119	51,298,523	(9,087,285)
NET ASSETS	$1,789,380,256	$204,740,418	$218,186,572

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2026

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$82,451,901	$9,562,171	$20,672,867
Shares of beneficial interest outstanding (a)	1,448,474	538,384	2,057,623
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$56.92	$17.76	$10.05

Class A Shares:
Net Assets	$155,851,532	$12,539,897	$5,407,689
Shares of beneficial interest outstanding (a)	2,762,215	708,028	536,796
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$56.42	$17.71	$10.07
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$59.86	$18.79	$10.68

Class C Shares:
Net Assets	$52,424,925	$2,145,210	$1,673,521
Shares of beneficial interest outstanding (a)	1,034,860	124,292	167,387
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$50.66	$17.26	$10.00

Class I Shares:
Net Assets	$1,498,651,898	$180,493,140	$190,432,495
Shares of beneficial interest outstanding (a)	25,613,490	10,113,818	18,425,178
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$58.51	$17.85	$10.34

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Growth Fund	Technologies Fund	Gilead Fund
INVESTMENT INCOME
Dividend income	$2,977,790	$—	$17,094,238	$157,688	$9,764,252
Interest	8,135,626	8,103,743	668,184	152,768	4,970,805
Less: Foreign dividend withholding taxes	—	—	—	(8,976)	(272,726)
TOTAL INVESTMENT INCOME	11,113,416	8,103,743	17,762,422	301,480	14,462,331

EXPENSES
Investment advisory fees	2,327,672	574,487	9,014,924	889,025	28,902,794
Distribution (12b-1) fees:
Class N	32,030	76,607	152,726	30,814	586,045
Class A	105,356	5,786	175,742	21,202	825,902
Class C	172,897	6,043	277,340	20,031	1,379,685
Shareholder servicing fees	347,218	217,686	1,468,449	126,346	2,676,662
Financial administration/fund accounting fees	146,020	83,746	356,368	50,824	818,752
Legal administration/management services fees	79,980	34,753	254,400	18,768	605,244
Registration fees	73,000	51,100	120,283	69,350	118,625
Transfer agent fees	41,098	19,944	87,255	23,602	225,868
Printing and postage expenses	61,249	28,253	139,613	31,549	246,145
Custodian fees	20,560	9,184	59,255	8,106	160,316
Legal fees	20,875	19,727	16,752	19,426	20,827
Compliance officer fees	18,780	13,272	37,572	9,149	79,905
Trustees fees and expenses	16,630	16,631	16,631	16,631	16,630
Audit fees	18,189	11,023	36,816	12,943	77,249
Insurance expense	12,775	3,650	20,075	3,650	109,500
Other expenses	3,980	3,789	4,438	3,974	6,040
TOTAL EXPENSES	3,498,309	1,175,681	12,238,639	1,355,390	36,856,189
Less: Fees waived/reimbursed by the Adviser	(6,574)	(250,074)	—	(41,200)	—
Plus: Recapture of fees previously waived	—	—	104,555	—	—
NET EXPENSES	3,491,735	925,607	12,343,194	1,314,190	36,856,189

NET INVESTMENT INCOME (LOSS)	7,621,681	7,178,136	5,419,228	(1,012,710)	(22,393,858)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from:
Unaffiliated investments	7,380,540	432,743	14,162,174	17,869,673	39,177,700
Affiliated investments (See Note 5)	—	—	—	—	—
Redemptions in-kind	1,440,168	—	12,525,080	10,584,398	404,187,098
Securities sold short	—	—	—	(553,772)	3,119,825
Foreign currency transactions	—	—	—	—	2,522
Net realized gain:	8,820,708	432,743	26,687,254	27,900,299	446,487,145

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	36,515,794	(816,268)	231,468,531	3,662,036	590,316,776
Affiliated investments (See Note 5)	—	—	—	—	3,003,288
Net change in unrealized appreciation (depreciation):	36,515,794	(816,268)	231,468,531	3,662,036	593,320,064

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	45,336,502	(383,525)	258,155,785	31,562,335	1,039,807,209

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,958,183	$6,794,611	$263,575,013	$30,549,625	$1,017,413,351

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended June 30, 2026

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
INVESTMENT INCOME
Dividend income	$—	$1,875,944	$—
Interest	2,293,318	145,056	8,591,926
Less: Foreign dividend withholding taxes	(7,938)	(12,128)	—
TOTAL INVESTMENT INCOME	2,285,380	2,008,872	8,591,926

EXPENSES
Investment advisory fees	16,626,771	1,298,986	601,186
Distribution (12b-1) fees:
Class N	143,551	18,568	37,934
Class A	321,736	19,645	12,295
Class C	461,355	16,572	16,260
Shareholder servicing fees	1,526,318	331,249	188,970
Financial administration/fund accounting fees	433,409	69,558	86,414
Legal administration/management services fees	310,811	36,645	39,914
Transfer agent fees	179,528	39,652	24,593
Printing and postage expenses	127,375	52,988	40,436
Registration fees	91,250	88,748	73,000
Audit fees	52,311	15,906	10,663
Custodian fees	72,259	8,873	10,464
Insurance expense	52,925	1,825	5,475
Compliance officer fees	44,507	11,312	13,905
Legal fees	23,181	21,481	22,339
Trustees fees and expenses	16,631	16,631	16,631
Other expenses	4,802	4,165	3,503
TOTAL EXPENSES	20,488,720	2,052,804	1,203,982
Less: Fees waived/reimbursed by the Adviser	—	(324,285)	(235,212)
NET EXPENSES	20,488,720	1,728,519	968,770

NET INVESTMENT INCOME (LOSS)	(18,203,340)	280,353	7,623,156

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	204,732,875	(7,514,093)	153,754
Affiliated investments (See Note 5)	2	—	—
Redemptions in-kind	161,574,573	236,015	—
Net realized gain (loss):	366,307,450	(7,278,078)	153,754
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	401,990,356	37,681,871	(1,325,073)
Affiliated investments (See Note 5)	32,917,956	—	—
Net change in unrealized appreciation (depreciation):	434,908,312	37,681,871	(1,325,073)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	801,215,762	30,403,793	(1,171,319)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$783,012,422	$30,684,146	$6,451,837

See accompanying notes to financial statements.

Eventide Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income	$7,621,681	$7,277,439
Net realized gain from investments and in-kind redemptions	8,820,708	23,798,429
Net change in unrealized appreciation	36,515,794	273,040
Net increase in net assets resulting from operations	52,958,183	31,348,908

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(937,807)	(343,693)
Class A	(2,463,608)	(592,586)
Class C	(881,420)	(171,720)
Class I	(19,019,223)	(6,417,037)
Total distributions to shareholders	(23,302,058)	(7,525,036)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	2,866,807	5,425,454
Class A	13,073,629	10,050,801
Class C	2,996,733	3,676,253
Class I	64,745,412	79,882,967
Net asset value of shares issued in reinvestment of distributions:
Class N	871,199	320,908
Class A	2,315,591	541,839
Class C	843,398	161,394
Class I	17,913,877	5,855,202
Payments for shares redeemed:
Class N	(7,540,356)	(10,887,263)
Class A	(7,506,157)	(5,652,475)
Class C	(3,924,015)	(4,011,035)
Class I	(105,121,436)	(101,665,264)
Net decrease in net assets from shares of beneficial interest	(18,465,318)	(16,301,219)

TOTAL INCREASE IN NET ASSETS	11,190,807	7,522,653

NET ASSETS
Beginning of Year	387,042,435	379,519,782
End of Year	$398,233,242	$387,042,435

See accompanying notes to financial statements.

Eventide Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class N:
Shares Sold	192,299	379,280
Shares Reinvested	60,122	22,262
Shares Redeemed	(509,309)	(755,446)
Net decrease in shares of beneficial interest outstanding	(256,888)	(353,904)

Class A:
Shares Sold	871,923	703,397
Shares Reinvested	159,436	37,532
Shares Redeemed	(500,342)	(393,817)
Net increase in shares of beneficial interest outstanding	531,017	347,112

Class C:
Shares Sold	202,564	256,631
Shares Reinvested	58,823	11,261
Shares Redeemed	(263,684)	(279,902)
Net decrease in shares of beneficial interest outstanding	(2,297)	(12,010)

Class I:
Shares Sold	4,337,964	5,556,351
Shares Reinvested	1,235,142	406,334
Shares Redeemed	(7,027,999)	(7,087,635)
Net decrease in shares of beneficial interest outstanding	(1,454,893)	(1,124,950)

See accompanying notes to financial statements.

Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income	$7,178,136	$6,146,010
Net realized gain (loss)	432,743	(1,388,720)
Net change in unrealized appreciation (depreciation)	(816,268)	3,590,668
Net increase in net assets resulting from operations	6,794,611	8,347,958

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(1,491,594)	(1,457,744)
Class A	(103,696)	(31,197)
Class C	(19,280)	(19,228)
Class I	(5,444,053)	(4,645,541)
Total distributions to shareholders	(7,058,623)	(6,153,710)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	5,159,099	6,594,772
Class A	3,353,611	364,509
Class C	144,174	186,531
Class I	105,532,515	57,015,246
Net asset value of shares issued in reinvestment of distributions:
Class N	1,487,900	1,454,517
Class A	103,356	31,036
Class C	18,888	18,491
Class I	3,841,925	3,031,515
Payments for shares redeemed:
Class N	(5,662,366)	(6,539,391)
Class A	(248,793)	(38,702)
Class C	(132,043)	(61,906)
Class I	(46,970,862)	(52,785,061)
Net increase in net assets from shares of beneficial interest	66,627,404	9,271,557

TOTAL INCREASE IN NET ASSETS	66,363,392	11,465,805

NET ASSETS
Beginning of Year	148,770,697	137,304,892
End of Year	$215,134,089	$148,770,697

See accompanying notes to financial statements.

Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class N:
Shares Sold	620,867	801,510
Shares Reinvested	179,501	177,427
Shares Redeemed	(680,325)	(796,295)
Net increase in shares of beneficial interest outstanding	120,043	182,642

Class A:
Shares Sold	399,072	44,589
Shares Reinvested	12,443	3,768
Shares Redeemed	(29,829)	(4,718)
Net increase in shares of beneficial interest outstanding	381,686	43,639

Class C:
Shares Sold	17,543	22,941
Shares Reinvested	2,294	2,273
Shares Redeemed	(16,007)	(7,652)
Net increase in shares of beneficial interest outstanding	3,830	17,562

Class I:
Shares Sold	12,689,624	6,939,005
Shares Reinvested	463,961	369,931
Shares Redeemed	(5,646,101)	(6,454,977)
Net increase in shares of beneficial interest outstanding	7,507,484	853,959

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income	$5,419,228	$6,167,647
Net realized gain from investments and in-kind redemptions	26,687,254	56,088,289
Net change in unrealized appreciation	231,468,531	32,216,411
Net increase in net assets resulting from operations	263,575,013	94,472,347

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(2,313,808)	(395,039)
Class A	(2,091,634)	(282,723)
Class C	(788,774)	—
Class I	(34,393,832)	(6,375,869)
Total distributions to shareholders	(39,588,048)	(7,053,631)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	15,693,590	29,707,917
Class A	14,225,238	21,230,753
Class C	4,297,306	9,391,939
Class I	397,205,102	543,513,016
Net asset value of shares issued in reinvestment of distributions:
Class N	2,267,683	387,623
Class A	2,012,551	273,316
Class C	753,262	—
Class I	30,575,141	5,640,651
Payments for shares redeemed:
Class N	(27,570,424)	(48,828,521)
Class A	(11,994,121)	(11,453,642)
Class C	(6,709,676)	(3,918,430)
Class I	(422,101,129)	(294,590,525)
Net increase (decrease) in net assets from shares of beneficial interest	(1,345,477)	251,354,097

TOTAL INCREASE IN NET ASSETS	222,641,488	338,772,813

NET ASSETS
Beginning of Year	1,202,686,483	863,913,670
End of Year	$1,425,327,971	$1,202,686,483

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class N:
Shares Sold	774,785	1,588,817
Shares Reinvested	117,982	20,467
Shares Redeemed	(1,364,411)	(2,585,707)
Net decrease in shares of beneficial interest outstanding	(471,644)	(976,423)

Class A:
Shares Sold	702,880	1,121,380
Shares Reinvested	104,713	14,439
Shares Redeemed	(594,942)	(606,903)
Net increase in shares of beneficial interest outstanding	212,651	528,916

Class C:
Shares Sold	216,915	506,317
Shares Reinvested	40,153	—
Shares Redeemed	(336,121)	(209,307)
Net increase (decrease) in shares of beneficial interest outstanding	(79,053)	297,010

Class I:
Shares Sold	19,416,688	28,790,641
Shares Reinvested	1,582,363	298,143
Shares Redeemed	(20,930,503)	(15,726,135)
Net increase in shares of beneficial interest outstanding	68,548	13,362,649

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment loss	$(1,012,710)	$(1,236,875)
Net realized gain from investments, short sales and in-kind redemptions	27,900,299	10,770,538
Net change in unrealized appreciation	3,662,036	2,805,100
Net increase in net assets resulting from operations	30,549,625	12,338,763

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	2,891,413	3,229,416
Class A	954,398	842,122
Class C	106,724	221,228
Class I	36,753,407	24,547,146
Payments for shares redeemed:
Class N	(11,552,469)	(5,292,622)
Class A	(1,645,044)	(2,056,176)
Class C	(646,707)	(877,078)
Class I	(48,938,705)	(51,152,017)
Net decrease in net assets from shares of beneficial interest	(22,076,983)	(30,537,981)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,472,642	(18,199,218)

NET ASSETS
Beginning of Year	97,287,288	115,486,506
End of Year	$105,759,930	$97,287,288

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class N:
Shares Sold	202,801	260,846
Shares Redeemed	(815,782)	(421,353)
Net decrease in shares of beneficial interest outstanding	(612,981)	(160,507)

Class A:
Shares Sold	66,953	67,380
Shares Redeemed	(112,706)	(167,294)
Net decrease in shares of beneficial interest outstanding	(45,753)	(99,914)

Class C:
Shares Sold	7,823	18,259
Shares Redeemed	(47,489)	(72,221)
Net decrease in shares of beneficial interest outstanding	(39,666)	(53,962)

Class I:
Shares Sold	2,503,478	1,972,841
Shares Redeemed	(3,373,263)	(4,082,214)
Net decrease in shares of beneficial interest outstanding	(869,785)	(2,109,373)

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment loss	$(22,393,858)	$(24,104,866)
Net realized gain from investments, short sales and in-kind redemptions	446,487,145	395,938,818
Net change in unrealized appreciation	593,320,064	4,950,162
Net increase in net assets resulting from operations	1,017,413,351	376,784,114

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(33,320,111)	(4,820,502)
Class A	(37,654,283)	(3,949,917)
Class C	(18,693,488)	(2,226,342)
Class I	(238,279,303)	(26,484,044)
Total distributions to shareholders	(327,947,185)	(37,480,805)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	26,875,948	31,028,381
Class A	32,565,320	23,458,379
Class C	5,014,746	6,120,741
Class I	940,660,433	372,043,932
Net asset value of shares issued in reinvestment of distributions:
Class N	30,797,598	4,569,532
Class A	34,880,452	3,671,233
Class C	18,299,801	2,175,853
Class I	207,385,012	23,101,297
Payments for shares redeemed:
Class N	(78,467,447)	(214,388,138)
Class A	(55,251,622)	(75,482,610)
Class C	(38,898,775)	(50,191,326)
Class I	(1,164,912,185)	(1,024,515,333)
Net decrease in net assets from shares of beneficial interest	(41,050,719)	(898,408,059)

TOTAL INCREASE (DECREASE) IN NET ASSETS	648,415,447	(559,104,750)

NET ASSETS
Beginning of Year	2,790,232,380	3,349,337,130
End of Year	$3,438,647,827	$2,790,232,380

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class N:
Shares Sold	469,528	628,223
Shares Reinvested	565,924	88,113
Shares Redeemed	(1,380,307)	(4,257,788)
Net decrease in shares of beneficial interest outstanding	(344,855)	(3,541,452)

Class A:
Shares Sold	577,631	475,760
Shares Reinvested	646,893	71,328
Shares Redeemed	(981,785)	(1,526,527)
Net increase (decrease) in shares of beneficial interest outstanding	242,739	(979,439)

Class C:
Shares Sold	105,217	143,311
Shares Reinvested	402,193	48,699
Shares Redeemed	(811,465)	(1,174,308)
Net decrease in shares of beneficial interest outstanding	(304,055)	(982,298)

Class I:
Shares Sold	15,669,902	7,269,688
Shares Reinvested	3,655,006	430,032
Shares Redeemed	(19,443,434)	(19,909,056)
Net decrease in shares of beneficial interest outstanding	(118,526)	(12,209,336)

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment loss	$(18,203,340)	$(15,555,357)
Net realized gain (loss) from investments and in-kind redemptions	366,307,450	(102,612,386)
Net change in unrealized appreciation	434,908,312	112,061,054
Net increase (decrease) in net assets resulting from operations	783,012,422	(6,106,689)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	14,431,897	9,067,271
Class A	13,936,501	7,849,699
Class C	2,681,924	2,315,607
Class I	503,331,562	282,230,941
Payments for shares redeemed:
Class N	(29,453,624)	(42,738,482)
Class A	(22,192,845)	(32,541,536)
Class C	(11,653,414)	(20,154,252)
Class I	(610,583,734)	(493,968,741)
Net decrease in net assets from shares of beneficial interest	(139,501,733)	(287,939,493)

TOTAL INCREASE (DECREASE) IN NET ASSETS	643,510,689	(294,046,182)

NET ASSETS
Beginning of Year	1,145,869,567	1,439,915,749
End of Year	$1,789,380,256	$1,145,869,567

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class N:
Shares Sold	309,830	271,626
Shares Redeemed	(660,698)	(1,266,000)
Net decrease in shares of beneficial interest outstanding	(350,868)	(994,374)

Class A:
Shares Sold	298,360	234,866
Shares Redeemed	(497,293)	(979,214)
Net decrease in shares of beneficial interest outstanding	(198,933)	(744,348)

Class C:
Shares Sold	63,495	76,653
Shares Redeemed	(286,148)	(667,547)
Net decrease in shares of beneficial interest outstanding	(222,653)	(590,894)

Class I:
Shares Sold	10,742,258	8,291,869
Shares Redeemed	(13,051,804)	(14,654,078)
Net decrease in shares of beneficial interest outstanding	(2,309,546)	(6,362,209)

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income	$280,353	$468,178
Net realized gain (loss) from investments and in-kind redemptions	(7,278,078)	1,634,873
Net change in unrealized appreciation	37,681,871	14,793,770
Net increase in net assets resulting from operations	30,684,146	16,896,821

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(54,107)	(588,763)
Class A	(40,495)	(97,241)
Class C	(6,772)	(15,297)
Class I	(991,032)	(4,748,135)
Total distributions to shareholders	(1,092,406)	(5,449,436)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	2,227,217	8,576,462
Class A	7,643,299	2,398,308
Class C	1,155,958	760,700
Class I	73,503,838	97,554,183
Net asset value of shares issued in reinvestment of distributions:
Class N	51,540	583,567
Class A	40,426	96,969
Class C	6,772	15,209
Class I	947,482	4,498,959
Payments for shares redeemed:
Class N	(3,396,285)	(13,716,586)
Class A	(1,180,994)	(195,278)
Class C	(329,589)	(118,297)
Class I	(68,914,010)	(54,691,740)
Net increase in net assets from shares of beneficial interest	11,755,654	45,762,456

TOTAL INCREASE IN NET ASSETS	41,347,394	57,209,841

NET ASSETS
Beginning of Year	163,393,024	106,183,183
End of Year	$204,740,418	$163,393,024

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class N:
Shares Sold	141,460	594,653
Shares Reinvested	3,335	40,471
Shares Redeemed	(217,534)	(958,678)
Net decrease in shares of beneficial interest outstanding	(72,739)	(323,554)

Class A:
Shares Sold	488,330	168,731
Shares Reinvested	2,623	6,740
Shares Redeemed	(75,604)	(14,036)
Net increase in shares of beneficial interest outstanding	415,349	161,435

Class C:
Shares Sold	76,088	54,985
Shares Reinvested	451	1,075
Shares Redeemed	(20,946)	(8,544)
Net increase in shares of beneficial interest outstanding	55,593	47,516

Class I:
Shares Sold	4,650,261	6,782,956
Shares Reinvested	61,022	311,160
Shares Redeemed	(4,368,822)	(3,799,719)
Net increase in shares of beneficial interest outstanding	342,461	3,294,397

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income	$7,623,156	$5,674,693
Net realized gain (loss)	153,754	(411,501)
Net change in unrealized appreciation (depreciation)	(1,325,073)	3,761,607
Net increase in net assets resulting from operations	6,451,837	9,024,799

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(727,224)	(641,154)
Class A	(186,734)	(159,723)
Class C	(49,647)	(43,540)
Class I	(6,627,325)	(4,795,342)
Total distributions to shareholders	(7,590,930)	(5,639,759)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	5,435,125	3,245,212
Class A	2,034,180	1,423,790
Class C	393,650	430,944
Class I	104,574,582	72,438,989
Net asset value of shares issued in reinvestment of distributions:
Class N	726,972	640,240
Class A	180,922	154,867
Class C	49,647	43,461
Class I	6,115,754	4,502,624
Payments for shares redeemed:
Class N	(2,717,913)	(4,852,608)
Class A	(1,150,707)	(1,907,385)
Class C	(363,073)	(468,802)
Class I	(65,160,449)	(55,654,936)
Net increase in net assets from shares of beneficial interest	50,118,690	19,996,396

TOTAL INCREASE IN NET ASSETS	48,979,597	23,381,436

NET ASSETS
Beginning of Year	169,206,975	145,825,539
End of Year	$218,186,572	$169,206,975

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class N:
Shares Sold	535,785	323,561
Shares Reinvested	71,871	63,922
Shares Redeemed	(268,174)	(484,366)
Net increase (decrease) in shares of beneficial interest outstanding	339,482	(96,883)

Class A:
Shares Sold	200,061	141,565
Shares Reinvested	17,841	15,420
Shares Redeemed	(113,292)	(190,011)
Net increase (decrease) in shares of beneficial interest outstanding	104,610	(33,026)

Class C:
Shares Sold	39,038	43,235
Shares Reinvested	4,931	4,359
Shares Redeemed	(35,966)	(47,069)
Net increase in shares of beneficial interest outstanding	8,003	525

Class I:
Shares Sold	10,034,438	7,038,609
Shares Reinvested	587,911	437,711
Shares Redeemed	(6,247,767)	(5,414,576)
Net increase in shares of beneficial interest outstanding	4,374,582	2,061,744

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$14.66	$13.78	$12.44	$12.12	$14.21

Activity from investment operations:
Net investment income (1)	0.27	0.25	0.19	0.16	0.10
Net realized and unrealized gain (loss) on investments	1.75	0.89	1.35	0.47	(1.35)
Total from investment operations	2.02	1.14	1.54	0.63	(1.25)

Less distributions from:
Net investment income	(0.29)	(0.26)	(0.20)	(0.15)	(0.21)
Net realized gains	(0.60)	—	—	(0.12)	(0.63)
Return of capital	—	—	—	(0.04)	—
Total distributions	(0.89)	(0.26)	(0.20)	(0.31)	(0.84)

Net asset value, end of year	$15.79	$14.66	$13.78	$12.44	$12.12

Total return (2)	14.40%	8.34%	12.52%	5.35%	(9.58)%

Net assets, at end of year (000s)	$15,922	$18,547	$22,308	$30,618	$34,856

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.02%	1.02%	1.09%	1.10%	1.01%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.02%	1.02%	1.02%	1.02%	1.02%
Ratio of net investment income to average net assets (4)(5)	1.84%	1.74%	1.51%	1.34%	0.69%
Portfolio Turnover Rate	34%	55%	43%	48%	66%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023	June 30, 2022
Net asset value, beginning of year	$14.69	$13.81	$12.46		$12.14	$14.22

Activity from investment operations:
Net investment income (1)	0.27	0.25	0.19		0.16	0.09
Net realized and unrealized gain (loss) on investments	1.74	0.88	1.36		0.47	(1.33)
Total from investment operations	2.01	1.13	1.55		0.63	(1.24)

Less distributions from:
Net investment income	(0.28)	(0.25)	(0.20)		(0.15)	(0.21)
Net realized gains	(0.60)	—	—		(0.12)	(0.63)
Return of capital	—	—	—		(0.04)	—
Total distributions	(0.88)	(0.25)	(0.20)		(0.31)	(0.84)

Net asset value, end of year	$15.82	$14.69	$13.81		$12.46	$12.14

Total return (2)	14.32%	8.27%	12.53	% (6)	5.29%	(9.55)%

Net assets, at end of year (000s)	$48,482	$37,205	$30,175		$25,577	$25,744

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.07%	1.07%	1.14%		1.15%	1.06%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.07%	1.07%	1.07%		1.07%	1.07%
Ratio of net investment income to average net assets (4)(5)	1.79%	1.72%	1.47%		1.32%	0.65%
Portfolio Turnover Rate	34%	55%	43%		48%	66%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$14.58	$13.70	$12.38	$12.06	$14.15

Activity from investment operations:
Net investment income (loss) (1)	0.15	0.14	0.09	0.07	(0.01)
Net realized and unrealized gain (loss) on investments	1.73	0.89	1.34	0.47	(1.35)
Total from investment operations	1.88	1.03	1.43	0.54	(1.36)

Less distributions from:
Net investment income	(0.17)	(0.15)	(0.11)	(0.06)	(0.10)
Net realized gains	(0.60)	—	—	(0.12)	(0.63)
Return of capital	—	—	—	(0.04)	—
Total distributions	(0.77)	(0.15)	(0.11)	(0.22)	(0.73)

Net asset value, end of year	$15.69	$14.58	$13.70	$12.38	$12.06

Total return (2)	13.44%	7.52%	11.58%	4.54%	(10.33)%

Net assets, at end of year (000s)	$18,126	$16,869	$16,020	$16,181	$18,146

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.82%	1.82%	1.89%	1.90%	1.81%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.82%	1.82%	1.82%	1.82%	1.82%
Ratio of net investment income (loss) to average net assets (4)(5)	1.04%	0.96%	0.72%	0.56%	(0.10)%
Portfolio Turnover Rate	34%	55%	43%	48%	66%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$14.66	$13.78	$12.44	$12.12	$14.22

Activity from investment operations:
Net investment income (1)	0.31	0.28	0.22	0.19	0.12
Net realized and unrealized gain (loss) on investments	1.74	0.89	1.35	0.47	(1.35)
Total from investment operations	2.05	1.17	1.57	0.66	(1.23)

Less distributions from:
Net investment income	(0.32)	(0.29)	(0.23)	(0.18)	(0.24)
Net realized gains	(0.60)	—	—	(0.12)	(0.63)
Return of capital	—	—	—	(0.04)	—
Total distributions	(0.92)	(0.29)	(0.23)	(0.34)	(0.87)

Net asset value, end of year	$15.79	$14.66	$13.78	$12.44	$12.12

Total return (2)	14.64%	8.55%	12.75%	5.57%	(9.46)%

Net assets, at end of year (000s)	$315,703	$314,422	$311,017	$260,688	$269,421

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	0.82%	0.82%	0.89%	0.90%	0.81%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of net investment income to average net assets (4)(5)	2.04%	1.95%	1.72%	1.57%	0.90%
Portfolio Turnover Rate	34%	55%	43%	48%	66%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$8.23	$8.08	$8.15	$8.41	$9.66

Activity from investment operations:
Net investment income (1)	0.34	0.33	0.28	0.17	0.08
Net realized and unrealized gain (loss) on investments	(0.01)	0.14	(0.09)	(0.25)	(1.20)
Total from investment operations	0.33	0.47	0.19	(0.08)	(1.12)

Less distributions from:
Net investment income	(0.32)	(0.32)	(0.26)	(0.18)	(0.11)
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.32)	(0.32)	(0.26)	(0.18)	(0.13)

Net asset value, end of year	$8.24	$8.23	$8.08	$8.15	$8.41

Total return (2)	4.10%	5.93%	2.34%	(0.89)%	(11.69)%

Net assets, at end of year (000s)	$38,662	$37,596	$35,467	$37,445	$58,166

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.84%	0.88%	0.90%	1.01%	0.96%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.69%	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets (4)(5)	4.10%	3.99%	3.46%	2.09%	0.88%
Portfolio Turnover Rate	23%	24%	33%	57%	56%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$8.26	$8.12	$8.18	$8.44	$9.71

Activity from investment operations:
Net investment income (1)	0.34	0.33	0.28	0.18	0.07
Net realized and unrealized gain (loss) on investments	0.00 (6)	0.13	(0.09)	(0.26)	(1.22)
Total from investment operations	0.34	0.46	0.19	(0.08)	(1.15)

Less distributions from:
Net investment income	(0.32)	(0.32)	(0.25)	(0.18)	(0.10)
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.32)	(0.32)	(0.25)	(0.18)	(0.12)

Net asset value, end of year	$8.28	$8.26	$8.12	$8.18	$8.44

Total return (2)	4.19%	5.73%	2.42%	(0.90)%	(11.91)%

Net assets, at end of year (000s)	$4,140	$979	$608	$412	$197

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.89%	0.93%	0.95%	1.06%	1.01%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.74%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income to average net assets (4)(5)	4.05%	3.94%	3.47%	2.19%	0.78%
Portfolio Turnover Rate	23%	24%	33%	57%	56%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$8.17	$8.03	$8.11	$8.37	$9.63

Activity from investment operations:
Net investment income (loss) (1)	0.27	0.26	0.22	0.11	0.01
Net realized and unrealized gain (loss) on investments	0.00 (6)	0.14	(0.09)	(0.25)	(1.20)
Total from investment operations	0.27	0.40	0.13	(0.14)	(1.19)

Less distributions from:
Net investment income	(0.26)	(0.26)	(0.21)	(0.12)	(0.06)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.26)	(0.26)	(0.21)	(0.12)	(0.07)

Net asset value, end of year	$8.18	$8.17	$8.03	$8.11	$8.37

Total return (2)	3.32%	5.04%	1.53%	(1.67)%	(12.37)%

Net assets, at end of year (000s)	$676	$644	$492	$221	$224

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.64%	1.68%	1.70%	1.81%	1.76%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.49%	1.58%	1.58%	1.58%	1.58%
Ratio of net investment income (loss) to average net assets (4)(5)	3.30%	3.19%	2.74%	1.35%	0.09%
Portfolio Turnover Rate	23%	24%	33%	57%	56%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$8.23		$8.08	$8.15	$8.41	$9.66

Activity from investment operations:
Net investment income (1)	0.35		0.35	0.30	0.20	0.09
Net realized and unrealized gain (loss) on investments	(0.00	) (6)	0.14	(0.10)	(0.26)	(1.19)
Total from investment operations	0.35		0.49	0.20	(0.06)	(1.10)

Less distributions from:
Net investment income	(0.34)		(0.34)	(0.27)	(0.20)	(0.13)
Return of capital	—		—	—	—	(0.02)
Total distributions	(0.34)		(0.34)	(0.27)	(0.20)	(0.15)

Net asset value, end of year	$8.24		$8.23	$8.08	$8.15	$8.41

Total return (2)	4.30%		6.14%	2.54%	(0.67)%	(11.51)%

Net assets, at end of year (000s)	$171,655		$109,551	$100,738	$39,300	$13,877

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.64%		0.68%	0.70%	0.81%	0.76%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.49%		0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets (4)(5)	4.30%		4.19%	3.77%	2.45%	1.00%
Portfolio Turnover Rate	23%		24%	33%	57%	56%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$19.41		$17.72	$14.65	$13.43	$15.86

Activity from investment operations:
Net investment income (1)	0.06		0.08	0.06	0.11	0.05
Net realized and unrealized gain (loss) on investments	4.26		1.70	3.07	1.31	(2.01)
Total from investment operations	4.32		1.78	3.13	1.42	(1.96)

Less distributions from:
Net investment income	(0.06)		(0.09)	(0.06)	(0.10)	(0.18)
Net realized gains	(0.57)		—	—	(0.09)	(0.29)
Return of capital	—		—	—	(0.01)	—
Total distributions	(0.63)		(0.09)	(0.06)	(0.20)	(0.47)

Net asset value, end of year	$23.10		$19.41	$17.72	$14.65	$13.43

Total return (2)	22.94	% (6)	10.08%	21.40%	10.66%	(12.90)%

Net assets, at end of year (000s)	$81,104		$77,293	$87,873	$91,912	$74,940

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.14%		1.14%	1.16%	1.23%	1.14%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.15%		1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (4)(5)	0.29%		0.45%	0.40%	0.75%	0.34%
Portfolio Turnover Rate	42%		58%	38%	50%	50%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$19.42	$17.73	$14.66	$13.43	$15.85

Activity from investment operations:
Net investment income (1)	0.05	0.07	0.05	0.10	0.05
Net realized and unrealized gain (loss) on investments	4.27	1.71	3.07	1.32	(2.01)
Total from investment operations	4.32	1.78	3.12	1.42	(1.96)

Less distributions from:
Net investment income	(0.05)	(0.09)	(0.05)	(0.06)	(0.17)
Net realized gains	(0.57)	—	—	(0.09)	(0.29)
Return of capital	—	—	—	(0.04)	—
Total distributions	(0.62)	(0.09)	(0.05)	(0.19)	(0.46)

Net asset value, end of year	$23.12	$19.42	$17.73	$14.66	$13.43

Total return (2)	22.92%	10.03%	21.35%	10.68%	(12.88)%

Net assets, at end of year (000s)	$83,052	$65,648	$50,563	$36,722	$29,243

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.19%	1.19%	1.21%	1.28%	1.19%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets (4)(5)	0.24%	0.40%	0.34%	0.69%	0.31%
Portfolio Turnover Rate	42%	58%	38%	50%	50%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the adviser not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2026	June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022
Net asset value, beginning of year	$19.11	$17.52		$14.54		$13.34	$15.77

Activity from investment operations:
Net investment income (loss) (1)	(0.10)	(0.07	) (6)	(0.06	) (6)	(0.01)	(0.07)
Net realized and unrealized gain (loss) on investments	4.21	1.66		3.04		1.31	(2.00)
Total from investment operations	4.11	1.59		2.98		1.30	(2.07)

Less distributions from:
Net investment income	—	—		—		—	(0.07)
Net realized gains	(0.57)	—		—		(0.09)	(0.29)
Return of capital	—	—		—		(0.01)	—
Total distributions	(0.57)	—		—		(0.10)	(0.36)

Net asset value, end of year	$22.65	$19.11		$17.52		$14.54	$13.34

Total return (2)	22.12%	9.19%		20.50%		9.78%	(13.57)%

Net assets, at end of year (000s)	$30,229	$27,018		$19,564		$14,889	$9,975

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.94%	1.94%		1.96%		2.03%	1.94%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.95%	1.95%		1.95%		1.95%	1.95%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.52)%	(0.36)%		(0.40)%		(0.05)%	(0.42)%
Portfolio Turnover Rate	42%	58%		38%		50%	50%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the fiscal year, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$19.43	$17.74	$14.66	$13.44	$15.87

Activity from investment operations:
Net investment income (1)	0.10	0.12	0.09	0.13	0.09
Net realized and unrealized gain (loss) on investments	4.27	1.70	3.08	1.32	(2.02)
Total from investment operations	4.37	1.82	3.17	1.45	(1.93)

Less distributions from:
Net investment income	(0.10)	(0.13)	(0.09)	(0.11)	(0.21)
Net realized gains	(0.57)	—	—	(0.09)	(0.29)
Return of capital	—	—	—	(0.03)	—
Total distributions	(0.67)	(0.13)	(0.09)	(0.23)	(0.50)

Net asset value, end of year	$23.13	$19.43	$17.74	$14.66	$13.44

Total return (2)	23.21%	10.30%	21.70%	10.87%	(12.72)%

Net assets, at end of year (000s)	$1,230,943	$1,032,728	$705,913	$430,286	$305,801

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	0.94%	0.94%	0.96%	1.03%	0.94%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (4)(5)	0.49%	0.65%	0.61%	0.96%	0.55%
Portfolio Turnover Rate	42%	58%	38%	50%	50%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class N

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$13.47	$11.96	$12.00	$10.92	$19.08

Activity from investment operations:
Net investment loss (1)	(0.18)	(0.16)	(0.17)	(0.13)	(0.25)
Net realized and unrealized gain (loss) on investments	5.42	1.67	0.13	1.20	(7.69)
Total from investment operations	5.24	1.51	(0.04)	1.07	(7.94)

Less distributions from:
Net realized gains	—	—	—	—	(0.23)
Total distributions	—	—	—	—	(0.23)

Paid-in-capital from redemption fees (1)	—	—	—	0.01	0.01

Net asset value, end of year	$18.71	$13.47	$11.96	$12.00	$10.92

Total return (2)	38.90%	12.63%	(0.33)%	9.89%	(42.00)%

Net assets, at end of year (000s)	$15,559	$19,462	$19,201	$22,186	$12,479

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.61%	1.74%	1.69%	1.70%	1.63%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.56%	1.63%	1.63%	1.63%	1.63%
Ratio of net investment loss to average net assets (4)(5)	(1.23)%	(1.28)%	(1.36)%	(1.23)%	(1.54)%
Portfolio Turnover Rate	125%	126%	70%	80%	69%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$13.46	$11.96	$12.00	$10.93	$19.08

Activity from investment operations:
Net investment loss (1)	(0.18)	(0.17)	(0.17)	(0.14)	(0.25)
Net realized and unrealized gain (loss) on investments	5.41	1.67	0.13	1.20	(7.68)
Total from investment operations	5.23	1.50	(0.04)	1.06	(7.93)

Less distributions from:
Net realized gains	—	—	—	—	(0.23)
Total distributions	—	—	—	—	(0.23)

Paid-in-capital from redemption fees (1)	—	—	—	0.01	0.01

Net asset value, end of year	$18.69	$13.46	$11.96	$12.00	$10.93

Total return (2)	38.86%	12.54%	(0.33)%	9.79%	(41.95)%

Net assets, at end of year (000s)	$10,435	$8,133	$8,421	$8,257	$7,377

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.66%	1.79%	1.74%	1.75%	1.68%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.61%	1.68%	1.68%	1.68%	1.68%
Ratio of net investment loss to average net assets (4)(5)	(1.28)%	(1.33)%	(1.41)%	(1.28)%	(1.58)%
Portfolio Turnover Rate	125%	126%	70%	80%	69%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$12.96	$11.61	$11.74	$10.77	$18.96

Activity from investment operations:
Net investment loss (1)	(0.28)	(0.25)	(0.25)	(0.21)	(0.37)
Net realized and unrealized gain (loss) on investments	5.18	1.60	0.12	1.17	(7.60)
Total from investment operations	4.90	1.35	(0.13)	0.96	(7.97)

Less distributions from:
Net realized gains	—	—	—	—	(0.23)
Total distributions	—	—	—	—	(0.23)

Paid-in-capital from redemption fees (1)	—	—	—	0.01	0.01

Net asset value, end of year	$17.86	$12.96	$11.61	$11.74	$10.77

Total return (2)	37.81%	11.63%	(1.11)%	9.01%	(42.43)%

Net assets, at end of year (000s)	$2,251	$2,148	$2,550	$2,635	$2,422

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	2.41%	2.54%	2.49%	2.50%	2.43%
Ratio of net expenses to average net assets after expense reimbursement (4)	2.36%	2.43%	2.43%	2.43%	2.43%
Ratio of net investment loss to average net assets (4)(5)	(2.03)%	(2.08)%	(2.16)%	(2.03)%	(2.33)%
Portfolio Turnover Rate	125%	126%	70%	80%	69%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$13.62	$12.07	$12.08	$10.97	$19.12

Activity from investment operations:
Net investment loss (1)	(0.15)	(0.14)	(0.14)	(0.11)	(0.22)
Net realized and unrealized gain (loss) on investments	5.48	1.69	0.13	1.21	(7.71)
Total from investment operations	5.33	1.55	(0.01)	1.10	(7.93)

Less distributions from:
Net realized gains	—	—	—	—	(0.23)
Total distributions	—	—	—	—	(0.23)

Paid-in-capital from redemption fees (1)	—	—	—	0.01	0.01

Net asset value, end of year	$18.95	$13.62	$12.07	$12.08	$10.97

Total return (2)	39.13%	12.84%	(0.08)%	10.12%	(41.86)%

Net assets, at end of year (000s)	$77,515	$67,544	$85,315	$82,735	$72,567

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.41%	1.54%	1.49%	1.50%	1.43%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.36%	1.43%	1.43%	1.43%	1.43%
Ratio of net investment loss to average net assets (4)(5)	(1.03)%	(1.08)%	(1.16)%	(1.02)%	(1.33)%
Portfolio Turnover Rate	125%	126%	70%	80%	69%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$54.04	$48.15	$48.25		$44.10		$69.91

Activity from investment operations:
Net investment loss (1)	(0.50)	(0.46)	(0.38)		(0.27)		(0.53)
Net realized and unrealized gain (loss) on investments	20.34	6.99	0.28		6.70		(21.01)
Total from investment operations	19.84	6.53	(0.10)		6.43		(21.54)

Less distributions from:
Net realized gains	(6.87)	(0.64)	—		(2.28)		(4.27)
Total distributions	(6.87)	(0.64)	—		(2.28)		(4.27)

Paid-in-Capital From Redemption Fees (1)	0.00 (6)	—	—		—		—

Net asset value, end of year	$67.01	$54.04	$48.15		$48.25		$44.10

Total return (2)	39.66%	13.63%	(0.21	)% (5)	15.29	% (5)	(32.65)%

Net assets, at end of year (000s)	$334,903	$288,736	$427,768		$526,825		$529,869

Ratio of net expenses to average net assets (3)	1.36%	1.38%	1.36%		1.38%		1.31%
Ratio of net investment loss to average net assets (3)(4)	(0.87)%	(0.91)%	(0.79)%		(0.59)%		(0.86)%
Portfolio Turnover Rate	16%	60%	36%		34%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$53.61	$47.80	$47.94		$43.83		$69.53

Activity from investment operations:
Net investment loss (1)	(0.52)	(0.48)	(0.41)		(0.29)		(0.55)
Net realized and unrealized gain (loss) on investments	20.16	6.93	0.27		6.68		(20.88)
Total from investment operations	19.64	6.45	(0.14)		6.39		(21.43)

Less distributions from:
Net realized gains	(6.87)	(0.64)	—		(2.28)		(4.27)
Total distributions	(6.87)	(0.64)	—		(2.28)		(4.27)

Paid-in-Capital From Redemption Fees (1)	0.00 (6)	—	—		—		—

Net asset value, end of year	$66.38	$53.61	$47.80		$47.94		$43.83

Total return (2)	39.60%	13.56%	(0.29	)% (5)	15.30	% (5)	(32.67)%

Net assets, at end of year (000s)	$396,853	$307,538	$320,983		$351,924		$302,171

Ratio of net expenses to average net assets (3)	1.41%	1.43%	1.41%		1.43%		1.36%
Ratio of net investment loss to average net assets (3)(4)	(0.92)%	(0.96)%	(0.85)%		(0.65)%		(0.91)%
Portfolio Turnover Rate	16%	60%	36%		34%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$46.35	$41.71	$42.13		$39.09		$62.97

Activity from investment operations:
Net investment loss (1)	(0.80)	(0.74)	(0.67)		(0.55)		(0.91)
Net realized and unrealized gain (loss) on investments	17.11	6.02	0.25		5.87		(18.70)
Total from investment operations	16.31	5.28	(0.42)		5.32		(19.61)

Less distributions from:
Net realized gains	(6.87)	(0.64)	—		(2.28)		(4.27)
Total distributions	(6.87)	(0.64)	—		(2.28)		(4.27)

Paid-in-Capital From Redemption Fees (1)	0.00 (6)	—	—		—		—

Net asset value, end of year	$55.79	$46.35	$41.71		$42.13		$39.09

Total return (2)	38.55%	12.73%	(1.00	)% (5)	14.38	% (5)	(33.21)%

Net assets, at end of year (000s)	$150,463	$139,105	$166,155		$218,201		$235,967

Ratio of net expenses to average net assets (3)	2.16%	2.18%	2.16%		2.18%		2.11%
Ratio of net investment loss to average net assets (3)(4)	(1.67)%	(1.71)%	(1.59)%		(1.40)%		(1.67)%
Portfolio Turnover Rate	16%	60%	36%		34%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$56.03	$49.80	$49.82		$45.36		$71.65

Activity from investment operations:
Net investment loss (1)	(0.40)	(0.37)	(0.30)		(0.19)		(0.41)
Net realized and unrealized gain (loss) on investments	21.18	7.24	0.28		6.93		(21.61)
Total from investment operations	20.78	6.87	(0.02)		6.74		(22.02)

Less distributions from:
Net realized gains	(6.87)	(0.64)	—		(2.28)		(4.27)
Total distributions	(6.87)	(0.64)	—		(2.28)		(4.27)

Paid-in-Capital From Redemption Fees (1)	0.00 (6)	—	—		—		—

Net asset value, end of year	$69.94	$56.03	$49.80		$49.82		$45.36

Total return (2)	39.95%	13.86%	(0.04	)% (5)	15.56	% (5)	(32.52)%

Net assets, at end of year (000s)	$2,556,428	$2,054,852	$2,434,432		$2,663,688		$2,408,991

Ratio of net expenses to average net assets (3)	1.16%	1.18%	1.16%		1.18%		1.11%
Ratio of net investment loss to average net assets (3)(4)	(0.67)%	(0.71)%	(0.60)%		(0.40)%		(0.66)%
Portfolio Turnover Rate	16%	60%	36%		34%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$33.21	$33.30	$36.63		$26.52		$46.19

Activity from investment operations:
Net investment loss (1)	(0.61)	(0.44)	(0.42)		(0.37)		(0.57)
Net realized and unrealized gain (loss) on investments	24.32	0.35	(2.91)		10.48		(14.74)
Total from investment operations	23.71	(0.09)	(3.33)		10.11		(15.31)

Less distributions from:
Net investment income	—	—	—		—		(0.63)
Net realized gains	—	—	—		—		(3.73)
Total distributions	—	—	—		—		(4.36)

Paid-in-capital from redemption fees (1)	—	—	—		—		—

Net asset value, end of year	$56.92	$33.21	$33.30		$36.63		$26.52

Total return (2)	71.36%	(0.27)%	(9.09	)% (5)	38.12	% (5)	(35.99	)% (5)

Net assets, at end of year (000s)	$82,452	$59,748	$93,027		$133,006		$115,954

Ratio of net expenses to average net assets (3)	1.49%	1.51%	1.52%		1.50%		1.50%
Ratio of net investment loss to average net assets (3)(4)	(1.34)%	(1.31)%	(1.24)%		(1.14)%		(1.49)%
Portfolio Turnover Rate	87%	41%	71%		79%		59%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$32.93	$33.04	$36.37		$26.34		$45.91

Activity from investment operations:
Net investment loss (1)	(0.63)	(0.45)	(0.44)		(0.38)		(0.58)
Net realized and unrealized gain (loss) on investments	24.12	0.34	(2.89)		10.41		(14.64)
Total from investment operations	23.49	(0.11)	(3.33)		10.03		(15.22)

Less distributions from:
Net investment income	—	—	—		—		(0.62)
Net realized gains	—	—	—		—		(3.73)
Total distributions	—	—	—		—		(4.35)

Paid-in-capital from redemption fees (1)	—	—	—		—		—

Net asset value, end of year	$56.42	$32.93	$33.04		$36.37		$26.34

Total return (2)	71.30%	(0.33)%	(9.16	)% (5)	38.08	% (5)	(36.02	)% (5)

Net assets, at end of year (000s)	$155,852	$97,510	$122,423		$151,885		$114,642

Ratio of net expenses to average net assets (3)	1.54%	1.56%	1.57%		1.55%		1.55%
Ratio of net investment loss to average net assets (3)(4)	(1.39)%	(1.35)%	(1.29)%		(1.19)%		(1.54)%
Portfolio Turnover Rate	87%	41%	71%		79%		59%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$29.79	$30.11	$33.39		$24.37		$42.78

Activity from investment operations:
Net investment loss (1)	(0.87)	(0.64)	(0.63)		(0.57)		(0.80)
Net realized and unrealized gain (loss) on investments	21.74	0.32	(2.65)		9.59		(13.60)
Total from investment operations	20.87	(0.32)	(3.28)		9.02		(14.40)

Less distributions from:
Net investment income	—	—	—		—		(0.28)
Net realized gains	—	—	—		—		(3.73)
Total distributions	—	—	—		—		(4.01)

Paid-in-capital from redemption fees (1)	—	—	—		—		—

Net asset value, end of year	$50.66	$29.79	$30.11		$33.39		$24.37

Total return (2)	70.02%	(1.06)%	(9.82	)% (5)	37.01	% (5)	(36.51	)% (5)

Net assets, at end of year (000s)	$52,425	$37,460	$55,661		$76,849		$66,540

Ratio of net expenses to average net assets (3)	2.29%	2.31%	2.32%		2.30%		2.30%
Ratio of net investment loss to average net assets (3)(4)	(2.14)%	(2.10)%	(2.04)%		(1.94)%		(2.29)%
Portfolio Turnover Rate	87%	41%	71%		79%		59%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022
Net asset value, beginning of year	$34.06	$34.09	$37.45		$27.05		$47.04

Activity from investment operations:
Net investment loss (1)	(0.54)	(0.38)	(0.37)		(0.31)		(0.49)
Net realized and unrealized gain (loss) on investments	24.99	0.35	(2.99)		10.71		(15.03)
Total from investment operations	24.45	(0.03)	(3.36)		10.40		(15.52)

Less distributions from:
Net investment income	—	—	—		—		(0.74)
Net realized gains	—	—	—		—		(3.73)
Total distributions	—	—	—		—		(4.47)

Paid-in-capital from redemption fees (1)	—	—	—		—		—

Net asset value, end of year	$58.51	$34.06	$34.09		$37.45		$27.05

Total return (2)	71.76%	(0.09)%	(8.97	)% (5)	38.45	% (5)	(35.85	)% (5)

Net assets, at end of year (000s)	$1,498,652	$951,152	$1,168,805		$1,441,422		$1,024,430

Ratio of net expenses to average net assets (3)	1.29%	1.31%	1.32%		1.30%		1.30%
Ratio of net investment loss to average net assets (3)(4)	(1.14)%	(1.10)%	(1.04)%		(0.94)%		(1.29)%
Portfolio Turnover Rate	87%	41%	71%		79%		59%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended		Year Ended	Year Ended		Year Ended
	June 30, 2026		June 30, 2025	June 30, 2024		June 30, 2023 *
Net asset value, beginning of year	$15.17		$14.01	$11.44		$10.00

Activity from investment operations:
Net investment income (loss) (1)	(0.00	) (6)	0.02	(0.00	) (6)(7)	(0.01)
Net realized and unrealized gain on investments	2.68		1.64	2.57		1.45
Total from investment operations	2.68		1.66	2.57		1.44

Less distributions from:
Net investment income	(0.03)		(0.02)	—		—
Net realized gains	(0.06)		(0.48)	—		—
Return of capital	—		—	—		(0.00	) (6)
Total distributions	(0.09)		(0.50)	—		(0.00	) (6)

Net asset value, end of year	$17.76		$15.17	$14.01		$11.44

Total return (2)	17.74%		12.09%	22.47%		14.43%

Net assets, at end of year (000s)	$9,562		$9,268	$13,097		$330

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.32%		1.33%	1.38%		2.84	% (8)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.14%		1.14%	1.14%		1.15	% (8)
Ratio of net investment loss to average net assets (4)(5)	(0.01)%		0.14%	(0.02)%		(0.15)%
Portfolio Turnover Rate	30%		50%	101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the fiscal year, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(8)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended		Year Ended	Year Ended		Year Ended
	June 30, 2026		June 30, 2025	June 30, 2024		June 30, 2023 *
Net asset value, beginning of year	$15.13		$13.99	$11.42		$10.00

Activity from investment operations:
Net investment income (loss) (1)	(0.00	) (6)	0.01	(0.00	) (6)(7)	(0.00	) (6)
Net realized and unrealized gain on investments	2.67		1.63	2.57		1.43
Total from investment operations	2.67		1.64	2.57		1.43

Less distributions from:
Net investment income	(0.03)		(0.02)	—		0.00
Net realized gains	(0.06)		(0.48)	—		—
Return of capital	—		—	—		(0.01)
Total distributions	(0.09)		(0.50)	—		(0.01)

Net asset value, end of year	$17.71		$15.13	$13.99		$11.42

Total return (2)	17.71%		11.94%	22.50	% (8)	14.26%

Net assets, at end of year (000s)	$12,540		$4,428	$1,836		$190

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.37%		1.38%	1.43%		2.89	% (9)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.19%		1.19%	1.19%		1.20	% (9)
Ratio of net investment loss to average net assets (4)(5)	(0.06)%		0.09%	(0.03)%		(0.25)%
Portfolio Turnover Rate	30%		50%	101%		48%

*	Eventide Large Cap Focus Fund Class A commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the fiscal year, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2026	June 30, 2025		June 30, 2024		June 30, 2023 *
Net asset value, beginning of year	$14.83	$13.79		$11.36		$10.00

Activity from investment operations:
Net investment loss (1)	(0.14)	(0.09	) (6)	(0.09	) (6)	(0.09)
Net realized and unrealized gain on investments	2.63	1.61		2.52		1.45
Total from investment operations	2.49	1.52		2.43		1.36

Less distributions from:
Net realized gains	(0.06)	(0.48)		—		—
Total distributions	(0.06)	(0.48)		—		—

Net asset value, end of year	$17.26	$14.83		$13.79		$11.36

Total return (2)	16.85%	11.24%		21.39%		13.60%

Net assets, at end of year (000s)	$2,145	$1,019		$292		$27

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	2.12%	2.13%		2.18%		3.64	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.94%	1.94%		1.94%		1.95	% (7)
Ratio of net investment loss to average net assets (4)(5)	(0.81)%	(0.66)%		(0.68)%		(0.93)%
Portfolio Turnover Rate	30%	50%		101%		48%

*	Eventide Large Cap Focus Fund Class C commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the fiscal year, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(7)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023 *
Net asset value, beginning of year	$15.22	$14.04	$11.44	$10.00

Activity from investment operations:
Net investment income (1)	0.03	0.04	0.03	0.01
Net realized and unrealized gain on investments	2.70	1.65	2.57 (4)	1.44
Total from investment operations	2.73	1.69	2.60	1.45

Less distributions from:
Net investment income	(0.04)	(0.03)	—	(0.00	) (6)
Net realized gains	(0.06)	(0.48)	—	—
Return of capital	—	—	—	(0.01)
Total distributions	(0.10)	(0.51)	—	(0.01)

Net asset value, end of year	$17.85	$15.22	$14.04	$11.44

Total return (2)	18.01%	12.32%	22.73%	14.55%

Net assets, at end of year (000s)	$180,493	$148,678	$90,959	$12,808

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.12%	1.13%	1.18%	2.64	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.94%	0.94%	0.94%	0.95	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)	0.19%	0.34%	0.24%	0.08%
Portfolio Turnover Rate	30%	50%	101%	48%

*	Eventide Large Cap Focus Fund Class I commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022
Net asset value, beginning of year	$10.10	$9.89	$9.68	$9.72		$10.49

Activity from investment operations:
Net investment income (1)	0.39	0.35	0.28	0.16		0.04
Net realized and unrealized gain (loss) on investments	(0.05)	0.22	0.22	(0.04)		(0.69)
Total from investment operations	0.34	0.57	0.50	0.12		(0.65)

Less distributions from:
Net investment income	(0.39)	(0.36)	(0.29)	(0.16)		(0.07)
Net realized gains	—	—	—	—		—
Return of capital	—	—	—	(0.00	) (6)	(0.05)
Total distributions	(0.39)	(0.36)	(0.29)	(0.16)		(0.12)

Net asset value, end of year	$10.05	$10.10	$9.89	$9.68		$9.72

Total return (2)	3.37%	5.80%	5.18%	1.29%		(6.26)%

Net assets, at end of year (000s)	$20,673	$17,359	$17,949	$17,698		$5,622

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.79%	0.80%	0.89%	0.91%		0.84%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.67%	0.75%	0.75%	0.75%		0.75%
Ratio of net investment income to average net assets (4)(5)	3.76%	3.50%	2.87%	1.66%		0.42%
Portfolio Turnover Rate	11%	7%	33%	34%		48%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022
Net asset value, beginning of year	$10.13	$9.91	$9.70	$9.75		$10.51

Activity from investment operations:
Net investment income (1)	0.38	0.35	0.27	0.14		0.04
Net realized and unrealized gain (loss) on investments	(0.06)	0.22	0.22	(0.03)		(0.69)
Total from investment operations	0.32	0.57	0.49	0.11		(0.65)

Less distributions from:
Net investment income	(0.38)	(0.35)	(0.28)	(0.16)		(0.06)
Net realized gains	—	—	—	—		—
Return of capital	—	—	—	(0.00	) (6)	(0.05)
Total distributions	(0.38)	(0.35)	(0.28)	(0.16)		(0.11)

Net asset value, end of year	$10.07	$10.13	$9.91	$9.70		$9.75

Total return (2)	3.21%	5.84%	5.09%	1.14%		(6.20)%

Net assets, at end of year (000s)	$5,408	$4,378	$4,612	$19,390		$22,210

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.84%	0.85%	0.94%	0.96%		0.89%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.72%	0.80%	0.80%	0.80%		0.80%
Ratio of net investment income to average net assets (4)(5)	3.71%	3.45%	2.70%	1.47%		0.37%
Portfolio Turnover Rate	11%	7%	33%	34%		48%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022
Net asset value, beginning of year	$10.06	$9.84	$9.64	$9.68		$10.44

Activity from investment operations:
Net investment income (loss) (1)	0.30	0.27	0.20	0.07		(0.04)
Net realized and unrealized gain (loss) on investments	(0.05)	0.22	0.21	(0.02)		(0.68)
Total from investment operations	0.25	0.49	0.41	0.05		(0.72)

Less distributions from:
Net investment income	(0.31)	(0.27)	(0.21)	(0.09)		(0.02)
Net realized gains	—	—	—	—		—
Return of capital	—	—	—	(0.00	) (6)	(0.02)
Total distributions	(0.31)	(0.27)	(0.21)	(0.09)		(0.04)

Net asset value, end of year	$10.00	$10.06	$9.84	$9.64		$9.68

Total return (2)	2.47%	5.10%	4.26%	0.49%		(6.94)%

Net assets, at end of year (000s)	$1,674	$1,603	$1,564	$1,618		$1,678

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.59%	1.60%	1.69%	1.71%		1.64%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.47%	1.55%	1.55%	1.55%		1.55%
Ratio of net investment income (loss) to average net assets (4)(5)	2.96%	2.70%	2.05%	0.74%		(0.37)%
Portfolio Turnover Rate	11%	7%	33%	34%		48%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022
Net asset value, beginning of year	$10.38	$10.15	$9.93	$9.97		$10.75

Activity from investment operations:
Net investment income (1)	0.41	0.38	0.31	0.16		0.07
Net realized and unrealized gain (loss) on investments	(0.05)	0.23	0.22	(0.02)		(0.71)
Total from investment operations	0.36	0.61	0.53	0.14		(0.64)

Less distributions from:
Net investment income	(0.40)	(0.38)	(0.31)	(0.18)		(0.08)
Net realized gains	—	—	—	—		—
Return of capital	—	—	—	(0.00	) (6)	(0.06)
Total distributions	(0.40)	(0.38)	(0.31)	(0.18)		(0.14)

Net asset value, end of year	$10.34	$10.38	$10.15	$9.93		$9.97

Total return (2)	3.57%	6.06%	5.35%	1.46%		(6.02)%

Net assets, at end of year (000s)	$190,432	$145,867	$121,701	$88,666		$152,546

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.59%	0.60%	0.69%	0.71%		0.64%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.47%	0.55%	0.55%	0.55%		0.55%
Ratio of net investment income to average net assets (4)(5)	3.96%	3.71%	3.10%	1.68%		0.64%
Portfolio Turnover Rate	11%	7%	33%	34%		48%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the adviser not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) .. The Trust currently consists of thirty-five series. These financial statements include the following series: Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Growth Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund (each a “Fund” or collectively the “Funds”). Each Fund except Eventide Exponential Technologies Fund is a diversified series of the Trust. Eventide Exponential Technologies Fund is a non-diversified series of the Trust. The Funds’ investment adviser is Eventide Asset Management, LLC (the “Adviser”).

Eventide Balanced Fund commenced operations on July 15, 2015. The Fund’s investment objective is current income while maintaining the potential for capital appreciation.

Eventide Core Bond Fund commenced operations on July 31, 2020. The Fund’s investment objective is total return consistent with income generation.

Eventide Dividend Growth Fund commenced operations on September 29, 2017. The Fund’s investment objectives are dividend growth and long term capital appreciation. The Fund’s secondary objective is dividend income.

Eventide Exponential Technologies Fund commenced operations on June 30, 2020. The Fund’s investment objective is long-term capital appreciation.

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is long-term capital appreciation.

Eventide Large Cap Focus Fund commenced operations on June 30, 2022. The Fund’s investment objective is long-term capital appreciation.

Eventide Limited-Term Bond Fund (formerly Epiphany FFV Strategic Income Fund) Class A and Class I shares commenced operations on July 28, 2010. On March 29, 2017, the Board of Trustees of Epiphany Funds voted to reclassify all outstanding Class C Shares of the Epiphany FFV Strategic Income Fund to Class I shares to be effective on May 30, 2017 (the “Conversion Date”). On the Conversion Date, each Class C share was reclassified as Class I shares equal in value to the Class C shares owned by that shareholder. The Fund’s investment objective is income.

Each Fund offers four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

Operating Segments- The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio manager(s) of the Fund and the Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including ASU 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

established by the boards of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any -closed-end investment company purchased by the Funds will not-change. The independent pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities were valued using the “fair value” procedures (the “Procedures”) pursuant to Rule 2a-5 approved by the Board. The Board has designated the Adviser as its valuation designee (the “Valuation Designee”) to execute these Procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist the Valuation Designee in determining a security -specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of June 30, 2026, for the Funds’ assets measured at fair value:

Eventide Balanced Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$216,540,050	$—	$—	$216,540,050
Asset Backed Securities (a)	—	4,181,988	—	4,181,988
Collateralized Mortgage Obligations (a)	—	1,903,224	—	1,903,224
Corporate Bonds (a)	—	82,400,434	—	82,400,434
Municipal Bonds (a)	—	16,524,880	—	16,524,880
U.S. Government & Agencies (a)	—	71,248,482	—	71,248,482
Short-Term Investments	121,107	—	—	121,107
Total	$216,661,157	$176,259,008	$—	$392,920,165

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Eventide Core Bond Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities (a)	$—	$3,835,419	$—	$3,835,419
Corporate Bonds (a)	—	105,292,951	—	105,292,951
Municipal Bonds (a)	—	13,561,191	—	13,561,191
U.S. Government & Agencies (a)	—	87,881,853	—	87,881,853
Total	$—	$210,571,414	$—	$210,571,414

Eventide Dividend Growth Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$1,401,644,012	$—	$—	$1,401,644,012
Short-Term Investments	121,499	—	—	121,499
Total	$1,401,765,511	$—	$—	$1,401,765,511

Eventide Exponential Technologies Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$95,435,543	$—	$—	$95,435,543
Corporate Bonds (a)	—	743,080	—	743,080
Short-Term Investments	3,293,301	—	—	3,293,301
Total	$98,728,844	$743,080	$—	$99,471,924

Eventide Gilead Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$3,221,501,474	$—	$—	$3,221,501,474
Contingent Value Rights (a)	—	—	4,536,170	4,536,170
Corporate Bonds (a)	—	35,640,578	—	35,640,578
Short-Term Investments	6,967,129	—	—	6,967,129
Total	$3,228,468,603	$35,640,578	$4,536,170	$3,268,645,351

Eventide Healthcare & Life Sciences Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$1,676,463,365	$—	$5,096,130	$1,681,559,495
Contingent Value Rights (a)	—	—	6,065,833	6,065,833
Private Investments (a)	—	—	23,330,030	23,330,030
Convertible Bonds (a)	—	—	83,206	83,206
Warrant (a)	—	—	3,535,125	3,535,125
Short-Term Investments	19,139,371	—	—	19,139,371
Total	$1,695,602,736	$—	$38,110,324	$1,733,713,060

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Eventide Large Cap Focus Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$198,736,152	$—	$—	$198,736,152
Total	$198,736,152	$—	$—	$198,736,152

Eventide Limited-Term Bond Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities (a)	$—	$4,227,022	$—	$4,227,022
Corporate Bonds (a)	—	138,451,563	—	138,451,563
Municipal Bonds (a)	—	8,673,861	—	8,673,861
U.S. Government & Agencies (a)	—	61,132,814	—	61,132,814
Total	$—	$212,485,260	$—	$212,485,260

(a)	For a detailed break-out of investments by security classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund

	Contingent
	Value Rights	Corporate Bonds	Total
Beginning balance 6/30/2025	$4,493,951	$5,000,000	$9,493,951
Total realized gain (loss)	1,507,955	—	1,507,955
Change in unrealized appreciation (depreciation)	42,219	—	42,219
Cost of purchases	—	—	—
Proceeds from sales	(1,507,955)	—	(1,507,955)
Corporate action	—	—	—
Dividend reinvest	—	—	—
Net transfers in/out of level 3	—	(5,000,000)	(5,000,000)
Ending balance 6/30/2026	$4,536,170	$—	$4,536,170

Transfers out of Level 3 during the period represent investments that are valued at transaction cost (level 3) and then moved to level 2 subsequently.

Eventide Healthcare & Life Sciences Fund

	Contingent Value		Convertible
	Rights	Private Investments	Bonds	Warrants	Common Stocks	Total
Beginning balance 6/30/2025	$1,725,025	$39,379,883	$242,533	$—	$—	41,347,441
Total realized gain (loss)	578,796	(17,535,082)	—	—		(16,956,286)
Change in unrealized appreciation (depreciation)	4,340,808	15,664,063	(159,327)	3,535,125	1,096,130	24,476,799
Cost of purchases	—	6,239,084	—	—	4,000,000	10,239,084
Proceeds from sales	(578,796)	(2,184,737)	—	—		(2,763,533)
Corporate action	—	—	—	—		—
Dividend reinvest	—	—	—	—		—
Net transfers in/out of level 3	—	(18,233,181)	—	—		(18,233,181)
Ending Balance 6/30/2026	$6,065,833	$23,330,030	$83,206	$3,535,125	$5,096,130	38,110,324

Transfers out of Level 3 during the period represent investments subject to an Initial Public Offering during the period.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investments were as follows:

Fund	Description	Valuation Technique(s)	Unobservable Input	Input	Impact to Valuation from an increase in InputA
Eventide Healthcare & Life Sciences Fund	AdvanCell, Inc. Series D	Market Approach	Recent transaction price	$2.80	Increase
Eventide Healthcare & Life Sciences Fund	BioSplice Therapeutics, Inc. Series, B-1, BioSplice Therapeutics, Inc. Series C PIK, BioSplice Therapeutics, Inc. Series C Warrant	Cash Value	Cash	$2.5M	Increase
Eventide Healthcare & Life Sciences Fund	Casma Therapeutics, Inc. Series B1 Casma Therapeutics, Inc. Series B2 Casma Therapeutics, Inc. Series C1 Casma Therapeutics, Inc. Series C2	Discount	Discount, Recent transaction price	83%, $0.46	Decrease, Increase
Eventide Healthcare & Life Sciences Fund	Evida BioSciences, Inc.	Discount	Discount, Recent transaction price	38%, $57.8M	Decrease, Increase
Eventide Healthcare & Life Sciences Fund	Flare Therapeutics, Inc. Series A Flare Therapeutics, Inc. Series A2 Flare Therapeutics, Inc. Series B Flare Therapeutics, Inc. Series C	Market Approach	Recent transaction price	$0.37	Increase

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Fund	Description	Valuation Technique(s)	Unobservable Input	Input	Impact to Valuation from an increase in InputA
Eventide Healthcare & Life Sciences Fund	Freenome Holdings, Inc. Series D Freenome Holdings, Inc. Series F	Market Approach	Recent transaction price	$725M	Increase
Eventide Healthcare & Life Sciences Fund	Goldfinch Biopharma, Inc. Series A Goldfinch Biopharma, Inc. Series B Goldfinch Biopharma, Inc. Series B2 Goldfinch Bio Inc Series B Warrant	Present Value	Discount, Probability of success, Milestone	15%, 5%, $20M	Decrease, Increase, Increase
Eventide Healthcare & Life Sciences Fund	Kardium, Inc. Series D-8	Probability Weighted Expected Return	Revenue, Revenue multiple, Recovery multiple, Strategic sale, IPO, Downside, Dissolution	$375M, 2.5-3.5x, 50%, 30%, 35%, 30%, 5%	Increase, Increase, Increase, Increase, Increase, Decrease, Decrease
Eventide Healthcare & Life Sciences Fund	InMed Pharmaceuticals Inc.	Market Approach	Private transaction price, Private transaction price weight, Public price, Public price discount, Public price weight	$0.94 25% $1.55, 17.61% 75%	Increase, Decrease, Increase, Decrease, Increase
Eventide Healthcare & Life Sciences Fund	Metsera, Inc. - CVR	Present Value	Discount, Probability of success, Milestone	12%, 65%-80%, $20.65 per share	Decrease, Increase, Increase
Eventide Healthcare & Life Sciences Fund	Ovid Therapeutics, Inc Series B Warrant	Option Pricing Model	Underlying price, Exercise price, Expiration, Volatility	$2.69, $1.40, 8/20/27, 101.95%	Increase, Decrease, Increase, Increase
Eventide Gilead Fund Eventide Healthcare & Life Sciences Fund	Peloton Therapeutics, Inc. - CVR	Present Value	Discount, Probability of success, Milestone	10%, 0%-100%, $0-$1B	Decrease, Increase, Increase

A	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The total change in unrealized appreciation or depreciation included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2026, was $42,219 and $9,430,658 for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

b) Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Adviser may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the portfolio manager believes adverse market, political or other conditions are likely. The Adviser may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of exchange traded funds (“ETFs”)) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

c) Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

d) Federal Income Tax – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

e) Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Each Fund typically distributes substantially all its net investment income in the form of dividends, interest and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist of both capital gains, interest and dividend income. Each Fund may make distributions (after any reductions for capital loss carry forwards) annually except for the Eventide Balanced Fund and Eventide Limited-Term Bond Fund, which are monthly, and the Eventide Dividend Growth Fund and Eventide Core Bond Fund, which are quarterly.

f) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

g) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the specific identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

h) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i) Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds applies only to purchases of $250,000 or more and applies to shares sold within 18 months of purchase. The maximum deferred sales charge of 1.00% on Class C shares applies to shares sold within 12 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended June 30, 2026, there were the following redemption fees paid to the Funds and CDSC fees paid to the distributor:

		CDSC Fees
Fund	Redemption Fees	Class A	Class C
Eventide Balanced Fund	$—	$—	$399
Eventide Core Bond Fund	—	—	18
Eventide Dividend Growth Fund	—	—	816
Eventide Exponential Technologies Fund	—	—	133
Eventide Gilead Fund	—	—	770
Eventide Healthcare & Life Sciences Fund	—	—	488
Eventide Large Cap Focus Fund	—	—	101
Eventide Limited-Term Bond Fund	—	—	20

k) Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

l) Redemptions in Kind – Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in-kind”) if the amount is greater than the lesser of $250,000 or 1% of the Fund’s assets. The securities will be chosen by the Fund and valued under the Fund’s net asset value procedures. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash

(2)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, aggregate purchases and proceeds from sales of investment securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

		Proceeds From Sales
Fund	Purchases of Securities	of Securities
	(Excluding in-kind and short-term investments)
Eventide Balanced Fund (a)	$128,326,155	$134,925,901
Eventide Core Bond Fund	105,836,473	39,007,493
Eventide Dividend Growth Fund	516,484,077	515,249,719
Eventide Exponential Technologies Fund	109,668,977	124,583,161
Eventide Gilead Fund (a)	537,711,682	451,584,152
Eventide Healthcare & Life Sciences Fund	1,326,366,403	1,278,799,944
Eventide Large Cap Focus Fund	60,434,369	52,443,868
Eventide Limited-Term Bond Fund	91,184,946	21,467,450

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

	Purchases of	Proceeds From Sales of
Fund	Securities	Securities (a)
	(In-Kind transactions)
Eventide Balanced Fund	$—	$6,018,773
Eventide Core Bond Fund	—	—
Eventide Dividend Growth Fund	—	31,055,433
Eventide Exponential Technologies Fund	—	17,304,211
Eventide Gilead Fund	—	570,108,947
Eventide Healthcare & Life Sciences Fun	—	234,757,420
Eventide Large Cap Focus Fund	—	1,384,798
Eventide Limited-Term Bond Fund	—	—

(a)	The Funds may participate in a liquidity program operated by ReFlow Fund, LLC (“ReFlow”). The program is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the Fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the Fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the Fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to the Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of the other sources of liquidity, such as the Fund’s short-term lending arrangement or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting shares of the Fund. The Fund will waive any redemption fee with respect to redemptions by ReFlow. When covering net sales for the Fund, ReFlow normally utilizes Redemptions In-Kind. For the year ended June 30, 2026, the Fund utilized ReFlow. ReFlow subscribed 21,131 and 2 shares, respectively, for Eventide Balanced Fund and Eventide Gilead Fund during the year. The resulting fee is recorded in other expenses on the Statement of Operations. Proceeds from sales include $328,634 and $100, respectively, for Eventide Balanced Fund and Eventide Gilead Fund from redemptions in-kind sales.

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Eventide Asset Management, LLC acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the Adviser and the Trust (the “Advisory Agreement”). Boyd Watterson Asset Management, LLC serves as sub-adviser to the Eventide Limited-Term Bond Fund, the Eventide Core Bond Fund, and a portion of the Eventide Balanced Fund’s portfolio. Under the terms of the Advisory Agreement, the Adviser directs the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Adviser provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. The fees paid by the Funds to the Adviser are described in greater detail below. The Adviser pays expenses incurred by it in connection with acting as investment adviser to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement).

The Adviser pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the year ended June 30, 2026 advisory fees before the waivers and reimbursements described below.

Fund	Advisory Fees
Eventide Balanced Fund	$2,327,672
Eventide Core Bond Fund	574,487
Eventide Dividend Growth Fund	9,014,924
Eventide Exponential Technologies Fund	889,025
Eventide Gilead Fund	28,902,794
Eventide Healthcare & Life Sciences Fund	16,626,771
Eventide Large Cap Focus Fund	1,298,986
Eventide Limited-Term Bond Fund	601,186

Each Fund is authorized to pay the Adviser an annual fee based on its average daily net assets. The advisory fee is paid monthly. The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain each Fund’s total annual operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at a certain level through October 31, 2026. This agreement may be terminated by the Board only on 60 days’ written notice to the Adviser and upon the termination of the Advisory Agreement between the Trust and the Adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Funds in future years on a rolling three-year basis (within the three years after the fees

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture. Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three years following the year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

The following table lists the contractual advisory fee and the expense limitation for each Fund.

Fund	Contractual Advisory Fee	Expense Limitation
Eventide Balanced Fund	0.60%	Class N:	1.02%
		Class A:	1.07%
		Class C:	1.82%
		Class I:	0.82%

Eventide Core Bond Fund	0.34%	Class N:	0.68%	^
		Class A:	0.73%	^
		Class C:	1.48%	^
		Class I:	0.48%	^

Eventide Dividend Growth Fund	0.73%	Class N:	1.15%
		Class A:	1.20%
		Class C:	1.95%
		Class I:	0.95%

Eventide Exponential Technologies Fund	0.95% *	Class N:	1.55%	^
		Class A:	1.60%	^
		Class C:	2.35%	^
		Class I:	1.35%	^

Eventide Gilead Fund	1.00% of the first $2 billion;	Class N:	1.62%
	0.95% on the next $1 billion;	Class A:	1.67%
	0.90% on the next $1 billion;	Class C:	2.42%
	and 0.85% thereafter	Class I:	1.42%

Eventide Healthcare & Life Sciences Fund	1.10%	Class N:	1.63%
		Class A:	1.68%
		Class C:	2.43%
		Class I:	1.43%

Eventide Large Cap Focus Fund	0.73%	Class N:	1.14%
		Class A:	1.19%
		Class C:	1.94%
		Class I:	0.94%

Eventide Limited-Term Bond Fund	0.31%	Class N:	0.65%	^
		Class A:	0.70%	^
		Class C:	1.45%	^
		Class I:	0.45%	^

*	Effective September 1, 2025, the contractual advisory fee of the Exponential Technologies Fund changed from 1.10% to 0.95%.

^	Effective September 1, 2025, the Adviser reduced the expense limitations of Core Bond Fund, Exponential Technologies Fund and Limited-Term Bond Fund by 0.10%, 0.08% and 0.10%, respectively.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

For the year ended June 30, 2026, the Adviser waived the following amounts.

Fund	Waived Amount
Eventide Balanced Fund	$6,574
Eventide Core Bond Fund	250,074
Eventide Dividend Growth Fund	—
Eventide Exponential Technologies Fund	41,200
Eventide Gilead Fund	—
Eventide Healthcare & Life Sciences Fund	—
Eventide Large Cap Focus Fund	324,285
Eventide Limited-Term Bond Fund	235,212

As of June 30, 2026, the Adviser has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2027	2028	2029
Eventide Balanced Fund	$236,729	$—	$6,574
Eventide Core Bond Fund	131,361	143,748	250,074
Eventide Dividend Growth Fund	97,498	—	—
Eventide Exponential Technologies Fund	68,862	112,235	41,200
Eventide Large Cap Focus Fund	101,331	280,014	324,285
Eventide Limited-Term Bond Fund	202,441	76,975	235,212

The Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund do not have any expenses previously waived by the Adviser that are subject to recapture and did not waive any further expenses during the year ended June 30, 2026. Eventide Dividend Growth Fund recaptured $104,555 expense during the year ended June 30, 2026.

Pursuant to the management services agreement between the Trust and MFund Services, LLC (“MFund”), MFund provides the Funds with management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Adviser): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration fees/management service fees.”

Pursuant to the compliance services agreement between the Trust and MFund (the “Compliance Services Agreement”), MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

Amounts due to MFund for chief compliance officer services as of June 30, 2026 are shown in the Statement of Assets and Liabilities under “Compliance officer fees payable,” and the amounts accrued for the period are shown in the Statements of Operations under “Compliance officer fees.”

A trustee of the Trust is also the controlling member of MFund and the investment advisers to other series of the Trust and is not paid any fees directly by the Trust for serving in such capacities. Trustees who are not “interested persons” as that term is defined in the 1940 Act are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, the Chairman of the Trust’s Audit Committee and the Chairman of the Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust’s officers are not paid any fees directly by the Trust for serving in such capacity except for the chief compliance officer.

The Trust has adopted a Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act for each class of shares except Class I, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

The 12b-1 fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and the Adviser for distribution related expenses.

For the year ended June 30, 2026, the Distributor received the following in underwriter commissions from the sale of Class A and Class C shares.

Underwriter
Fund	Commissions
Eventide Balanced Fund	$29,105
Eventide Core Bond Fund	5,700
Eventide Dividend Growth Fund	52,348
Eventide Exponential Technologies Fund	4,603
Eventide Gilead Fund	80,427
Eventide Healthcare & Life Sciences Fund	26,298
Eventide Large Cap Focus Fund	16,091
Eventide Limited-Term Bond Fund	2,797

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The following table represents aggregate cost for federal tax purposes, including options written, for the Funds as of June 30, 2026 and differs from market value by net unrealized appreciation/depreciation which consisted of:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	purposes	Appreciation	Depreciation	App/Dep
Eventide Balanced Fund	$317,358,520	$84,975,415	$(9,413,770)	$75,561,645
Eventide Core Bond Fund	213,364,355	944,501	(3,737,442)	(2,792,941)
Eventide Dividend Growth Fund	978,086,122	459,674,716	(35,995,327)	423,679,389
Eventide Exponential Technologies Fund	67,001,633	34,000,124	(1,529,833)	32,470,291
Eventide Gilead Fund	1,469,826,690	1,841,639,882	(42,821,221)	1,798,818,661
Eventide Healthcare & Life Sciences Fund	1,133,930,723	674,027,880	(74,245,543)	599,782,337
Eventide Large Cap Focus Fund	142,718,323	65,252,001	(9,234,172)	56,017,829
Eventide Limited-Term Bond Fund	212,837,017	965,723	(1,317,480)	(351,757)

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The tax character of fund distributions for the years ended June 30, 2026, and June 30, 2025, was as follows:

For the year ended June 30, 2026:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Balanced Fund	$7,971,772	$15,330,286	$—	$23,302,058
Eventide Core Bond Fund	7,058,623	—	—	7,058,623
Eventide Dividend Growth Fund	5,901,844	33,686,204	—	39,588,048
Eventide Gilead Fund	—	327,947,185	—	327,947,185
Eventide Large Cap Focus Fund	394,224	698,182	—	1,092,406
Eventide Limited-Term Bond Fund	7,590,930	—	—	7,590,930

For the year ended June 30, 2025:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Balanced Fund	$7,525,036	$—	$—	$7,525,036
Eventide Core Bond Fund	6,153,710	—	—	6,153,710
Eventide Dividend Growth Fund	6,543,574	510,057	—	7,053,631
Eventide Gilead Fund	—	37,480,805	—	37,480,805
Eventide Large Cap Focus Fund	2,551,278	2,898,158	—	5,449,436
Eventide Limited-Term Bond Fund	5,639,759	—	—	5,639,759

As of June 30, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Eventide Balanced Fund	$5,156,111	$—	$—	$—	$—	$75,561,645	$80,717,756
Eventide Core Bond Fund	260,957	—	(82,543)	(14,851,320)	—	(2,792,941)	(17,465,847)
Eventide Dividend Growth Fund	12,890,274	1,857,399	—	—	—	423,679,389	438,427,062
Eventide Exponential Technologies Fund	—	—	(444,117)	(29,344,702)	(359,115)	32,470,291	2,322,357
Eventide Gilead Fund	—	—	(42,842,835)	—	—	1,798,818,661	1,755,975,826
Eventide Healthcare & Life Sciences Fund	—	72,780,256	(10,992,474)	—	—	599,782,337	661,570,119
Eventide Large Cap Focus Fund	2,920,125	—	(7,219,731)	(419,700)	—	56,017,829	51,298,523
Eventide Limited-Term Bond Fund	118,465	—	—	(8,853,993)	—	(351,757)	(9,087,285)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, adjustments for C-Corporation return of capital and perpetual bonds. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Eventide Exponential Technologies Fund	$444,117
Eventide Gilead Fund	10,731,459
Eventide Healthcare & Life Sciences Fund	10,992,474

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Eventide Core Bond Fund	$82,543
Eventide Gilead Fund	32,111,376
Eventide Large Cap Focus Fund	7,219,731

At June 30, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized prior year capital loss carry forwards, as follows:

	Non-Expiring
				CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Eventide Core Bond Fund	$4,180,494	$10,670,826	$14,851,320	$333,702
Eventide Exponential Technologies Fund	29,344,702	—	29,344,702	17,475,665
Eventide Healthcare & Life Sciences Fund	—	—	—	7,762,214
Eventide Large Cap Focus Fund	396,783	22,917	419,700	—
Eventide Limited-Term Bond Fund	2,113,730	6,740,263	8,853,993	136,670

During the fiscal year ended June 30, 2026, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, tax adjustments for realized gain (loss) on in-kind redemptions and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2026, as follows:

		Accumulated
Fund	Paid In Capital	Earnings (Losses)
Eventide Balanced Fund	$3,099,040	$(3,099,040)
Eventide Core Bond Fund	—	—
Eventide Dividend Growth Fund	15,963,412	(15,963,412)
Eventide Exponential Technologies Fund	9,415,427	(9,415,427)
Eventide Gilead Fund	370,261,497	(370,261,497)
Eventide Healthcare & Life Sciences Fund	133,357,030	(133,357,030)
Eventide Large Cap Focus Fund	235,790	(235,790)
Eventide Limited-Term Bond Fund	—	—

(5)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at June 30, 2026 are noted in the Funds’ Schedule of Investments. Transactions during the period with companies which are affiliates are as follows:

Eventide Gilead Fund

							Net Increase/
		Share Balance				Dividends	Decrease in
	Market Value at	at June 30,				Credited to	Appreciation	Realized Gains	Market Value at	Share Balance
Description	June 30, 2025	2025	Purchases	Sales Proceeds	Corporate Actions	Income	(Depreciation)	(Losses)	June 30, 2026	at June 30, 2026
Beta Bionics, Inc.	$2,620,800	180,000	$16,089,489	$—	$46,787,158	$—	$(3,069,468)	$—	$62,427,979	3,983,917
Total	$2,620,800	180,000	$16,089,489	$—	$46,787,158	$—	$(3,069,468)	$—	$62,427,979	3,983,917

Investments no longer affiliated as of June 30, 2026

							Net Increase/
		Share Balance				Dividends	Decrease in
	Market Value at	at June 30,				Credited to	Appreciation	Realized Gains	Market Value at	Share Balance
Description	June 30, 2025	2025	Purchases	Sales Proceeds	Corporate Actions	Income	(Depreciation)	(Losses)	June 30, 2026	at June 30, 2026
Beta Bionics, Inc.	$40,275,202	2,766,154	$—	$—	$(46,787,158)	$—	$6,511,956	$—	$—	—
Total	$40,275,202	2,766,154	$—	$—	$(46,787,158)	$—	$6,511,956	$—	$—	—

	$42,896,002	2,946,154	$16,089,489	$—	$—	$—	$3,442,488	$—	$62,427,979	3,983,917

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Eventide Healthcare & Life Sciences Fund

							Net Increase/
						Dividends	Decrease in
	Market Value at	Share Balance at			Corporate	Credited to	Appreciation	Realized Gains	Market Value at	Share Balance
Description	June 30, 2025	June 30, 2025	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	June 30, 2026	at June 30, 2026
Casma Therapeutics, Inc. Series B1	$349,500	5,000,000	$—	$—	$—	$—	$52,425	$—	$401,925	5,000,000
Casma Therapeutics, Inc. Series B2	349,500	5,000,000	—	—	—	—	52,425	—	401,925	5,000,000
Casma Therapeutics, Inc. Series C1	127,247	1,820,413	—	—	—	—	19,087	—	146,334	1,820,413
Casma Therapeutics, Inc. Series C2	173,344	2,479,882	—	—	—	—	26,001	—	199,345	2,479,882
Evida BioSciences, Inc.	702,261	1,017,770	—	—	—	—	278,564	—	980,825	1,017,770
Goldfinch Biopharma, Inc. Series A	—	5,000,000	—	—	—	—	—	—	—	5,000,000
Goldfinch Biopharma, Inc. Series B	—	8,474,576	—	(1,719,819)	—	—	1,763,839	2	44,022	7,017,103
Goldfinch Biopharma, Inc. Series B2	—	4,237,288	—	—	—	—	26,583	—	26,583	4,237,288
Goldfinch Biopharma, Inc.Series B Warrants	—	—	—	—	—	—	—	—	—	1,457,473
Immix Biopharma, Inc	—	—	24,997,477	—	—	—	15,118,929	—	40,116,406	3,891,019
Ovid therapeutics, Inc.	—	—	—	—	15,498,332	—	11,073,445	—	26,571,777	9,877,984
TOTAL	$1,701,852	33,029,929	$24,997,477	$(1,719,819)	$15,498,332	$—	$28,411,298	$2	$68,889,142	46,798,932

Investments no longer affiliated as of June 30, 2026

							Net Increase/
						Dividends	Decrease in
	Market Value at	Share Balance at			Corporate	Credited to	Appreciation	Realized Gains	Market Value at	Share Balance
Description	June 30, 2025	June 30, 2025	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	June 30, 2026	at June 30, 2026
Beta Bionics, Inc.	$25,751,457	1,768,644	$—	$—	$(30,258,115)	$—	$4,506,658	$—	$—	—
Total	$25,751,457	1,768,644	$—	$—	$(30,258,115)	$—	$4,506,658	$—	$—	—

Total	$27,453,309	34,798,573	$24,997,477	$(1,719,819)	$(14,759,783)	$—	$32,917,956	$2	$68,889,142	46,798,932

(6)	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2026, the Eventide Core Bond Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and Eventide Limited-Term Bond Fund were invested in the following restricted securities:

Eventide Core Bond Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
CI Credit GP, LLC, 5.5000%, 12/15/30	12/15/2025	1,000,000	$1,000,000	$987,888	0.5%
Hope Global Investments, 4.6000%, 10/10/28	11/15/2024	750,000	750,000	737,010	0.3%
Hope Global Investments, 5.0000%, 9/11/29	9/2/2025	500,000	500,000	492,624	0.2%

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Eventide Exponential Technologies Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 5.0000%, 12/01/28	12/1/2025	750,000	$750,000	$743,080	0.7%

Eventide Gilead Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
CI Credit GP, LLC, 5.5000%, 12/15/30	12/15/2025	3,000,000	$3,000,000	$2,963,664	0.1%
CI Credit GP, LLC 5.75% Note 04/15/31	4/15/2026	2,000,000	2,000,000	1,987,968	0.1%
Hope Global Investments, 4.0000%, 01/07/28	12/28/2023	2,000,000	2,000,000	1,963,542	0.1%
Peloton Therapeutics, Inc. - CVR	2/14/2019	3,982,940	—	4,536,170	0.1%
Vision Fund International, 3.223% 12/15/2026	12/16/2021	5,000,000	5,000,000	4,953,445	0.1%
Vision Fund International, 4.7500% 03/31/2028	9/30/2025	5,000,000	5,000,000	4,953,045	0.1%
Vision Fund International, 5.0000% 12/01/2028	12/1/2025	5,000,000	5,000,000	4,953,865	0.1%
Vision Fund International, 5.0000% 06/01/2029	12/1/2025	4,000,000	4,000,000	3,945,684	0.1%
Vision Fund International, 5.1000% 12/15/2029	12/15/2025	5,000,000	5,000,000	4,919,365	0.1%
Vision Fund International, 5.5000% 06/30/2028	6/30/2025	5,000,000	5,000,000	5,000,000	0.1%

Eventide Healthcare & Life Sciences Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Adlai Nortye Ltd. - ADR	4/16/2026	566,037	$7,499,990	$6,509,426	0.4%
AdvanCell, Inc. Series D	6/30/2026	2,139,952	5,999,997	5,999,997	0.3%
Avalyn Pharma, Inc.	9/22/2023	1,275,486	18,233,184	41,988,999	2.3%
BioSplice Therapeutics, Inc. Series B-1	3/5/2021	295,276	15,000,021	—	0.0%
BioSplice Therapeutics, Inc. Series C PIK, 9.5000%, 03/12/27	5/2/2023	3,500,000	3,500,000	83,206	0.0%
Biosplice Therapeutics, Inc. Series C Warrant	5/2/2023	114,809	—	—	0.0%
Casma Therapeutics, Inc. Series B1	8/26/2020	5,000,000	3,750,000	401,925	0.0%
Casma Therapeutics, Inc. Series B2	6/7/2021	5,000,000	3,750,000	401,925	0.0%
Casma Therapeutics, Inc. Series C1	7/6/2022	1,820,413	837,390	146,334	0.0%
Casma Therapeutics, Inc. Series C2	1/31/2023	2,479,882	1,140,746	199,345	0.0%
Evida BioSciences, Inc.	12/31/2020	1,017,770	702,262	980,825	0.1%
Evommune, Inc.	2/17/2026	269,010	7,499,999	3,575,143	0.2%
Flare Therapeutics, Inc. Series A	4/22/2021	1,097,561	1,097,561	408,183	0.0%
Flare Therapeutics, Inc. Series A2	5/31/2022	902,439	902,439	335,617	0.0%
Flare Therapeutics, Inc. Series B	2/1/2023	1,952,962	2,349,999	726,307	0.0%
Flare Therapeutics, Inc. Series C	6/26/2026	642,881	239,087	239,087	0.0%

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Freenome Holdings, Inc. Series D	11/22/2021	930,436	6,999,994	2,276,949	0.1%
Freenome Holdings, Inc. Series F	1/26/2024	133,941	990,984	327,778	0.0%
Goldfinch Biopharma, Inc. Series A	3/15/2019	5,000,000	5,000,000	—	0.0%
Goldfinch Biopharma, Inc. Series B	6/29/2020	7,017,103	10,000,000	44,022	0.0%
Goldfinch Biopharma, Inc. Series B2	3/21/2022	4,237,288	5,000,000	26,583	0.0%
Goldfinch Biopharma, Inc. Series B Warrant	3/24/2026	1,457,473	—	—	0.0%
InMed Pharmaceuticals Inc.	5/19/2026	4,277,071	4,000,000	5,096,130	0.3%
Kardigan, Inc. Series B	10/9/2025	596,411	7,999,983	14,224,402	0.8%
Kardium Inc. Series D-8	6/6/2025	15,450,219	10,000,000	10,815,153	0.6%
Metsera, Inc. - CVR	11/14/2025	396,160	8,620,487	4,324,602	0.2%
OVID Therapeutics, Inc. Series B Warrants	10/3/2025	2,142,500	—	3,535,125	0.2%
Peloton Therapeutics, Inc. - CVR	2/14/2019	1,528,871	—	1,741,231	0.1%
Relmada Therapeutics, Inc.	3/9/2026	842,106	4,000,004	5,827,374

Eventide Limited-Term Bond Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
CI Credit GP, LLC, 5.5000%, 12/15/30	12/15/2025	1,000,000	$1,000,000	$987,888	0.5%
Hope Global Investments, 4.6000%, 10/10/28	11/15/2024	750,000	750,000	737,010	0.3%
Hope Global Investments, 5.0000%, 09/11/29	9/2/2025	500,000	500,000	492,624	0.2%

(7)	SECTOR EXPOSURE RISK

The Eventide Exponential Technologies Fund invests primarily in equity and equity -related securities of companies that the Adviser believes are participating in and benefitting from technologies, innovations, technology themes, or technology trends. The types of companies represented in the Fund’s portfolio include, but are not limited to, companies falling within the information technology, internet media and services, healthcare technology, healthcare devices, or financial technology (i.e., Fintech) industries. Because of its focus on technology companies, the Eventide Exponential Technologies Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Exponential Technologies Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

(8)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

(9)	MARKET RISK

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; tariffs and trade wars; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

(10)	LINE OF CREDIT

The Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”), that is set to expire on January 21, 2027. Borrowings under the Uncommitted Line bear an interest at Prime Rate minus 0% per month. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year ended June 30, 2026, none of the Funds accessed the line of credit.

(11)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Charles Schwab & Co, Inc. for the Exclusive Benefit of Customers held 29.92%, 35.49%, and 25.84% of the Eventide Core Bond Fund, Eventide Exponential Technologies Fund, and Eventide Limited-Term Bond Fund, respectively. As of June 30, 2026, National Financial Services LLC held 36.27% of the Eventide Core Bond Fund. As of June 30, 2026, American Enterprise Investment Services held 29.73% of the Eventide Limited-Term Bond Fund.

(12)	ACCOUNTING PRONOUNCEMENT

The Funds adopted FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

(13)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Growth Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund, and Eventide Limited-Term Bond Fund and
Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Growth Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund, and Eventide Limited-Term Bond Fund (the “Funds”), each a series of Mutual Fund Series Trust, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended June 30, 2022 were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, issuers and brokers; when replies were not received from issuers and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
August 28, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Eventide Funds
Additional Information (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Consideration and Renewal of Management Agreement between Mutual Fund Series Trust and Eventide Asset Management, LLC with respect to Eventide Gilead Fund, Eventide Healthcare and Life Sciences Fund, Eventide Balanced, Eventide Dividend Growth Fund, Eventide Limited-Term Bond Fund, Eventide Exponential Technologies Fund, Eventide Core Bond Fund and Eventide Large Cap Focus Fund.

In connection with a meeting held on May 13, 14 and 27, 2026 the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the advisory agreement (the “Advisory Agreement”) between the Trust and Eventide Asset Management, LLC (“Eventide”) with respect to Eventide Gilead Fund (“Eventide Gilead”), Eventide Healthcare and Life Sciences Fund (“Eventide HLS”), Eventide Balanced Fund (“Eventide Balanced”), Eventide Dividend Growth Fund (“Eventide DG”), Eventide Limited-Term Bond Fund (“Eventide LTB”), Eventide Exponential Technologies Fund (“Eventide ET”), Eventide Core Bond Fund (“Eventide CB”) and Eventide Large Cap Focus Fund (“Eventide LCF”) (collectively, the “Eventide Funds”)

The Board examined Eventide’s responses to a series of questions regarding, among other things, its advisory services provided to the Eventide Funds, comparative fee and expense information, and profitability from managing the Eventide Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel involved in servicing the Eventide Funds, noting that there had been some changes but that key investment personnel remained consistent since the most recent renewal of the Eventide Agreement. The Board added that a new portfolio manager had been added for Eventide ET. The Board observed that Eventide was responsible for providing portfolio management services to the Eventide Funds, including research and analysis, making investment decisions, and security selection consistent with the value principles articulated in each Eventide Fund’s prospectus. The Board discussed that Eventide utilized internal research analysts and portfolio managers to provide fundamental security and sector research, as well as external research partners to provide sector and macro-economic data. The Board noted that Eventide had strong internal research capabilities and utilized this research in serving the Eventide Funds. The Board recognized that Eventide provided continuous oversight and compliance services to the Eventide Funds that were sub-advised by Boyd Watterson. After further discussion, the Board concluded Eventide could continue to provide high quality service to each Eventide Fund and its shareholders.

Performance. The Board reviewed the performance of each Eventide Fund relative to its peer group and Morningstar category.

Eventide Gilead: The Board observed that Eventide Gilead greatly outperformed the peer group average, Morningstar category, and benchmark index for the 1-year period but underperformed each benchmark for the 3-year and 5-year periods. The Board noted Eventide Gilead outperformed all benchmarks for the 10-year period. The Board noted that Eventide explained that the underperformance in the 3-year period was largely due to general stock selection in the portfolio and allocations to the Financials, Industrial and Consumer Discretionary Sectors while underperformance in the 5-year period was attributed to allocations to the Financials, Industrials, and Communication Services sectors.

Eventide HLS: The Board discussed that Eventide HLS significantly outperformed all benchmarks for the 1-year period and outperformed all benchmarks for the 10-year period. The Board noted Eventide HLS outperformed the peer group and Morningstar category for the 3-year period but underperformed the 5-year period and underperformed the S&P Biotechnology Select Industry TR Index for the 3- year period but outperformed for the 5-year period. The Board noted that Eventide explained that the Morningstar category and peer group funds included less biotechnology securities with a focus on insurance companies which led to the differences in performance.

Eventide Funds
Additional Information (Unaudited) (Continued)
June 30, 2026

Eventide Balanced: The Board noted that Eventide Balanced underperformed the peer group average for all time periods but outperformed the Bloomberg Mid Cap/Intermediate US Aggregate index for the 3-, 5-, and 10-year periods. The Board reviewed that Eventide Balanced underperformed the US Fund Moderate Allocation Morningstar category for all time periods but outperformed the US Fund Conservative Allocation Morningstar category for all time periods. The Board acknowledged that Eventide noted that the peer group funds and US Fund Moderate Allocation Morningstar category had higher equity exposure than Eventide Balanced which led to the consistent underperformance.

Eventide DG: The Board noted that Eventide DG underperformed all benchmarks for the 1-year period but outperformed all benchmarks for the 3-year and 5-year periods and outperformed all benchmarks other than the benchmark index for the 10-year period. The Board noted that Eventide explained that the underperformance was due to underperformance in the Financials, Materials, Consumer Discretionary, Utilities, and Information Technology Sectors

Eventide LTB: The Board observed that Eventide LTB outperformed all benchmarks for the 1-year period but underperformed the peer group and US Fund Short Term Bond Morningstar category for all other time periods. The Board noted Eventide LTB slightly outperformed the Bloomberg US Govt/Credit 1-5 Yr TR Index for the 3-year period but slightly underperformed for the 5-year and 10-year periods. The Board observed that Eventide reported that corporate bonds contributed to Eventide LTB’s performance and that the longer duration in Eventide LTB’s bonds compared to funds in the peer group led to the underperformance.

Eventide ET: The Board discussed that Eventide ET underperformed all benchmarks for all time periods. The Board noted that Eventide attributed the underperformance to security selection in the portfolio and the lack of large cap information technology securities. The Board noted that Eventide explained that very few of the top performing information technology companies in recent years were eligible for inclusion in the portfolio because of Eventide’s ethical screen. The Board acknowledged Eventide recently added a new portfolio manager to Eventide ET.

Eventide CB: The Board observed that Eventide CB outperformed all benchmarks for the 1-year period and outperformed the peer group for the 3-year period but underperformed the peer group for the 5-year and since inception periods. The Board noted Eventide CB underperformed the US Fund Intermediate Core Bond category, and Bloomberg US Aggregate Bond TR Index for the 3-year, 5-year, and since inception periods. The Board discussed that Eventide attributed the underperformance primarily to the timing of Eventide CB’s launch coinciding with the start of rising interest rates and its underweight allocation to treasury bonds.

Eventide LCF: The Board observed that Eventide LCF trailed all benchmarks for all time periods. The Board reviewed that Eventide attributed the consistent underperformance compared to Eventide LCF’s allocations in the Financials, Communications Services, and Materials sectors.

After further discussion, the Board concluded that the performance of each Eventide Fund was acceptable.

Fees and Expenses: The Board discussed the advisory fees paid by each of the Eventide Funds in comparison to the fees charged to the peer group funds, and the funds in each of the Eventide Funds’ Morningstar category along with the indirect benefits of Rule 12b-1 fees received by Eventide with respect to the distribution of the Eventide Funds. The Board reviewed the allocation of fees between Eventide and Boyd Watterson, based on the sub-advisory fees paid by the advisor for each of Eventide Balanced, Eventide CB and Eventide LTB, in comparison to the level of service provided. The Board noted that the sub-advisory agreement between Eventide and Boyd Watterson was the product of an arm’s length negotiation.

Eventide Gilead: The Board observed that the advisory fee of 0.98% was above the median and average for the peer group and Morningstar category but within the range for both. The Board noted that the net expense ratio of 1.43% was above the peer group and Morningstar category median and average but within the range for each.

Eventide HLS: The Board reviewed that the advisory fee for Eventide HLS of 1.10% was above the median and average for the peer group and Morningstar category but within the range. The Board noted that the net expense ratio of 1.56% was higher than the median and average for the peer group and Morningstar category but well below the high for each.

Eventide Balanced: The Board discussed that the advisory fee for Eventide Balanced was in line with the average for the peer group but above the median and above the median and average for the Morningstar category but well below the high. The Board noted that the net expense ratio was above the peer group median but in line with the average and was above the average for the Morningstar category but within the range of each.

Eventide DG: The Board acknowledged that the advisory fee of 0.73% (before recoupment) was below the median and in line with average for the peer group, above the median and average for the Morningstar category but within the range. The Board discussed

Eventide Funds
Additional Information (Unaudited) (Continued)
June 30, 2026

that the net expense ratio was above the median and average for the peer group and Morningstar category but well below the highs for each.

Eventide LTB: The Board noted that the advisory fee of 0.31% (before waiver) was below the median and average for both the peer group and Morningstar category. The Board observed that the net expense ratio was below the median and average for the peer group and Morningstar category.

Eventide ET: The Board reviewed that the advisory fee was above the median and average for the peer group and Morningstar category but within the range for each. The Board discussed that the net expense ratio was above the peer group and Morningstar category median and average but well below the highs for each.

Eventide CB: The Board observed the advisory fee was below the median and average for the peer group and in line with the Morningstar category. The Board discussed that the net expense ratio was below the median and average for the peer group and in line with median and average for the Morningstar category.

Eventide LCF: The Board discussed that Eventide LCF’s advisory fee of 0.73% (before waivers) was above the peer group and Morningstar category median and average but within the range for each. The Board discussed that the net expense ratio was above the peer group and Morningstar category median and average but well below the highs for each.

The Board determined that based on the advisory services provided to each of the Eventide Funds by Eventide that the advisory fee paid by each of the Eventide Funds to Eventide was not unreasonable.

Profitability. The Board discussed the financial information provided by Eventide and reviewed Eventide’s profitability from its services to each of the Eventide Funds. The Board recognized that Eventide earned a reasonable profit from advising Eventide Gilead, Eventide HLS, Eventide Balanced, Eventide DG, Eventide ET, and Eventide LCF but did not earn a profit from advising Eventide LTB or Eventide CB. The Board acknowledges the soft dollar benefits Eventide received, and, after further discussion, agreed excess profitability on a fund-by-fund basis was not a concern at this time.

Economies of Scale. The Board discussed potential breakpoints for the Eventide Funds, but acknowledged that Eventide Fund’s shareholders benefited from each Eventide Fund’s expense cap. The Board recognized that Eventide paid a sub-advisory fee for each of Eventide Balanced, Eventide CB and Eventide LTB. After further discussion, the Board concluded breakpoints were not appropriate at this time, but that it would continue to discuss breakpoints in the future.

Conclusion. Having requested and received such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of each Eventide Fund and its respective shareholders

Fund Proxy Voting Policies, Procedures and Summaries

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-771-3836 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer
Date: 9/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer
Date: 9/2/2026

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer
Date: 9/2/2026